UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04550

The MainStay Funds

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010
(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 30 Hudson Street, Jersey City, NJ 070302

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

The schedule of investments for the period ended July 31, 2018 is filed herewith.

MainStay Income Builder Fund

Portfolio of Investments July 31, 2018 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 50.6% †
	Asset-Backed Securities 0.2%
	Home Equity 0.1%
	Ameriquest Mortgage Securities, Inc. Series 2003-8, Class AF5 5.14%, due 10/25/33 (a)		$18,113	$18,409
	Chase Funding Trust Series 2002-2, Class 1A5 6.333%, due 4/25/32 (a)		82,562	83,595
	Countrywide Asset-Backed Certificates Series 2003-5, Class AF5 5.197%, due 2/25/34 (a)		431,985	443,796
	Equity One Mortgage Pass-Through Trust Series 2003-3, Class AF4 5.495%, due 12/25/33 (a)		157,349	158,472
	JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 2.164% (1 Month LIBOR + 0.10%), due 3/25/47 (b)		432,073	304,096
	MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A1 2.114% (1 Month LIBOR + 0.05%), due 11/25/36 (b)		622,604	297,383
	Saxon Asset Securities Trust Series 2003-1, Class AF5 4.719%, due 6/25/33 (a)		77,142	76,644
	Terwin Mortgage Trust Series 2005-14HE, Class AF2 4.849%, due 8/25/36 (a)		2,026	2,021
				1,384,416

	Other Asset-Backed Securities 0.1%
	Verizon Owner Trust Series 2018-1A, Class A1A 2.82%, due 9/20/22 (c)		1,895,000	1,883,098

	Student Loans 0.0% ‡
	KeyCorp Student Loan Trust Series 2000-A, Class A2 2.65% (3 Month LIBOR + 0.32%), due 5/25/29 (b)		210,138	209,415

	Total Asset-Backed Securities (Cost $3,671,127)			3,476,929

	Corporate Bonds 37.1%
	Aerospace & Defense 0.4%
	Harris Corp. 4.40%, due 6/15/28		2,215,000	2,243,385
	KLX, Inc. 5.875%, due 12/1/22 (c)		3,485,000	3,611,331
	Triumph Group, Inc. 4.875%, due 4/1/21		1,205,000	1,117,638
				6,972,354

	Agriculture 0.0% ‡
	Reynolds American, Inc. 8.125%, due 6/23/19 (United Kingdom)		255,000	266,535

	Airlines 0.9%
	American Airlines Group, Inc. 4.625%, due 3/1/20 (c)		3,700,000	3,713,875
	American Airlines, Inc.
	Series 2016-2, Class AA, Pass Through Trust 3.20%, due 12/15/29		626,960	591,430
	Series 2017-2, Class AA, Pass Through Trust 3.35%, due 4/15/31		1,000,000	958,524
	Series 2015-2, Class AA, Pass Through Trust 3.60%, due 3/22/29		3,168,528	3,089,980
	Series 2016-2, Class AA, Pass Through Trust 3.65%, due 12/15/29		221,280	214,088
	Continental Airlines, Inc. Series 2009-2, Class 2, Pass Through Trust 7.25%, due 5/10/21		1,358,796	1,424,018
	U.S. Airways Group, Inc.
	Series 2012-1, Class A 5.90%, due 4/1/26		1,697,223	1,819,779
	Series 2010-1, Class A, Pass Through Trust 6.25%, due 10/22/24		822,130	879,268
	United Airlines, Inc. Series 2007-1, Pass Through Trust 6.636%, due 1/2/24		1,418,589	1,487,745
				14,178,707

	Auto Manufacturers 0.8%
	Daimler Finance North America LLC 2.913% (3 Month LIBOR + 0.55%), due 5/4/21 (b)(c)		2,400,000	2,407,824
	Ford Motor Co.
	7.45%, due 7/16/31		450,000	522,202
	8.90%, due 1/15/32		215,000	270,964
	Ford Motor Credit Co. LLC 5.875%, due 8/2/21		350,000	369,105
	General Motors Financial Co., Inc.
	3.15%, due 6/30/22		900,000	875,843
	3.20%, due 7/13/20		1,800,000	1,794,332
	3.45%, due 4/10/22		3,800,000	3,730,119
	4.20%, due 3/1/21		2,585,000	2,617,121
				12,587,510

	Auto Parts & Equipment 0.5%
	Goodyear Tire & Rubber Co. 5.125%, due 11/15/23		2,540,000	2,501,900
	LKQ European Holdings B.V. 3.625%, due 4/1/26 (c)	EUR	2,140,000	2,515,271
	Schaeffler Finance B.V. 4.75%, due 5/15/23 (Germany) (c)		$3,345,000	3,311,550
				8,328,721

	Banks 8.3%
¤	Bank of America Corp.
	2.738%, due 1/23/22 (d)		3,260,000	3,202,716
	3.004%, due 12/20/23 (d)		1,794,000	1,741,154
	3.499%, due 5/17/22 (d)		4,490,000	4,485,969
	3.50%, due 4/19/26		415,000	401,998
	5.125%, due 6/17/18 (d)(e)		575,000	584,004
	6.11%, due 1/29/37		1,505,000	1,763,748
	6.30%, due 3/10/26 (d)(e)		2,085,000	2,220,525
	8.57%, due 11/15/24		485,000	600,330
	Bank of New York Mellon Corp. 4.625%, due 9/20/26 (d)(e)		3,275,000	3,120,125
	Barclays PLC (United Kingdom)
	2.75%, due 11/8/19		936,000	929,883
	5.20%, due 5/12/26		5,570,000	5,502,742
	Capital One Financial Corp. 4.20%, due 10/29/25		435,000	426,317
	CIT Group, Inc. 3.875%, due 2/19/19		870,000	871,740
	Citibank N.A.
	2.125%, due 10/20/20		4,590,000	4,477,731
	3.40%, due 7/23/21		3,585,000	3,585,896
	Citigroup, Inc.
	3.668%, due 7/24/28 (d)		1,180,000	1,126,042
	4.05%, due 7/30/22		105,000	105,795
	5.30%, due 5/6/44		1,200,000	1,251,020
	6.625%, due 6/15/32		770,000	908,153
	6.875%, due 6/1/25		1,715,000	1,950,442
	Citizens Financial Group, Inc.
	4.30%, due 12/3/25		3,405,000	3,369,922
	6.00%, due 7/6/23 (d)(e)		2,660,000	2,677,290
	Discover Bank 8.70%, due 11/18/19		1,064,000	1,131,198
	Goldman Sachs Group, Inc.
	2.905%, due 7/24/23 (d)		880,000	849,680
	2.908%, due 6/5/23 (d)		800,000	773,245
	3.491%, due 5/15/26 (b)		2,245,000	2,227,575
	3.50%, due 11/16/26		1,085,000	1,029,664
	5.00%, due 11/10/22 (d)(e)		3,110,000	2,900,075
	5.25%, due 7/27/21		805,000	844,163
	6.75%, due 10/1/37		829,000	1,013,721
	7.50%, due 2/15/19		2,100,000	2,154,193
	Huntington Bancshares, Inc.
	3.15%, due 3/14/21		3,535,000	3,505,817
	5.70%, due 4/15/23 (d)(e)		2,400,000	2,370,000
	JPMorgan Chase & Co. (d)
	3.54%, due 5/1/28		2,970,000	2,846,942
	5.15%, due 5/1/23 (e)		4,666,000	4,587,285
	Kreditanstalt Fuer Wiederaufbau 1.50%, due 2/6/19 (Germany)		8,170,000	8,132,633
	Lloyds Banking Group PLC (United Kingdom)
	4.582%, due 12/10/25		1,633,000	1,614,510
	4.65%, due 3/24/26		3,090,000	3,063,303
¤	Morgan Stanley
	2.375%, due 7/23/19		1,750,000	1,743,113
	3.125%, due 1/23/23		4,435,000	4,336,107
	3.875%, due 1/27/26		465,000	459,268
	4.875%, due 11/1/22		1,125,000	1,167,091
	5.00%, due 11/24/25		2,855,000	2,967,046
	5.45%, due 7/15/19 (d)(e)		2,310,000	2,344,650
	6.375%, due 7/24/42		170,000	214,015
	7.25%, due 4/1/32		3,490,000	4,471,578
	PNC Bank N.A. 2.55%, due 12/9/21		2,185,000	2,129,206
	Royal Bank of Scotland Group PLC (United Kingdom)
	4.892%, due 5/18/29 (d)		1,935,000	1,942,066
	6.00%, due 12/19/23		190,000	201,457
	Santander Holdings USA, Inc.
	2.65%, due 4/17/20		3,875,000	3,829,238
	4.40%, due 7/13/27		600,000	582,749
	Santander UK Group Holdings PLC (United Kingdom)
	3.571%, due 1/10/23		2,230,000	2,184,500
	3.823%, due 11/3/28 (d)		1,640,000	1,536,016
	State Street Corp. 2.55%, due 8/18/20		2,605,000	2,581,447
	Toronto-Dominion Bank 1.80%, due 7/13/21 (Canada)		4,295,000	4,122,556
	U.S. Bank N.A. 2.62%, due 5/21/21 (b)		2,655,000	2,656,429
	Wachovia Corp. 5.50%, due 8/1/35		315,000	341,551
	Wells Fargo & Co.
	4.90%, due 11/17/45		55,000	56,349
	5.375%, due 11/2/43		690,000	752,507
	Wells Fargo Bank N.A.
	2.40%, due 1/15/20		1,875,000	1,857,496
	5.85%, due 2/1/37		140,000	162,614
¤	Westpac Banking Corp. (Australia)
	2.623%, due 5/15/20 (b)		1,935,000	1,936,502
	4.875%, due 11/19/19		5,200,000	5,328,669
				134,251,766

	Beverages 0.8%
	Anheuser-Busch InBev Finance, Inc. 3.65%, due 2/1/26 (Belgium)		935,000	917,914
	Coca-Cola Co. 1.375%, due 5/30/19		3,845,000	3,810,845
	Constellation Brands, Inc.
	2.00%, due 11/7/19		2,000,000	1,973,920
	4.25%, due 5/1/23		2,100,000	2,140,865
	Diageo Capital PLC 2.566%, due 5/18/20 (United Kingdom) (b)		2,420,000	2,422,970
	Molson Coors Brewing Co. 3.00%, due 7/15/26		2,000,000	1,831,466
				13,097,980

	Biotechnology 0.4%
	Biogen, Inc. 3.625%, due 9/15/22		3,480,000	3,503,623
	Celgene Corp. 3.625%, due 5/15/24		3,600,000	3,543,583
				7,047,206

	Building Materials 0.8%
	Cemex S.A.B. de C.V. 7.75%, due 4/16/26 (Mexico) (c)		4,255,000	4,683,734
	Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25		4,420,000	4,380,632
	Masco Corp. 4.375%, due 4/1/26		1,575,000	1,565,011
	Standard Industries, Inc. 5.375%, due 11/15/24 (c)		2,940,000	2,911,482
				13,540,859

	Chemicals 0.7%
	Air Liquide Finance S.A. (France) (c)
	1.375%, due 9/27/19		2,535,000	2,488,118
	1.75%, due 9/27/21		1,725,000	1,642,436
	Braskem Netherlands Finance B.V. 4.50%, due 1/10/28 (Netherlands) (c)		4,275,000	4,077,281
	Dow Chemical Co. 4.125%, due 11/15/21		1,605,000	1,634,965
	Mexichem S.A.B. de C.V. 4.00%, due 10/4/27 (Mexico) (c)		1,800,000	1,695,060
				11,537,860

	Commercial Services 0.3%
	Herc Rentals, Inc. 7.75%, due 6/1/24 (c)		1,482,000	1,588,082
	Service Corp. International 5.375%, due 1/15/22		3,600,000	3,642,750
				5,230,832

	Computers 0.5%
	Apple, Inc.
	2.75%, due 1/13/25		1,990,000	1,908,142
	3.35%, due 2/9/27		3,480,000	3,418,679
	International Business Machines Corp. 7.00%, due 10/30/25		2,050,000	2,473,202
				7,800,023

	Cosmetics & Personal Care 0.2%
	Unilever Capital Corp. 1.80%, due 5/5/20 (United Kingdom)		3,100,000	3,040,037

	Diversified Financial Services 2.2%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, due 10/30/20 (Ireland)		4,265,000	4,345,279
	Air Lease Corp.
	2.125%, due 1/15/20		1,950,000	1,915,397
	2.75%, due 1/15/23		1,850,000	1,755,609
	4.25%, due 9/15/24		1,185,000	1,182,548
	Capital One Bank USA N.A. 8.80%, due 7/15/19		2,070,000	2,184,149
	Caterpillar Financial Services Corp.
	2.51%, due 5/15/20 (b)		2,275,000	2,276,679
	2.90%, due 3/15/21		4,990,000	4,967,085
	Discover Financial Services 3.85%, due 11/21/22		1,491,000	1,480,599
	GE Capital International Funding Co. 2.342%, due 11/15/20		6,500,000	6,365,036
	International Lease Finance Corp.
	5.875%, due 4/1/19		1,255,000	1,278,808
	6.25%, due 5/15/19		1,074,000	1,101,159
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (c)		940,000	909,496
	Springleaf Finance Corp.
	5.25%, due 12/15/19		700,000	711,375
	6.00%, due 6/1/20		475,000	489,250
	Synchrony Financial 4.25%, due 8/15/24		5,000,000	4,838,070
				35,800,539

	Electric 1.1%
	AEP Transmission Co. LLC 3.10%, due 12/1/26		2,350,000	2,253,272
	CMS Energy Corp.
	3.875%, due 3/1/24		1,540,000	1,534,239
	5.05%, due 3/15/22		1,220,000	1,273,073
	6.25%, due 2/1/20		1,225,000	1,276,021
	Consolidated Edison, Inc. 2.00%, due 3/15/20		1,205,000	1,183,947
	Duquesne Light Holdings, Inc. 6.40%, due 9/15/20 (c)		2,590,000	2,723,593
	Entergy Louisiana LLC 4.00%, due 3/15/33		2,200,000	2,200,791
	Evergy, Inc. 5.292%, due 6/15/22 (a)		1,130,000	1,179,345
	Public Service Electric & Gas Co. 3.00%, due 5/15/27		2,235,000	2,119,541
	Puget Energy, Inc. 5.625%, due 7/15/22		815,000	862,215
	Southern California Edison Co. 3.70%, due 8/1/25		870,000	868,735
	WEC Energy Group, Inc. 4.455% (3 Month LIBOR + 2.113%), due 5/15/67 (b)		1,095,000	1,073,100
				18,547,872

	Entertainment 0.1%
	International Game Technology PLC 5.625%, due 2/15/20 (United Kingdom) (c)		2,255,000	2,297,281

	Environmental Controls 0.3%
	Republic Services, Inc. 4.75%, due 5/15/23		1,615,000	1,689,429
	Waste Management, Inc.
	2.40%, due 5/15/23		2,275,000	2,166,833
	3.15%, due 11/15/27		1,080,000	1,020,364
				4,876,626

	Food 1.4%
	Kerry Group Financial Services 3.20%, due 4/9/23 (Ireland) (c)		2,899,000	2,828,802
	Kraft Heinz Foods Co. 4.875%, due 2/15/25 (c)		2,123,000	2,164,494
	Kroger Co. 1.50%, due 9/30/19		2,555,000	2,509,615
	Mondelez International Holdings Netherlands B.V. (Netherlands) (c)
	1.625%, due 10/28/19		2,790,000	2,742,556
	2.00%, due 10/28/21		3,050,000	2,908,090
	Smithfield Foods, Inc. (c)
	2.70%, due 1/31/20		1,690,000	1,663,442
	3.35%, due 2/1/22		1,575,000	1,519,466
	Sysco Corp. 3.25%, due 7/15/27		1,735,000	1,634,997
	Tyson Foods, Inc. 3.95%, due 8/15/24		4,235,000	4,230,299
				22,201,761

	Gas 0.4%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	5.50%, due 5/20/25		735,000	711,112
	5.625%, due 5/20/24		1,140,000	1,122,900
	5.75%, due 5/20/27		520,000	497,250
	NiSource, Inc. 3.49%, due 5/15/27		3,670,000	3,522,191
				5,853,453

	Health Care - Products 1.3%
	Abbott Laboratories 3.75%, due 11/30/26		2,215,000	2,202,759
	Becton Dickinson & Co.
	2.133%, due 6/6/19		2,700,000	2,680,068
	3.70%, due 6/6/27		4,380,000	4,202,845
	Boston Scientific Corp. 2.85%, due 5/15/20		3,740,000	3,707,362
	Medtronic Global Holdings SCA 1.70%, due 3/28/19		3,090,000	3,071,954
	Stryker Corp. 2.625%, due 3/15/21		3,395,000	3,332,725
	Thermo Fisher Scientific, Inc. 3.00%, due 4/15/23		1,425,000	1,382,519
				20,580,232

	Health Care - Services 0.2%
	Cigna Corp. 4.375%, due 12/15/20		270,000	275,042
	Laboratory Corp. of America Holdings 2.50%, due 11/1/18		3,510,000	3,507,755
				3,782,797

	Holding Company - Diversified 0.2%
	CK Hutchison International (17) II, Ltd. 3.25%, due 9/29/27 (Hong Kong) (c)		2,620,000	2,432,981

	Home Builders 0.7%
	Lennar Corp.
	4.50%, due 6/15/19		2,400,000	2,415,000
	4.50%, due 11/15/19		750,000	757,500
	5.875%, due 11/15/24		1,345,000	1,388,713
	MDC Holdings, Inc. 5.625%, due 2/1/20		2,750,000	2,811,875
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
	4.375%, due 6/15/19		1,000,000	1,000,960
	5.875%, due 6/15/24		2,935,000	2,912,987
				11,287,035

	Housewares 0.1%
	Newell Brands, Inc. 3.85%, due 4/1/23		1,415,000	1,387,723

	Insurance 2.5%
	Alterra Finance LLC 6.25%, due 9/30/20		200,000	211,105
	AXA Equitable Holdings, Inc. 5.00%, due 4/20/48 (c)		2,305,000	2,204,786
	Jackson National Life Global Funding (c)
	2.20%, due 1/30/20		3,580,000	3,530,249
	2.807%, due 6/11/21 (b)		3,660,000	3,667,920
	Liberty Mutual Group, Inc. (c)
	4.25%, due 6/15/23		850,000	859,757
	7.80%, due 3/7/87		1,760,000	2,076,800
	10.75%, due 6/15/88 (d)		750,000	1,132,500
	Lincoln National Corp. 3.625%, due 12/12/26		3,400,000	3,237,424
	Markel Corp. 5.00%, due 4/5/46		2,350,000	2,416,660
	MassMutual Global Funding II (c)
	2.10%, due 8/2/18		1,200,000	1,200,000
	2.50%, due 10/17/22		3,347,000	3,227,790
	2.95%, due 1/11/25		1,105,000	1,050,869
	Metropolitan Life Global Funding I 1.75%, due 9/19/19 (c)		2,250,000	2,219,561
	Oil Insurance, Ltd. 5.319% (3 Month LIBOR + 2.982%), due 8/31/18 (b)(c)(e)		1,320,000	1,264,274
	Pricoa Global Funding I 2.55%, due 11/24/20 (c)		2,135,000	2,100,306
	Principal Life Global Funding II 2.375%, due 11/21/21 (c)		4,070,000	3,920,925
	Protective Life Corp. 8.45%, due 10/15/39		1,640,000	2,348,364
	Prudential Financial, Inc. 5.625%, due 6/15/43 (d)		1,760,000	1,831,280
	Voya Financial, Inc. 3.65%, due 6/15/26		690,000	654,102
	XLIT, Ltd. 4.45%, due 3/31/25		2,155,000	2,131,805
				41,286,477

	Internet 0.9%
	Booking Holdings, Inc. 3.60%, due 6/1/26		2,225,000	2,164,192
	eBay, Inc. 3.80%, due 3/9/22		3,840,000	3,884,528
	Expedia Group, Inc. 3.80%, due 2/15/28		500,000	465,471
	Match Group, Inc. 6.375%, due 6/1/24		3,995,000	4,224,713
	Tencent Holdings, Ltd. (China) (c)
	3.595%, due 1/19/28		1,475,000	1,406,678
	3.925%, due 1/19/38		1,910,000	1,770,565
				13,916,147

	Iron & Steel 0.3%
	ArcelorMittal 7.00%, due 10/15/39 (Luxembourg) (a)		2,300,000	2,593,250
	Vale Overseas, Ltd. 6.875%, due 11/21/36 (Brazil)		1,800,000	2,091,960
				4,685,210

	Lodging 0.4%
	Marriott International, Inc.
	2.30%, due 1/15/22		2,450,000	2,346,591
	7.15%, due 12/1/19		1,900,000	1,991,487
	MGM Resorts International
	6.75%, due 10/1/20		2,390,000	2,515,475
	8.625%, due 2/1/19		80,000	81,784
				6,935,337

	Machinery - Diversified 0.2%
	CNH Industrial Capital LLC 4.875%, due 4/1/21		3,945,000	4,040,903

	Media 0.8%
	21st Century Fox America, Inc. 3.00%, due 9/15/22		2,230,000	2,187,774
	Comcast Corp. 5.70%, due 7/1/19		4,250,000	4,363,249
	Grupo Televisa S.A.B. 6.625%, due 1/15/40 (Mexico)		1,500,000	1,718,327
	NBC Universal Media LLC 5.15%, due 4/30/20		160,000	165,391
	Sky PLC 3.75%, due 9/16/24 (United Kingdom) (c)		950,000	943,032
	Time Warner Entertainment Co., L.P.
	8.375%, due 3/15/23		800,000	929,040
	8.375%, due 7/15/33		1,000,000	1,256,648
	UPCB Finance IV, Ltd. 5.375%, due 1/15/25 (Netherlands) (c)		2,050,000	1,978,250
				13,541,711

	Metal Fabricate & Hardware 0.2%
	Precision Castparts Corp. 3.25%, due 6/15/25		4,040,000	3,930,926

	Mining 0.3%
	Anglo American Capital PLC 4.875%, due 5/14/25 (United Kingdom) (c)		1,295,000	1,301,384
	FMG Resources (August 2006) Pty, Ltd. 5.125%, due 5/15/24 (Australia) (c)		2,280,000	2,183,100
	Teck Resources, Ltd. 6.00%, due 8/15/40 (Canada)		2,060,000	2,080,600
				5,565,084

	Miscellaneous - Manufacturing 0.6%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (c)		3,785,000	3,785,000
	Siemens Financieringsmaatschappij N.V. 2.70%, due 3/16/22 (Germany) (c)		2,130,000	2,087,402
	Textron Financial Corp. 4.078% (3 Month LIBOR + 1.735%), due 2/15/67 (b)(c)		3,540,000	3,203,700
				9,076,102

	Oil & Gas 1.0%
	Andeavor 5.125%, due 12/15/26		1,260,000	1,330,953
	Cenovus Energy, Inc. 4.25%, due 4/15/27 (Canada)		955,000	926,680
	Gazprom OAO Via Gaz Capital S.A. 7.288%, due 8/16/37 (Luxembourg) (c)		2,065,000	2,364,425
	Petrobras Global Finance B.V. 7.375%, due 1/17/27 (Brazil)		4,120,000	4,284,800
	Petroleos Mexicanos 6.75%, due 9/21/47 (Mexico)		1,350,000	1,250,518
	Valero Energy Corp.
	6.125%, due 2/1/20		2,385,000	2,480,537
	6.625%, due 6/15/37		2,645,000	3,227,212
				15,865,125

	Packaging & Containers 0.2%
	Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, due 1/15/23		1,400,000	1,386,280
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.75%, due 10/15/20 (New Zealand)		1,938,215	1,941,704
				3,327,984

	Pharmaceuticals 0.5%
	Allergan Funding SCS
	2.45%, due 6/15/19		1,790,000	1,786,145
	3.45%, due 3/15/22		2,715,000	2,684,303
	GlaxoSmithKline Capital PLC 2.693%, due 5/14/21 (United Kingdom) (b)		3,465,000	3,483,364
				7,953,812

	Pipelines 0.9%
	Andeavor Logistics, L.P. / Tesoro Logistics Finance Corp. 5.50%, due 10/15/19		1,845,000	1,886,088
	Columbia Pipeline Group, Inc. 3.30%, due 6/1/20		2,995,000	2,983,104
	MPLX, L.P.
	4.875%, due 6/1/25		100,000	103,875
	5.50%, due 2/15/23		1,975,000	2,009,889
	Southern Natural Gas Co. LLC 4.80%, due 3/15/47 (c)		880,000	894,082
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24		1,740,000	1,791,521
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 5.25%, due 5/1/23		2,120,000	2,135,900
	Transcontinental Gas Pipe Line Co. LLC 4.60%, due 3/15/48 (c)		2,340,000	2,297,543
				14,102,002

	Real Estate Investment Trusts 1.1%
	American Tower Corp. 3.375%, due 10/15/26		2,945,000	2,732,532
	Crown Castle International Corp.
	3.40%, due 2/15/21		2,080,000	2,076,117
	5.25%, due 1/15/23		3,510,000	3,678,568
	Digital Realty Trust, L.P.
	2.75%, due 2/1/23		140,000	133,570
	3.70%, due 8/15/27		500,000	477,940
	Essex Portfolio, L.P. 3.375%, due 4/15/26		1,490,000	1,413,014
	Iron Mountain, Inc. (c)
	4.875%, due 9/15/27		1,860,000	1,704,225
	5.25%, due 3/15/28		1,440,000	1,332,000
	Kilroy Realty, L.P. 3.45%, due 12/15/24		2,060,000	1,976,140
	UDR, Inc. 3.50%, due 7/1/27		2,000,000	1,891,692
	Welltower, Inc. 4.00%, due 6/1/25		890,000	875,033
				18,290,831

	Retail 1.2%
	Alimentation Couche-Tard, Inc. (Canada) (c)
	3.55%, due 7/26/27		4,435,000	4,222,412
	4.50%, due 7/26/47		1,950,000	1,812,517
	AutoZone, Inc. 3.75%, due 6/1/27		1,500,000	1,444,055
	CVS Health Corp.
	4.00%, due 12/5/23		3,725,000	3,730,512
	4.78%, due 3/25/38		1,110,000	1,118,635
	5.05%, due 3/25/48		2,220,000	2,300,580
	CVS Pass-Through Trust 5.789%, due 1/10/26 (c)(f)		163,606	170,624
	Dollar Tree, Inc. 3.70%, due 5/15/23		1,425,000	1,414,724
	QVC, Inc. 4.85%, due 4/1/24		2,660,000	2,638,731
				18,852,790

	Semiconductors 0.4%
	NXP B.V. / NXP Funding LLC 4.625%, due 6/15/22 (Netherlands) (c)		1,610,000	1,630,125
	Qorvo, Inc. 7.00%, due 12/1/25		3,740,000	4,048,550
	Sensata Technologies B.V. 5.00%, due 10/1/25 (Netherlands) (c)		380,000	380,000
				6,058,675

	Software 0.7%
	MSCI, Inc. 5.75%, due 8/15/25 (c)		3,610,000	3,763,425
	Oracle Corp. 4.30%, due 7/8/34		2,085,000	2,165,402
	PTC, Inc. 6.00%, due 5/15/24		1,415,000	1,478,250
	salesforce.com, Inc.
	3.25%, due 4/11/23		1,300,000	1,296,643
	3.70%, due 4/11/28		1,915,000	1,921,836
				10,625,556

	Telecommunications 2.0%
	AT&T, Inc. 4.90%, due 8/15/37 (c)		1,840,000	1,772,907
	CommScope Technologies LLC 6.00%, due 6/15/25 (c)		850,000	875,500
	CommScope, Inc. 5.00%, due 6/15/21 (c)		3,090,000	3,101,587
	Crown Castle Towers LLC 4.241%, due 7/15/48 (c)		2,680,000	2,732,823
	Hughes Satellite Systems Corp. 6.50%, due 6/15/19		990,000	1,009,800
	Rogers Communications, Inc. (Canada)
	3.625%, due 12/15/25		1,495,000	1,458,035
	5.45%, due 10/1/43		380,000	421,688
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (c)
	3.36%, due 3/20/23		4,346,875	4,325,141
	4.738%, due 3/20/25		2,625,000	2,605,312
	Telecom Italia Capital S.A. (Italy)
	7.175%, due 6/18/19		1,930,000	1,986,935
	7.721%, due 6/4/38		1,385,000	1,526,963
	Telecom Italia S.p.A. 5.303%, due 5/30/24 (Italy) (c)		1,110,000	1,112,775
	Telefonica Emisiones SAU (Spain)
	4.57%, due 4/27/23		2,552,000	2,634,046
	5.134%, due 4/27/20		2,425,000	2,501,973
	5.213%, due 3/8/47		1,735,000	1,758,081
	5.462%, due 2/16/21		395,000	413,700
¤	Verizon Communications, Inc. 3.443%, due 5/15/25 (b)		2,705,000	2,736,513
				32,973,779

	Textiles 0.3%
	Cintas Corp. No 2 3.70%, due 4/1/27		4,335,000	4,277,376

	Transportation 0.0% ‡
	XPO Logistics, Inc. 6.50%, due 6/15/22 (c)		761,000	781,928

	Total Corporate Bonds (Cost $610,756,078)			603,016,445

	Foreign Bonds 0.1%
	Banks 0.1%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21 (United Kingdom)	GBP	1,186,000	1,859,311

	Total Foreign Bonds (Cost $1,930,431)			1,859,311

	Loan Assignments 6.0% (b)
	Advertising 0.1%
	Outfront Media Capital LLC 2017 Term Loan B 4.072% (1 Month LIBOR + 2.00%), due 3/18/24		$2,200,000	2,204,400

	Building Materials 0.3%
	Builders FirstSource, Inc. 2017 Term Loan B 5.334% (3 Month LIBOR + 3.00%), due 2/29/24		1,772,864	1,771,281
	Quikrete Holdings, Inc. 2016 1st Lien Term Loan 4.827% (1 Month LIBOR + 2.75%), due 11/15/23		2,399,038	2,395,140
				4,166,421

	Chemicals 0.2%
	Axalta Coating Systems U.S. Holdings, Inc. Term Loan 4.084% (3 Month LIBOR + 1.75%), due 6/1/24		2,437,641	2,435,710

	Commercial Services 0.5%
	Allied Universal Holdco LLC 2015 Term Loan 5.827% (1 Month LIBOR + 3.75%), due 7/28/22		2,517,806	2,478,150
	Global Payments Inc. 2018 Term Loan B3 3.827% (1 Month LIBOR + 1.75%), due 4/21/23		1,323,250	1,323,722
	U.S. Security Associates Holdings, Inc. 2016 Term Loan 5.834% (3 Month LIBOR + 3.50%), due 7/14/23		3,930,717	3,930,717
				7,732,589

	Computers 0.2%
	Tempo Acquisition LLC Term Loan 5.077% (1 Month LIBOR + 3.00%), due 5/1/24		2,425,500	2,427,926

	Containers, Packaging & Glass 0.2%
	BWAY Holding Co. 2017 Term Loan B 5.581% (3 Month LIBOR + 3.25%), due 4/3/24		2,806,650	2,797,879
	Reynolds Group Holdings, Inc. 2017 Term Loan 4.827% (1 Month LIBOR + 2.75%), due 2/5/23		859,720	862,273
				3,660,152

	Electrical Components & Equipment 0.1%
	Electro Rent Corp. 1st Lien Term Loan 7.33% (3 Month LIBOR + 5.00%), due 1/31/24		2,078,350	2,091,340

	Electronics 0.2%
	Vantiv, LLC 2018 1st Lien Term Loan B4 3.824% (1 Month LIBOR + 1.75%), due 8/9/24		2,234,400	2,230,559

	Entertainment 0.1%
	Scientific Games International, Inc.
	2018 Term Loan B5 4.826% (1 Month LIBOR + 2.75%), due 8/14/24		349,818	349,862
	2018 Term Loan B5 4.921% (2 Month LIBOR + 2.75%), due 8/14/24		1,471,043	1,471,227
				1,821,089

	Environmental Controls 0.5%
	Advanced Disposal Services, Inc. Term Loan B3 4.193% (1 Week LIBOR + 2.25%), due 11/10/23		4,387,619	4,392,006
	GFL Environmental, Inc. 2018 Term Loan B 5.084% (3 Month LIBOR + 2.75%), due 5/30/25 (Canada)		3,064,337	3,054,761
				7,446,767

	Food & Staples Retailing 0.3%
	U.S. Foods, Inc. 2016 Term Loan B 4.077% (1 Month LIBOR + 2.00%), due 6/27/23		5,208,700	5,208,700

	Health Care - Products 0.3%
	Ortho-Clinical Diagnostics S.A. 2018 Term Loan B 5.327% (1 Month LIBOR + 3.25%), due 6/30/25		2,251,522	2,249,201
	Sterigenics-Nordion Holdings LLC 2017 Term Loan 5.334% (3 Month LIBOR + 3.00%), due 5/15/22		3,011,875	3,009,993
				5,259,194

	Healthcare, Education & Childcare 0.3%
	ExamWorks Group, Inc. 2017 Term Loan 5.327% (1 Month LIBOR + 3.25%), due 7/27/23		3,596,201	3,614,182
	U.S. Renal Care, Inc. 2015 2nd Lien Term Loan 10.337% (3 Month LIBOR + 8.00%), due 12/31/23 (g)		1,700,000	1,674,500
				5,288,682

	Hotels, Motels, Inns & Gaming 0.2%
	Las Vegas Sands LLC 2018 Term Loan B 3.827% (1 Month LIBOR + 1.75%), due 3/27/25		3,780,525	3,774,223

	Household Products & Wares 0.5%
	KIK Custom Products, Inc. 2015 Term Loan B 6.077% (1 Month LIBOR + 4.00%), due 5/15/23 (Canada)		7,110,294	7,036,226
	Prestige Brands, Inc. Term Loan B4 4.077% (1 Month LIBOR + 2.00%), due 1/26/24		1,482,122	1,483,357
				8,519,583

	Insurance 0.2%
	MPH Acquisition Holdings LLC 2016 Term Loan B 5.084% (3 Month LIBOR + 2.75%), due 6/7/23		3,744,669	3,743,107

	Machinery - Diversified 0.1%
	Titan Acquisition, Ltd. 2018 Term Loan B 5.077% (1 Month LIBOR + 3.00%), due 3/28/25 (United Kingdom)		2,194,500	2,157,924

	Media 0.3%
	Nielsen Finance LLC Term Loan B4 4.097% (1 Month LIBOR + 2.00%), due 10/4/23		878,875	874,069
	Virgin Media Bristol LLC 2017 Term Loan K 4.572% (1 Month LIBOR + 2.50%), due 1/15/26		3,650,000	3,643,156
				4,517,225

	Packaging & Containers 0.5%
	Albea Beauty Holdings SA (France)
	2018 Term Loan B2 5.334% (3 Month LIBOR + 3.00%), due 4/22/24		5,812	5,790
	2018 Term Loan 5.445% (3 Month LIBOR + 3.00%), due 4/22/24		2,313,375	2,304,700
	Berry Global, Inc.
	Term Loan Q 4.077% (1 Week LIBOR + 2.00%), due 10/1/22		4,070,865	4,076,519
	Term Loan Q 4.086% (1 Month LIBOR + 2.00%), due 10/1/22		2,217,603	2,220,684
				8,607,693

	Software 0.2%
	First Data Corp. 2024 Term Loan 4.069% (1 Month LIBOR + 2.00%), due 4/26/24		2,490,979	2,490,413

	Telecommunications 0.6%
	Level 3 Financing, Inc. 2017 Term Loan B 4.331% (1 Month LIBOR + 2.25%), due 2/22/24		10,000,000	10,013,890

	Transportation 0.1%
	XPO Logistics, Inc. 2018 Term Loan B 4.064% (3 Month LIBOR + 2.00%), due 2/24/25		1,575,000	1,577,503

	Total Loan Assignments (Cost $97,276,026)			97,375,090

	Mortgage-Backed Securities 0.5%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.5%
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 2.294% (1 Month LIBOR + 0.23%), due 12/25/36 (b)(c)		109,515	105,287
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (c)		827,533	864,526
	Wells Fargo Commercial Mortgage Trust (c)(h)
	Series 2018-1745, Class A 3.874%, due 6/15/36		3,150,000	3,130,648
	Series 2018-AUS, Class A 4.193%, due 7/17/36		3,000,000	3,024,385
				7,124,846

	Residential Mortgage (Collateralized Mortgage Obligation) 0.0% ‡
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 2.89% (1 Year Treasury Constant Maturity Rate + 0.47%), due 2/25/42 (b)(c)(f)(g)(i)		405,184	376,848

	Total Mortgage-Backed Securities (Cost $7,528,294)			7,501,694

	U.S. Government & Federal Agencies 6.7%
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.2%
	3.00%, due 12/1/47		7,093,819	6,836,711
	3.50%, due 2/1/48		12,379,189	12,267,302
	6.50%, due 2/1/27		21	23
	6.50%, due 5/1/29		19,353	21,434
	6.50%, due 6/1/29		3,804	4,213
	6.50%, due 7/1/29		22,824	25,279
	6.50%, due 8/1/29		7,726	8,558
	6.50%, due 9/1/29		497	550
	6.50%, due 6/1/32		2,558	2,833
	6.50%, due 1/1/37		1,858	2,058
	7.00%, due 9/1/26		3,208	3,388
	7.00%, due 7/1/32		8,786	9,794
	7.50%, due 5/1/32		4,337	4,547
				19,186,690

¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 2.8%
	4.00%, due 3/1/48 TBA (j)		5,400,000	5,485,219
	4.00%, due 4/1/48		17,681,529	17,972,612
	4.50%, due 7/1/20		494	498
	4.50%, due 3/1/21		1,262	1,271
	4.50%, due 4/1/48 TBA (j)		20,500,000	21,263,945
	6.00%, due 4/1/19		66	72
	7.00%, due 10/1/37		400	448
	7.00%, due 11/1/37		15,333	17,042
				44,741,107

	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.6%
	3.50%, due 8/20/47		8,976,910	8,987,254
	5.00%, due 12/15/37		960	1,005
	5.50%, due 9/15/35		4,223	4,527
	6.50%, due 4/15/29		12	14
	6.50%, due 8/15/29		9	10
	6.50%, due 10/15/31		1,956	2,200
	7.00%, due 12/15/25		2,990	3,005
	7.00%, due 11/15/27		6,079	6,418
	7.00%, due 12/15/27		28,421	30,218
	7.50%, due 6/15/26		268	286
	7.50%, due 10/15/30		14,853	15,255
	8.00%, due 10/15/26		2,519	2,566
	8.50%, due 11/15/26		16,924	17,081
				9,069,839

¤	United States Treasury Bonds 2.1%
	2.75%, due 11/15/47		4,850,000	4,537,213
	3.00%, due 2/15/47		945,000	930,123
	3.00%, due 2/15/48		7,980,000	7,850,637
	3.75%, due 11/15/43		5,715,000	6,383,164
	4.375%, due 11/15/39		12,460,000	15,040,096
				34,741,233

	United States Treasury Notes 0.0% ‡
	1.75%, due 5/15/23		765,000	727,706

	Total U.S. Government & Federal Agencies (Cost $108,538,477)			108,466,575
	Total Long-Term Bonds (Cost $829,700,433)			821,696,044

		Shares
	Common Stocks 44.6%
	Aerospace & Defense 0.9%
	BAE Systems PLC (United Kingdom)		1,121,777	9,617,638
	Lockheed Martin Corp.		15,970	5,207,817
				14,825,455

	Air Freight & Logistics 0.7%
	Deutsche Post A.G., Registered (Germany)		158,156	5,583,330
	United Parcel Service, Inc., Class B		45,334	5,435,093
				11,018,423

	Auto Components 0.3%
	Cie Generale des Etablissements Michelin SCA (France)		39,667	5,106,945

	Automobiles 0.4%
	Daimler A.G., Registered Shares (Germany)		94,790	6,556,345

	Banks 2.5%
	BB&T Corp.		75,729	3,847,791
	Commonwealth Bank of Australia (Australia)		91,306	5,073,437
	Lloyds Banking Group PLC (United Kingdom)		7,358,394	6,024,821
	People's United Financial, Inc.		253,462	4,620,612
	Royal Bank of Canada (Canada)		69,030	5,388,782
	Svenska Handelsbanken A.B., Class A (Sweden)		418,058	5,165,730
	Wells Fargo & Co.		68,774	3,940,062
¤	Westpac Banking Corp. (Australia)		302,137	6,612,963
				40,674,198

	Beverages 0.8%
	Coca-Cola Co.		87,578	4,083,762
	Diageo PLC (United Kingdom)		107,927	3,969,300
	PepsiCo., Inc.		47,652	5,479,980
				13,533,042

	Biotechnology 0.3%
	AbbVie, Inc.		49,198	4,537,532

	Capital Markets 1.0%
	BlackRock, Inc.		7,469	3,755,114
	CME Group, Inc.		23,440	3,729,773
	Macquarie Group, Ltd. (Australia)		44,890	4,096,172
	Singapore Exchange, Ltd. (Singapore)		741,886	4,054,528
				15,635,587

	Chemicals 1.2%
	BASF S.E. (Germany)		79,078	7,597,323
	DowDuPont, Inc.		76,759	5,278,717
	Nutrien, Ltd. (Canada)		116,685	6,325,494
				19,201,534

	Commercial Services & Supplies 0.0% ‡
	Quad/Graphics, Inc.		10	206

	Communications Equipment 0.6%
	Cisco Systems, Inc.		222,809	9,422,593

	Construction & Engineering 0.4%
	Vinci S.A. (France)		63,365	6,372,244

	Diversified Telecommunication Services 4.2%
	AT&T, Inc.		337,434	10,787,765
	BCE, Inc. (Canada)		292,846	12,444,576
	CenturyLink, Inc.		259,046	4,862,293
	Deutsche Telekom A.G., Registered (Germany) (k)		628,024	10,391,474
	Singapore Telecommunications, Ltd. (Singapore)		1,683,115	3,968,683
	Swisscom A.G., Registered (Switzerland)		13,136	6,172,985
	TELUS Corp. (Canada)		168,491	6,158,855
¤	Verizon Communications, Inc.		257,326	13,288,315
				68,074,946

	Electric Utilities 4.2%
	American Electric Power Co., Inc.		78,047	5,552,264
	Duke Energy Corp.		143,989	11,752,382
	Entergy Corp.		105,351	8,562,929
	FirstEnergy Corp.		183,657	6,506,968
	PPL Corp.		254,235	7,314,341
	Red Electrica Corp. S.A. (Spain)		333,055	7,064,765
	Southern Co.		111,018	5,395,475
	SSE PLC (United Kingdom)		312,449	5,126,310
	Terna Rete Elettrica Nazionale S.p.A. (Italy)		2,015,592	11,289,706
				68,565,140

	Electrical Equipment 0.9%
	Eaton Corp. PLC		112,306	9,340,490
	Emerson Electric Co.		66,714	4,822,088
				14,162,578

	Equity Real Estate Investment Trusts 1.9%
	Iron Mountain, Inc.		207,354	7,280,199
	Public Storage		21,121	4,600,787
	Unibail-Rodamco-Westfield (France) (k)		42,501	9,435,268
	Welltower, Inc.		159,701	9,997,283
				31,313,537

	Food Products 0.8%
	Nestle S.A., Registered (Switzerland)		86,290	7,032,877
	Orkla ASA (Norway)		659,911	5,582,421
				12,615,298

	Gas Utilities 0.4%
	Naturgy Energy Group S.A. (Spain)		227,188	6,158,051

	Health Care Providers & Services 0.3%
	Sonic Healthcare, Ltd. (Australia)		217,752	4,219,191

	Hotels, Restaurants & Leisure 0.7%
	Las Vegas Sands Corp.		95,048	6,833,951
	McDonald's Corp.		34,773	5,478,139
				12,312,090

	Household Durables 0.3%
	Leggett & Platt, Inc.		132,398	5,768,581

	Household Products 0.7%
	Kimberly-Clark Corp.		53,835	6,129,653
	Procter & Gamble Co.		60,789	4,916,614
				11,046,267

	Industrial Conglomerates 0.3%
	Siemens A.G., Registered (Germany)		38,379	5,419,525

	Insurance 3.6%
	Allianz S.E., Registered (Germany)		57,054	12,618,681
	Arthur J. Gallagher & Co.		61,047	4,355,703
	Assicurazioni Generali S.p.A. (Italy)		226,673	4,028,913
	AXA S.A. (France)		469,420	11,856,591
	MetLife, Inc.		176,444	8,070,549
	Muenchener Rueckversicherungs-Gesellschaft A.G., Registered (Germany)		55,895	12,402,215
	SCOR S.E. (France)		136,776	5,317,972
				58,650,624

	Media 0.0% ‡
	ION Media Networks, Inc. (f)(g)(i)(k)(l)		12	7,431

	Multi-Utilities 1.7%
	Ameren Corp.		86,805	5,387,118
	Dominion Energy, Inc.		118,488	8,496,774
	National Grid PLC (United Kingdom)		883,512	9,431,460
	WEC Energy Group, Inc.		79,850	5,299,645
				28,614,997

	Oil, Gas & Consumable Fuels 5.0%
	Enterprise Products Partners, L.P.		325,070	9,427,030
	Equinor ASA (Norway)		218,284	5,796,536
	Exxon Mobil Corp.		107,670	8,776,182
	Magellan Midstream Partners, L.P.		91,957	6,598,834
	Occidental Petroleum Corp.		124,412	10,441,899
	Pembina Pipeline Corp. (Canada)		202,436	7,282,934
	Royal Dutch Shell PLC, Class A, Sponsored ADR (Netherlands)		180,051	12,310,087
	Snam S.p.A. (Italy)		1,675,067	7,198,368
¤	TOTAL S.A. (France)		207,354	13,544,340
				81,376,210

	Personal Products 0.5%
	Unilever PLC (United Kingdom)		134,458	7,685,825

	Pharmaceuticals 4.2%
¤	AstraZeneca PLC, Sponsored ADR (United Kingdom)		346,192	13,546,493
¤	GlaxoSmithKline PLC (United Kingdom)		608,927	12,640,888
	Johnson & Johnson		38,122	5,051,927
	Merck & Co., Inc.		86,805	5,717,845
	Novartis A.G., Registered (Switzerland)		91,442	7,687,353
	Pfizer, Inc.		271,750	10,850,978
	Roche Holding A.G. (Switzerland)		30,137	7,397,665
	Sanofi (France)		65,941	5,734,530
				68,627,679

	Semiconductors & Semiconductor Equipment 1.3%
	Intel Corp.		102,775	4,943,477
	QUALCOMM, Inc.		77,831	4,988,189
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)		102,518	4,224,767
	Texas Instruments, Inc.		69,547	7,741,972
				21,898,405

	Software 0.5%
	Micro Focus International PLC (United Kingdom)		163,565	2,683,590
	Microsoft Corp.		54,607	5,792,710
				8,476,300

	Tobacco 2.8%
	Altria Group, Inc.		196,536	11,532,732
	British American Tobacco PLC (United Kingdom)		152,489	8,408,275
	British American Tobacco PLC, Sponsored ADR (United Kingdom)		72,638	3,979,110
	Imperial Brands PLC (United Kingdom)		327,131	12,546,356
	Philip Morris International, Inc.		108,700	9,380,810
				45,847,283

	Wireless Telecommunication Services 1.2%
	Rogers Communications, Inc., Class B (Canada)		158,839	8,097,938
	Vodafone Group PLC (United Kingdom)		4,407,772	10,760,879
				18,858,817

	Total Common Stocks (Cost $678,647,322)			726,582,879

	Short-Term Investments 4.2%
	Affiliated Investment Company 3.8%
	MainStay U.S. Government Liquidity Fund, 1.75% (m)		61,792,169	61,792,169

	Total Affiliated Investment Company (Cost $61,792,169)			61,792,169

		Principal Amount
	U.S. Government & Federal Agencies 0.4%
	United States Treasury Bill 1.765%, due 8/2/18 (n)		$6,705,000	6,704,676

	Total U.S. Government & Federal Agencies (Cost $6,704,676)			6,704,676

	Total Short-Term Investments (Cost $68,496,845)			68,496,845

	Total Investments (Cost $1,576,844,600)		99.4%	1,616,775,768
	Other Assets, Less Liabilities		0.6	10,279,326
	Net Assets		100.0%	$1,627,055,094

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2018, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Step coupon - Rate shown was the rate in effect as of July 31, 2018.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2018.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Fixed to floating rate - Rate shown was the rate in effect as of July 31, 2018.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2018, the total market value of fair valued securities was $554,903, which represented less than one-tenth of a percent of the Fund's net assets.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2018.
(i)	Illiquid security - As of July 31, 2018, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $384,279, which represented less than one-tenth of a percent of the Fund's net assets.
(j)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of July 31, 2018, the total net market value of these securities was $26,749,164, which represented 1.6% of the Fund's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(k)	Non-income producing security.
(l)	Restricted security.
(m)	Rate reported is the current yield as of July 31, 2018.
(n)	Interest rate shown represents yield to maturity.

Foreign Currency Forward Contracts

As of July 31, 2018, the Fund held the following foreign currency forward contracts1:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	24,110,000	USD	18,446,825	JPMorgan Chase Bank	8/1/18	$87,211
EUR	82,095,000	USD	95,940,322	JPMorgan Chase Bank	8/1/18	57,461
USD	18,773,074	CAD	24,110,000	JPMorgan Chase Bank	8/1/18	239,039
USD	100,643,708	EUR	82,095,000	JPMorgan Chase Bank	8/1/18	4,645,926
USD	56,150,831	GBP	40,110,000	JPMorgan Chase Bank	8/1/18	3,504,469
USD	52,989,321	GBP	40,110,000	JPMorgan Chase Bank	11/1/18	135,606
USD	54,018,945	JPY	5,988,000,000	JPMorgan Chase Bank	8/1/18	466,201
Total unrealized appreciation						9,135,913
GBP	40,110,000	USD	52,784,760	JPMorgan Chase Bank	8/1/18	(138,398)
GBP	110,000	USD	144,963	JPMorgan Chase Bank	11/1/18	(14)
JPY	5,988,000,000	USD	55,039,567	JPMorgan Chase Bank	8/1/18	(1,486,824)
JPY	5,988,000,000	USD	54,367,169	JPMorgan Chase Bank	11/1/18	(477,395)
USD	18,474,105	CAD	24,110,000	JPMorgan Chase Bank	11/1/18	(90,042)
USD	96,601,597	EUR	82,095,000	JPMorgan Chase Bank	11/1/18	(57,668)
Total unrealized depreciation						(2,250,341)
Net unrealized appreciation						$6,885,572

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Futures Contracts

As of July 31, 2018, the Fund held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
5-Year United States Treasury Note	718	September 2018	$81,229,001	$81,223,750	$(5,251)
10-Year United States Treasury Note	435	September 2018	51,849,269	51,948,516	99,247
10-Year United States Treasury Ultra Note	(204)	September 2018	(25,922,215)	(25,930,313)	(8,098)
S&P 500 Index Mini	1,240	September 2018	169,761,778	174,660,200	4,898,422
Euro Stoxx 50	463	September 2018	18,701,118	19,084,668	383,550
Nikkei 225	575	September 2018	57,378,423	58,173,658	795,235
United States Treasury Ultra Bond	309	September 2018	47,644,670	48,484,031	839,361
			$400,642,044	$407,644,510	$7,002,466

1.	As of July 31, 2018, cash in the amount of $13,799,901 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2018.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
USD	—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$3,476,929	$—	$3,476,929
Corporate Bonds	—	603,016,445	—	603,016,445
Foreign Bonds	—	1,859,311	—	1,859,311
Loan Assignments (b)	—	95,700,590	1,674,500	97,375,090
Mortgage-Backed Securities (c)	—	7,124,846	376,848	7,501,694
U.S. Government & Federal Agencies	—	108,466,575	—	108,466,575
Total Long-Term Bonds	—	819,644,696	2,051,348	821,696,044
Common Stocks (d)	726,575,448	—	7,431	726,582,879
Short-Term Investments
Affiliated Investment Company	61,792,169	—	—	61,792,169
U.S. Government & Federal Agencies	—	6,704,676	—	6,704,676
Total Short-Term Investments	61,792,169	6,704,676	—	68,496,845
Total Investments in Securities	788,367,617	826,349,372	2,058,779	1,616,775,768
Other Financial Instruments
Foreign Currency Forward Contracts (e)	—	9,135,913	—	9,135,913
Futures Contracts (e)	7,015,815	—	—	7,015,815
Total Other Financial Instruments	7,015,815	9,135,913	—	16,151,728
Total Investments in Securities and Other Financial Instruments	$795,383,432	$835,485,285	$2,058,779	$1,632,927,496

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (e)	$—	$(2,250,341)	$—	$(2,250,341)
Futures Contracts (e)	(13,349)	—	—	(13,349)
Total Other Financial Instruments	$(13,349)	$(2,250,341)	$—	$(2,263,690)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $1,674,500 is held in Healthcare, Education & Childcare within the Loan Assignments section of the Portfolio of Investments.

(c)	The Level 3 security valued at $376,848 is held in Residential Mortgage (Collateralized Mortgage Obligation) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(d)	The Level 3 security valued at $7,431 is held in Media within the Common Stocks section of the Portfolio of Investments.

(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of July 31, 2018, a loan assignment with a market value of $1,649,000 transferred from Level 2 to Level 3 as the fair value obtained by an independent pricing service, utilized significant unobservable inputs. As of October 31, 2017, the fair value obtained for this loan assignment, as determined by an independent pricing service, utilized significant other observable inputs.

As of July 31, 2018, a loan assignment with a market value of $2,120,352 transferred from Level 3 to Level 2 as the fair value obtained from an independent pricing service, utilized significant other observable inputs. As of October 31, 2017, the fair value obtained for this loan assignment, as determined by an independent pricing service, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2018
Long-Term Bonds
Loan Assignments
Electrical Components & Equipment	$2,120,352	$-	$-	$-	$-	$-	$-	$(2,120,352)	$-	$-
Healthcare, Education & Childcare	-	3,182		22,318		-	1,649,000	-	1,674,500	22,318
Iron & Steel	6,512,944	(1,300)	11,927	(59,110)	-	(6,464,461)	-	-	-	-
Mortgage-Backed Securities
Residential Mortgage (Collateralized Mortgage Obligation)	378,967	-	-	37,194	-	(39,313)	-	-	376,848	31,397
Common Stocks
Media	8,143	-	-	(712)	-	-	-	-	7,431	(712)
Total	$9,020,406	$1,882	$11,927	$(310)	$-	$(6,503,774)	$1,649,000	$(2,120,352)	$2,058,779	$53,003

(a) Sales include principal reductions.

MainStay MacKay Common Stock Fund

Portfolio of Investments July 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 97.8% †
	Aerospace & Defense 2.5%
	Boeing Co.	7,098	$2,529,017
	Huntington Ingalls Industries, Inc.	1,399	326,037
	Lockheed Martin Corp.	4,705	1,534,301
			4,389,355

	Airlines 0.0% ‡
	United Continental Holdings, Inc. (a)	763	61,345

	Auto Components 0.1%
	Aptiv PLC	1,928	189,079

	Banks 7.0%
	Bank of America Corp.	87,637	2,706,231
	Citigroup, Inc.	34,243	2,461,729
	Fifth Third Bancorp	41,278	1,221,416
¤	JPMorgan Chase & Co.	34,558	3,972,442
	Wells Fargo & Co.	35,860	2,054,419
			12,416,237

	Beverages 1.4%
	Coca-Cola Co.	2,668	124,409
	PepsiCo., Inc.	20,618	2,371,070
			2,495,479

	Biotechnology 1.5%
	AbbVie, Inc.	3,410	314,504
	Amgen, Inc.	4,310	847,131
	Biogen, Inc. (a)	103	34,440
	Gilead Sciences, Inc.	19,326	1,504,143
			2,700,218

	Capital Markets 1.5%
	Ameriprise Financial, Inc.	1,696	247,056
	Bank of New York Mellon Corp.	2,437	130,306
	Cboe Global Markets, Inc.	6,397	621,341
	Evercore, Inc., Class A	10,119	1,143,447
	Nasdaq, Inc.	137	12,522
	State Street Corp.	3,539	312,529
	Stifel Financial Corp.	3,337	183,969
			2,651,170

	Chemicals 1.8%
	CF Industries Holdings, Inc.	27,867	1,237,852
	Chemours Co.	10,844	496,764
	DowDuPont, Inc.	487	33,491
	LyondellBasell Industries N.V., Class A	12,269	1,359,282
			3,127,389

	Commercial Services & Supplies 0.5%
	Republic Services, Inc.	4,105	297,530
	Waste Management, Inc.	7,131	641,790
			939,320

	Communications Equipment 0.4%
	Cisco Systems, Inc.	17,060	721,467

	Consumer Finance 0.6%
	Synchrony Financial	37,850	1,095,379

	Diversified Consumer Services 0.3%
	H&R Block, Inc.	23,612	594,078

	Diversified Financial Services 1.6%
	Berkshire Hathaway, Inc., Class B (a)	13,882	2,746,831

	Diversified Telecommunication Services 1.4%
	AT&T, Inc.	62,898	2,010,849
	Verizon Communications, Inc.	7,638	394,426
			2,405,275

	Electric Utilities 0.2%
	Exelon Corp.	7,953	338,003
	Xcel Energy, Inc.	400	18,744
			356,747

	Electrical Equipment 0.3%
	nVent Electric PLC (a)	21,624	592,498

	Electronic Equipment, Instruments & Components 0.6%
	Jabil, Inc.	38,696	1,090,066

	Energy Equipment & Services 0.5%
	Halliburton Co.	303	12,853
	Transocean, Ltd. (a)	65,968	849,008
			861,861

	Equity Real Estate Investment Trusts 1.7%
	Host Hotels & Resorts, Inc.	57,486	1,203,757
	Omega Healthcare Investors, Inc.	19,216	570,523
	Public Storage	5,176	1,127,488
	Simon Property Group, Inc.	798	140,616
			3,042,384

	Food & Staples Retailing 2.0%
	Costco Wholesale Corp.	6,587	1,440,643
	Sysco Corp.	728	48,929
	Walmart, Inc.	23,638	2,109,218
			3,598,790

	Health Care Equipment & Supplies 1.9%
	Abbott Laboratories	18,825	1,233,791
	ABIOMED, Inc. (a)	306	108,486
	Baxter International, Inc.	4,996	361,960
	Haemonetics Corp. (a)	16	1,562
	Intuitive Surgical, Inc. (a)	822	417,732
	Varian Medical Systems, Inc. (a)	10,093	1,165,237
			3,288,768

	Health Care Providers & Services 6.3%
	Centene Corp. (a)	10,389	1,353,998
	Cigna Corp.	4,161	746,567
	Encompass Health Corp.	175	13,235
	Envision Healthcare Corp. (a)	7,460	330,180
	Express Scripts Holding Co. (a)	18,505	1,470,407
	HCA Healthcare, Inc.	12,667	1,573,622
	Humana, Inc.	4,674	1,468,477
	Molina Healthcare, Inc. (a)	5,002	520,658
	UnitedHealth Group, Inc.	9,423	2,386,092
	WellCare Health Plans, Inc. (a)	4,624	1,236,550
			11,099,786

	Hotels, Restaurants & Leisure 2.6%
	Carnival Corp.	11,083	656,557
	Chipotle Mexican Grill, Inc. (a)	176	76,324
	Darden Restaurants, Inc.	12,139	1,298,145
	Marriott International, Inc., Class A	4,049	517,624
	Royal Caribbean Cruises, Ltd.	5,602	631,681
	Starbucks Corp.	27,300	1,430,247
			4,610,578

	Household Products 0.9%
	Procter & Gamble Co.	18,600	1,504,368

	Independent Power & Renewable Electricity Producers 1.1%
	AES Corp.	59,957	801,025
	NRG Energy, Inc.	36,482	1,155,385
			1,956,410

	Industrial Conglomerates 0.5%
	Honeywell International, Inc.	5,731	914,954

	Insurance 2.6%
	Aflac, Inc.	12,738	592,827
	Allstate Corp.	10,548	1,003,326
	MetLife, Inc.	7,502	343,141
	Progressive Corp.	22,501	1,350,285
	Prudential Financial, Inc.	4,455	449,554
	Travelers Cos., Inc.	5,844	760,538
			4,499,671

	Internet & Direct Marketing Retail 4.5%
¤	Amazon.com, Inc. (a)	2,932	5,211,454
	Booking Holdings, Inc. (a)	130	263,734
	Expedia Group, Inc.	9,977	1,335,322
	Netflix, Inc. (a)	3,165	1,068,029
			7,878,539

	Internet Software & Services 6.3%
	Akamai Technologies, Inc. (a)	15,612	1,174,959
¤	Alphabet, Inc. (a)
	Class A	1,945	2,386,943
	Class C	1,954	2,378,526
	eBay, Inc. (a)	35,550	1,189,148
¤	Facebook, Inc., Class A (a)	23,090	3,984,872
			11,114,448

	IT Services 4.6%
	Accenture PLC, Class A	2,831	451,063
	Alliance Data Systems Corp.	86	19,340
	CoreLogic, Inc. (a)	1,547	75,339
	DXC Technology Co.	2,077	176,005
	International Business Machines Corp.	13,669	1,981,048
	Mastercard, Inc., Class A	6,706	1,327,788
	MAXIMUS, Inc.	1,642	106,418
	PayPal Holdings, Inc. (a)	8,185	672,316
	Sabre Corp.	43,254	1,064,914
	Visa, Inc., Class A	13,083	1,788,969
	Western Union Co.	25,498	514,040
			8,177,240

	Machinery 0.7%
	Cummins, Inc.	8,351	1,192,606

	Media 0.6%
	Comcast Corp., Class A	7,869	281,553
	Live Nation Entertainment, Inc. (a)	9,422	464,316
	Walt Disney Co.	2,001	227,234
			973,103

	Metals & Mining 1.4%
	Freeport-McMoRan, Inc.	60,094	991,551
	Newmont Mining Corp.	12,862	471,778
	United States Steel Corp.	29,245	1,065,396
			2,528,725

	Multiline Retail 1.9%
	Kohl's Corp.	12,637	933,495
	Macy's, Inc.	31,206	1,239,814
	Nordstrom, Inc.	22,194	1,163,188
			3,336,497

	Oil, Gas & Consumable Fuels 8.2%
	Andeavor	73	10,954
¤	Chevron Corp.	23,012	2,905,725
	ConocoPhillips	24,664	1,780,001
	Devon Energy Corp.	5,188	233,512
¤	Exxon Mobil Corp.	44,459	3,623,853
	HollyFrontier Corp.	15,725	1,172,770
	Marathon Petroleum Corp.	18,263	1,476,198
	Murphy Oil Corp.	34,069	1,133,135
	Occidental Petroleum Corp.	435	36,510
	PBF Energy, Inc., Class A	24,518	1,144,991
	Valero Energy Corp.	8,173	967,275
			14,484,924

	Personal Products 0.4%
	Estee Lauder Cos., Inc., Class A	4,653	627,876

	Pharmaceuticals 4.3%
	Allergan PLC	4,184	770,233
	Bristol-Myers Squibb Co.	6,314	370,948
	Eli Lilly & Co.	10,631	1,050,449
¤	Johnson & Johnson	26,897	3,564,390
	Merck & Co., Inc.	1,699	111,913
	Mylan N.V. (a)	11,099	414,104
	Pfizer, Inc.	32,141	1,283,390
			7,565,427

	Professional Services 0.5%
	Nielsen Holdings PLC	18,419	433,952
	Robert Half International, Inc.	6,603	500,243
			934,195

	Road & Rail 0.3%
	Genesee & Wyoming, Inc., Class A (a)	5,572	479,192

	Semiconductors & Semiconductor Equipment 3.6%
	Broadcom, Inc.	534	118,425
	First Solar, Inc. (a)	5,641	295,306
	Intel Corp.	55,135	2,651,994
	Micron Technology, Inc. (a)	27,367	1,444,704
	NVIDIA Corp.	4,420	1,082,281
	Qorvo, Inc. (a)	9,104	744,343
			6,337,053

	Software 6.1%
	Adobe Systems, Inc. (a)	1,380	337,658
	Citrix Systems, Inc. (a)	8,434	927,487
	Fortinet, Inc. (a)	1,716	107,954
¤	Microsoft Corp.	65,120	6,907,930
	Oracle Corp.	45,148	2,152,657
	salesforce.com, Inc. (a)	2,416	331,354
			10,765,040

	Specialty Retail 3.5%
	Advance Auto Parts, Inc.	2,840	401,093
	AutoZone, Inc. (a)	597	421,201
	Best Buy Co., Inc.	17,010	1,276,260
	Foot Locker, Inc.	21,014	1,025,693
	Gap, Inc.	6,554	197,734
	Home Depot, Inc.	2,824	557,797
	Lowe's Cos., Inc.	5,676	563,854
	Tractor Supply Co.	15,399	1,201,738
	Williams-Sonoma, Inc.	8,605	503,307
			6,148,677

	Technology Hardware, Storage & Peripherals 6.1%
¤	Apple, Inc.	42,345	8,057,830
	HP, Inc.	1,088	25,111
	NetApp, Inc.	7,783	603,338
	Seagate Technology PLC	21,841	1,149,274
	Western Digital Corp.	14,068	986,870
			10,822,423

	Textiles, Apparel & Luxury Goods 1.7%
	Michael Kors Holdings, Ltd. (a)	18,220	1,215,821
	Ralph Lauren Corp.	4,479	604,575
	Tapestry, Inc.	26,178	1,233,507
			3,053,903

	Trading Companies & Distributors 1.3%
	United Rentals, Inc. (a)	6,235	927,768
	W.W. Grainger, Inc.	3,828	1,326,632
			2,254,400

	Total Common Stocks (Cost $143,944,742)		172,623,771

	Exchange-Traded Funds 2.1%
¤	SPDR S&P 500 ETF Trust	13,226	3,720,871

	Total Exchange-Traded Funds (Cost $3,697,497)		3,720,871

	Short-Term Investment 0.1%
	Affiliated Investment Company 0.1%
	MainStay U.S. Government Liquidity Fund, 1.75% (b)	160,074	160,074

	Total Short-Term Investment (Cost $160,074)		160,074

	Total Investments (Cost $147,802,313)	100.0%	176,504,716
	Other Assets, Less Liabilities	(0.0)‡	(57,179)
	Net Assets	100.0%	$176,447,537

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers, as of July 31, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Rate reported is the current yield as of July 31, 2018.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$172,623,771	$—	$—	$172,623,771
Exchange-Traded Funds	3,720,871	—	—	3,720,871
Short-Term Investment Affiliated Investment Company	160,074	—	—	160,074
Total Investments in Securities	$176,504,716	$—	$—	$176,504,716

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay MacKay Convertible Fund

Portfolio of Investments July 31, 2018 (Unaudited)

		Principal Amount	Value
	Convertible Securities 85.8% †
	Convertible Bonds 76.7%
	Aerospace & Defense 0.6%
	Aerojet Rocketdyne Holdings, Inc. 2.25%, due 12/15/23	$5,624,000	$8,003,458

	Biotechnology 6.0%
¤	BioMarin Pharmaceutical, Inc. 0.599%, due 8/1/24	22,884,000	24,204,819
	Exact Sciences Corp. 1.00%, due 1/15/25	4,021,000	4,185,318
	Illumina, Inc.
	(zero coupon), due 6/15/19	4,300,000	5,604,285
	0.50%, due 6/15/21 (a)	6,977,000	9,929,778
	Intercept Pharmaceuticals, Inc. 3.25%, due 7/1/23	6,684,000	5,927,598
	Ionis Pharmaceuticals, Inc. 1.00%, due 11/15/21	12,031,000	11,976,235
	Ligand Pharmaceuticals, Inc. 0.75%, due 5/15/23 (b)	6,522,000	6,925,881
	Medicines Co. 2.75%, due 7/15/23	7,416,000	7,851,319
	Radius Health, Inc. 3.00%, due 9/1/24	660,000	565,545
			77,170,778

	Building Materials 1.1%
	Patrick Industries, Inc. 1.00%, due 2/1/23 (b)	14,099,000	13,644,758

	Commercial Services 1.6%
	Macquarie Infrastructure Corp. 2.875%, due 7/15/19	20,595,000	20,492,190

	Computers 3.0%
	Lumentum Holdings, Inc. 0.25%, due 3/15/24	17,615,000	19,792,337
	Nutanix, Inc. (zero coupon), due 1/15/23 (b)	2,727,000	3,261,034
	Pure Storage, Inc. 0.125%, due 4/15/23 (b)	8,164,000	8,640,051
	Western Digital Corp. 1.50%, due 2/1/24 (b)	6,616,000	6,491,335
			38,184,757

	Diversified Financial Services 2.3%
¤	Air Lease Corp. 3.875%, due 12/1/18	15,781,000	23,765,634
	LendingTree, Inc. 0.625%, due 6/1/22	4,233,000	5,514,350
			29,279,984

	Electric 0.4%
	NRG Energy, Inc. 2.75%, due 6/1/48 (b)	5,084,000	4,955,899

	Entertainment 0.2%
	Live Nation Entertainment, Inc. 2.50%, due 3/15/23 (b)	2,074,000	2,183,876

	Health Care - Products 3.0%
¤	Danaher Corp. (zero coupon), due 1/22/21	8,558,000	33,481,096
	NuVasive, Inc. 2.25%, due 3/15/21	4,938,000	5,616,150
			39,097,246

	Health Care - Services 3.3%
¤	Anthem, Inc. 2.75%, due 10/15/42	7,160,000	24,881,165
	Molina Healthcare, Inc. 1.125%, due 1/15/20	3,805,000	9,785,718
	Teladoc, Inc. 1.375%, due 5/15/25 (b)	6,354,000	8,225,990
			42,892,873

	Internet 12.2%
	Booking Holdings, Inc. 0.90%, due 9/15/21 (a)	19,156,000	22,764,492
	Etsy, Inc. (zero coupon), due 3/1/23 (b)	15,601,000	19,899,419
	FireEye, Inc. 0.875%, due 6/1/24 (b)	5,405,000	5,137,058
	IAC FinanceCo, Inc. 0.875%, due 10/1/22 (b)	14,542,000	16,450,957
	Liberty Expedia Holdings, Inc. 1.00%, due 6/30/47 (a)(b)	11,074,000	11,261,151
	Okta, Inc. 0.25%, due 2/15/23 (b)	6,056,000	7,386,091
	Palo Alto Networks, Inc. 0.75%, due 7/1/23 (b)	13,659,000	13,481,966
	Proofpoint, Inc. 0.75%, due 6/15/20	5,735,000	8,278,983
	Quotient Technology, Inc. 1.75%, due 12/1/22 (b)	8,787,000	9,498,703
	RingCentral, Inc. (zero coupon), due 3/15/23 (b)	11,103,000	12,089,835
	Twilio, Inc. 0.25%, due 6/1/23 (b)	3,269,000	3,443,928
	Twitter, Inc. 0.25%, due 9/15/19	9,161,000	8,828,153
	Wix.com, Ltd. (zero coupon), due 7/1/23 (b)	7,397,000	7,093,294
	Zendesk, Inc. 0.25%, due 3/15/23 (b)	2,074,000	2,243,659
	Zillow Group, Inc. 1.50%, due 7/1/23	8,726,000	8,700,442
			156,558,131

	Iron & Steel 0.3%
	Cleveland-Cliffs, Inc. 1.50%, due 1/15/25	2,878,000	4,144,003

	Lodging 0.5%
	Caesars Entertainment Corp. 5.00%, due 10/1/24	3,741,000	6,729,722

	Machinery - Diversified 1.5%
	Chart Industries, Inc. 1.00%, due 11/15/24 (b)	13,237,000	18,946,145

	Media 4.0%
¤	DISH Network Corp. 3.375%, due 8/15/26	28,598,000	26,051,491
¤	Liberty Media Corp-Liberty Formula One 1.00%, due 1/30/23	9,441,000	10,682,397
¤	Liberty Media Corp. 1.375%, due 10/15/23	11,345,000	14,383,191
			51,117,079

	Oil & Gas 3.3%
	Ensco Jersey Finance, Ltd. 3.00%, due 1/31/24 (a)	15,947,000	15,174,734
	Oasis Petroleum, Inc. 2.625%, due 9/15/23	15,534,000	19,511,978
	Transocean, Inc. 0.50%, due 1/30/23	5,992,000	8,337,113
			43,023,825

	Oil & Gas Services 5.5%
	Helix Energy Solutions Group, Inc. 4.25%, due 5/1/22	13,111,000	14,523,815
	Newpark Resources, Inc. 4.00%, due 12/1/21 (b)	6,326,000	8,823,790
	Oil States International, Inc. 1.50%, due 2/15/23 (b)	19,999,000	21,630,858
¤	Weatherford International, Ltd. 5.875%, due 7/1/21	25,561,000	25,363,005
			70,341,468

	Pharmaceuticals 2.9%
	Herbalife Nutrition, Ltd. 2.625%, due 3/15/24 (b)	9,443,000	9,824,866
	Neurocrine Biosciences, Inc. 2.25%, due 5/15/24	8,164,000	11,984,785
	Pacira Pharmaceuticals, Inc. 2.375%, due 4/1/22	8,745,000	8,671,699
	Supernus Pharmaceuticals, Inc. 0.625%, due 4/1/23 (b)	6,269,000	7,084,001
			37,565,351

	Semiconductors 11.3%
	Cypress Semiconductor Co. 2.00%, due 2/1/23 (b)	6,094,000	6,624,056
	Inphi Corp. 1.125%, due 12/1/20	14,512,000	15,299,000
	Intel Corp. 3.25%, due 8/1/39	5,613,000	13,023,316
¤	Microchip Technology, Inc.
	1.625%, due 2/15/25	17,553,000	31,621,028
	1.625%, due 2/15/27	7,129,000	8,521,372
	Micron Technology, Inc. 3.00%, due 11/15/43	12,588,000	22,758,122
	Novellus Systems, Inc. 2.625%, due 5/15/41	1,076,000	6,156,441
	ON Semiconductor Corp. 1.00%, due 12/1/20	12,331,000	16,131,858
	Rambus, Inc. 1.375%, due 2/1/23 (b)	9,996,000	9,350,868
	Silicon Laboratories, Inc. 1.375%, due 3/1/22	13,815,000	16,253,348
			145,739,409

	Software 9.4%
	Atlassian, Inc. 0.625%, due 5/1/23 (b)	7,719,000	8,545,759
	Citrix Systems, Inc. 0.50%, due 4/15/19	4,275,000	6,513,133
	Coupa Software, Inc. 0.375%, due 1/15/23 (b)	3,586,000	5,291,143
¤	NICE Systems, Inc. 1.25%, due 1/15/24	20,782,000	28,645,992
	Nuance Communications, Inc. 1.25%, due 4/1/25	11,278,000	10,813,098
	Red Hat, Inc. 0.25%, due 10/1/19	8,159,000	15,693,494
	ServiceNow, Inc. (zero coupon), due 6/1/22	8,807,000	12,144,589
	Verint Systems, Inc. 1.50%, due 6/1/21	17,084,000	16,951,172
	Workday, Inc. 0.25%, due 10/1/22 (b)	15,957,000	16,868,560
			121,466,940

	Telecommunications 1.8%
	Finisar Corp. 0.50%, due 12/15/36	9,521,000	8,598,367
	Viavi Solutions Inc. 1.00%, due 3/1/24	14,679,000	14,653,312
			23,251,679

	Transportation 2.5%
	Atlas Air Worldwide Holdings, Inc. 2.25%, due 6/1/22 (a)	16,161,000	19,080,080
	Echo Global Logistics, Inc. 2.50%, due 5/1/20	11,612,000	12,852,580
			31,932,660

	Total Convertible Bonds (Cost $891,629,753)		986,722,231

		Shares
	Convertible Preferred Stocks 9.1%
	Banks 2.3%
¤	Bank of America Corp. Series L 7.25%	12,072	15,358,481
	Wells Fargo & Co. Series L 7.50%	11,552	14,659,488
			30,017,969

	Chemicals 0.5%
	A. Schulman, Inc. 6.00%	5,832	6,047,784

	Food 1.0%
	Post Holdings, Inc. 2.50%	76,604	12,363,886

	Hand & Machine Tools 0.9%
	Stanley Black & Decker, Inc. (a) 5.375%	105,261	11,736,601

	Health Care - Products 1.1%
	Becton Dickinson & Co. 6.125%	221,119	14,034,423

	Metal Fabricate & Hardware 0.5%
	Rexnord Corp. 5.75%	108,438	6,925,935

	Oil & Gas 1.8%
	Hess Corp. 8.00%	317,155	23,139,629

	Real Estate Investment Trusts 1.0%
	Crown Castle International Corp. 6.875%	8,856	9,449,529
	Welltower, Inc. Series I 6.50%	47,800	2,838,842
			12,288,371

	Total Convertible Preferred Stocks (Cost $105,082,415)		116,554,598
	Total Convertible Securities (Cost $996,712,168)		1,103,276,829

	Common Stocks 5.0%
	Aerospace & Defense 0.6%
	United Technologies Corp.	53,105	7,208,473

	Air Freight & Logistics 0.9%
	XPO Logistics, Inc. (c)	122,563	12,221,982

	Airlines 1.0%
	Delta Air Lines, Inc.	227,309	12,370,156

	Banks 1.0%
¤	Bank of America Corp.	398,621	12,309,416

	Energy Equipment & Services 0.5%
	Baker Hughes, a GE Co.	51,357	1,775,925
	Halliburton Co.	113,326	4,807,289
			6,583,214
	Health Care Equipment & Supplies 1.0%
	Teleflex, Inc.	49,763	13,570,868

	Total Common Stocks (Cost $40,158,258)		64,264,109

	Short-Term Investments 8.5%
	Affiliated Investment Company 8.5%
	MainStay U.S. Government Liquidity Fund, 1.75% (d)	109,048,842	109,048,842

	Total Short-Term Investment (Cost $109,048,842)		109,048,842

	Total Investments (Cost $1,145,919,268)	99.3%	1,276,589,780
	Other Assets, Less Liabilities	0.7	9,164,104
	Net Assets	100.0%	$1,285,753,884

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2018, excluding short-term investment. May be subject to change daily.
(a)	All or a portion of this security was held on loan. As of July 31, 2018, the market value of securities loaned was $42,694,735 and the Portfolio received non-cash collateral in the amount of $43,508,719.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Non-income producing security.
(d)	Rate reported is the current yield as of July 31, 2018.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bonds	$—	$986,722,231	$—	$986,722,231
Convertible Preferred Stocks (b)	98,142,928	18,411,670	—	116,554,598
Total Convertible Securities	98,142,928	1,005,133,901	—	1,103,276,829
Common Stocks	64,264,109	—	—	64,264,109
Short-Term Investment
Affiliated Investment Company	109,048,842	—	—	109,048,842
Total Investments in Securities	$271,455,879	$1,005,133,901	$—	$1,276,589,780

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 2 securities valued at $6,047,784 and $12,363,886 are held in Chemicals and Food, respectively, within the Convertible Preferred Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay MacKay Emerging Markets Debt Fund

Portfolio of Investments July 31, 2018 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 92.8% †
	Corporate Bonds 46.6%
	Brazil 7.6%
	Banco do Brasil S.A. Series Reg S 6.25% (10 Year Treasury Constant Maturity Rate + 4.398%), due 4/15/24 (a)(b)		$1,000,000	$842,501
	Braskem Netherlands Finance B.V. Series Reg S 4.50%, due 1/10/28		1,500,000	1,430,625
	Minerva Luxembourg S.A. 6.50%, due 9/20/26 (c)		750,000	698,437
¤	Petrobras Global Finance B.V.
	6.85%, due 6/5/15		1,000,000	901,150
	7.375%, due 1/17/27		4,500,000	4,680,000
	Rumo Luxembourg S.A R.L. Series Reg S 5.875%, due 1/18/25		1,500,000	1,440,000
	Vale Overseas, Ltd. 6.875%, due 11/21/36		1,800,000	2,091,960
				12,084,673

	China 4.2%
	Alibaba Group Holding, Ltd. 4.50%, due 11/28/34		2,000,000	2,000,411
	China Evergrande Group Series Reg S 8.75%, due 6/28/25		1,000,000	928,073
	JD.com, Inc. 3.875%, due 4/29/26		1,500,000	1,427,581
	Proven Glory Capital, Ltd. Series Reg S 4.00%, due 2/21/27		1,000,000	930,458
	Tencent Holdings, Ltd. 3.595%, due 1/19/28 (c)		1,500,000	1,430,520
				6,717,043

	Hong Kong 0.6%
	Melco Resorts Finance, Ltd. 4.875%, due 6/6/25 (c)		1,000,000	945,630

	India 3.9%
	Abja Investment Co. Series Reg S 5.45%, due 1/24/28		1,000,000	921,172
	Bharti Airtel, Ltd. Series Reg S 4.375%, due 6/10/25		2,000,000	1,878,653
	Reliance Industries, Ltd. 3.667%, due 11/30/27 (c)		1,000,000	923,403
	Tata Motors, Ltd. Series Reg S 5.75%, due 10/30/24		1,500,000	1,506,450
	Vedanta Resources PLC 6.125%, due 8/9/24 (c)		1,000,000	930,038
				6,159,716

	Indonesia 5.7%
	Indika Energy Capital III Pte, Ltd. Series Reg S 5.875%, due 11/9/24		1,000,000	956,530
	Listrindo Capital B.V. 4.95%, due 9/14/26 (c)		1,500,000	1,410,000
¤	Pertamina Persero PT 5.625%, due 5/20/43 (c)		6,700,000	6,662,306
				9,028,836

	Kazakhstan 3.9%
¤	KazMunayGas National Co. JSC (c)
	5.375%, due 4/24/30		2,000,000	2,045,472
	6.375%, due 10/24/48		4,000,000	4,181,600
				6,227,072
	Malaysia 3.1%
	1MDB Global Investments, Ltd. Series Reg S 4.40%, due 3/9/23		1,000,000	937,442
	Gohl Capital, Ltd. Series Reg S 4.25%, due 1/24/27		1,500,000	1,446,344
	Petroliam Nasional BHD Series Reg S 7.625%, due 10/15/26		2,000,000	2,504,720
				4,888,506

	Mexico 7.2%
	Cemex S.A.B. de C.V. 7.75%, due 4/16/26 (c)		2,000,000	2,201,520
	Comision Federal de Electricidad Series Reg S 4.75%, due 2/23/27		2,000,000	1,982,500
	Grupo Televisa S.A.B. 4.625%, due 1/30/26		1,250,000	1,269,848
¤	Petroleos Mexicanos 6.75%, due 9/21/47		6,385,000	5,914,489
				11,368,357

	Netherlands 1.6%
	GTH Finance B.V. Series Reg S 7.25%, due 4/26/23		1,500,000	1,580,325
	Samvardhana Motherson Automotive Systems Group B.V. Series Reg S 4.875%, due 12/16/21		1,000,000	1,007,802
				2,588,127

	Oman 2.4%
¤	OmGrid Funding, Ltd.
	5.196%, due 5/16/27 (c)		2,000,000	1,870,176
	Series Reg S 5.196%, due 5/16/27		2,000,000	1,870,176
				3,740,352

	Peru 1.3%
	Banco de Credito del 4.25%, due 4/1/23 (c)		1,000,000	1,013,550
	Southern Copper Corp. 5.875%, due 4/23/45		1,000,000	1,101,690
				2,115,240

	Russia 2.3%
	Gazprom OAO Via Gaz Capital S.A. Series Reg S 8.625%, due 4/28/34		1,500,000	1,882,500
	Metalloinvest Finance DAC Series Reg S 4.85%, due 5/2/24		1,000,000	951,630
	MMC Norilsk Nickel OJSC via MMC Finance DAC 6.625%, due 10/14/22 (c)		750,000	796,632
				3,630,762

	United Arab Emirates 1.7%
	Abu Dhabi National Energy Co. Series Reg S 4.375%, due 6/22/26		2,750,000	2,751,683

	Venezuela 1.1%
	Petroleos de Venezuela S.A. (d)(e)
	Series Reg S 5.375%, due 4/12/27		3,000,000	710,700
	Series Reg S 6.00%, due 5/16/24		2,500,000	543,750
	Series Reg S 6.00%, due 11/15/26		2,500,000	543,750
				1,798,200

	Total Corporate Bonds (Cost $73,890,936)			74,044,197

	Foreign Government Bonds 46.2%
	Belarus 1.4%
	Republic of Belarus International Bond 7.625%, due 6/29/27 (c)		2,000,000	2,148,200

	Brazil 1.6%
	Brazil Notas do Tesouro Nacional Series F 10.00%, due 1/1/27	BRL	10,000,000	2,541,063

	Cameroon, United Republic Of 0.7%
	Republic of Cameroon International Bond 9.50%, due 11/19/25 (c)		$1,000,000	1,083,132

	Costa Rica 2.9%
	Costa Rica Government International Bond 7.158%, due 3/12/45 (c)		2,000,000	2,100,000
	Instituto Costarricense de Electricidad 6.375%, due 5/15/43 (c)		3,000,000	2,572,500
				4,672,500

	Croatia 3.6%
¤	Croatia Government International Bond
	Series Reg S 6.00%, due 1/26/24		3,250,000	3,541,525
	6.375%, due 3/24/21 (c)		2,000,000	2,130,000
				5,671,525

	Dominican Republic 3.5%
¤	Dominican Republic International Bond
	Series Reg S 5.95%, due 1/25/27		5,000,000	5,068,750
	6.00%, due 7/19/28 (c)		500,000	505,000
				5,573,750

	Ecuador 1.7%
	Ecuador Government International Bond Series Reg S 7.875%, due 1/23/28		3,000,000	2,745,000

	Egypt 1.0%
	Egypt Government Bond 15.70%, due 11/7/27	EGP	31,000,000	1,616,226

	El Salvador 2.4%
¤	El Salvador Government International Bond Series Reg S 6.375%, due 1/18/27		$4,000,000	3,860,000

	Ghana 1.6%
	Ghana Government International Bond 10.75%, due 10/14/30 (c)		2,000,000	2,586,620

	Guatemala 1.8%
	Guatemala Government Bond 4.50%, due 5/3/26 (c)		3,000,000	2,934,240

	Indonesia 1.0%
	Indonesia Government International Bond 5.125%, due 1/15/45 (c)		1,500,000	1,536,063

	Iraq 0.9%
	Iraq International Bond Series Reg S 6.752%, due 3/9/23		1,500,000	1,493,082

	Ivory Coast 2.0%
	Ivory Coast Government International Bond
	Series Reg S 5.75%, due 12/31/32 (f)		1,358,825	1,296,047
	6.125%, due 6/15/33 (c)		2,000,000	1,836,892
				3,132,939

	Kenya 0.6%
	Kenya Government International Bond 7.25%, due 2/28/28 (c)		1,000,000	1,011,250

	Mexico 0.9%
	Mexican Bonos 7.75%, due 11/13/42	MXN	27,500,000	1,455,050

	Nigeria 1.8%
	Nigeria Government International Bond 6.50%, due 11/28/27 (c)		$3,000,000	2,931,900

	Pakistan 0.7%
	Pakistan Government International Bond 8.25%, due 9/30/25 (c)		1,000,000	1,044,011

	Paraguay 2.1%
	Paraguay Government International Bond 6.10%, due 8/11/44 (c)		3,000,000	3,255,000

	Russia 2.8%
	Russian Federal Bond-OFZ 7.70%, due 3/23/33	RUB	160,000,000	2,558,668
	Russian Foreign Bond Series Reg S 4.75%, due 5/27/26		$1,800,000	1,824,750
				4,383,418

	Saudi Arabia 1.2%
	Saudi Government International Bond 4.50%, due 10/26/46 (c)		2,000,000	1,885,400

	Senegal 0.8%
	Senegal Government International Bond Series Reg S 6.25%, due 7/30/24		1,250,000	1,267,250

	Turkey 2.3%
	Turkey Government International Bond
	5.125%, due 2/17/28		2,225,000	1,908,716
	6.625%, due 2/17/45		2,000,000	1,739,540
				3,648,256

	Ukraine 2.4%
¤	Ukraine Government International Bond Series Reg S 7.75%, due 9/1/26		4,000,000	3,865,200

	Uruguay 2.5%
¤	Uruguay Government International Bond
	5.10%, due 6/18/50		2,000,000	2,022,100
	7.625%, due 3/21/36		1,500,000	2,005,725
				4,027,825

	Venezuela 0.7%
	Venezuela Government International Bond Series Reg S 9.25%, due 5/7/28 (d)(e)		4,095,000	1,079,851

	Vietnam 1.3%
	Vietnam Government International Bond Series Reg S 4.80%, due 11/19/24		2,000,000	2,022,748

	Total Foreign Government Bonds (Cost $77,286,426)			73,471,499
	Total Long-Term Bonds (Cost $151,177,362)			147,515,696

			Shares
	Short-Term Investment 3.1%
	Affiliated Investment Company 3.1%
	MainStay U.S. Government Liquidity Fund, 1.75% (g)		4,862,538	4,862,538

	Total Short-Term Investment (Cost $4,862,538)			4,862,538

	Total Investments (Cost $156,039,900)		95.9%	152,378,234
	Other Assets, Less Liabilities		4.1	6,493,736
	Net Assets		100.0%	$158,871,970

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest issuers held, as of July 31, 2018, excluding short-term investment. May be subject to change daily.
(a)	Floating rate - Rate shown was the rate in effect as of July 31, 2018.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Issue in default.
(e)	Issue in non-accrual status.
(f)	Step coupon - Rate shown was the rate in effect as of July 31, 2018.
(g)	Rate reported is the current yield as of July 31, 2018.

The following abbreviations are used in the preceding pages:

BRL	—Brazilian Real
EGP	—Egyptian Pound
MXN	—Mexican Peso
RUB	—New Russian Ruble

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$74,044,197	$—	$74,044,197
Foreign Government Bonds	—	73,471,499	—	73,471,499
Total Long-Term Bonds	—	147,515,696	—	147,515,696
Short-Term Investment
Affiliated Investment Company	4,862,538	—	—	4,862,538
Total Investments in Securities	$4,862,538	$147,515,696	$—	$152,378,234

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay MacKay Government Fund

Portfolio of Investments July 31, 2018 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 97.3% †
	Asset-Backed Securities 1.3%
	Other Asset-Backed Securities 0.2%
	Small Business Administration Participation Certificates Series 2015-20G, Class 1 2.88%, due 7/1/35	$261,636	$257,131

	Utilities 1.1%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	1,092,886	1,141,697

	Total Asset-Backed Securities (Cost $1,366,045)		1,398,828

	Corporate Bonds 0.9%
	Electric 0.9%
	Duke Energy Florida Project Finance LLC 2.538%, due 9/1/31	1,100,000	1,005,853

	Total Corporate Bonds (Cost $1,099,958)		1,005,853

	Mortgage-Backed Securities 2.4%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.5%
	BXP Trust Series 2017-GM, Class A 3.379%, due 6/13/39 (a)	1,055,000	1,018,972
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)	596,593	623,263
			1,642,235

	Residential Mortgages (Collateralized Mortgage Obligations) 0.9%
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 4.245%, due 8/25/36 (b)	138,109	128,104
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 2.89% (1 Year Treasury Constant Maturity Rate + 0.47%), due 2/25/42 (a)(c)(d)(e)(f)	893,358	830,881
			958,985

	Total Mortgage-Backed Securities (Cost $2,683,630)		2,601,220

	U.S. Government & Federal Agencies 92.7%
	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.0% ‡ (g)
	Series 360, Class 2, IO 5.00%, due 8/25/35	135,140	28,690
	Series 361, Class 2, IO 6.00%, due 10/25/35	27,864	6,677
			35,367

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 25.8%
	2.50%, due 8/1/46	1,108,654	1,032,685
	3.00%, due 4/1/45	2,115,639	2,047,292
¤	3.00%, due 6/1/45	2,625,516	2,538,559
	3.00%, due 7/1/45	1,173,021	1,133,851
	3.00%, due 5/1/46	739,408	713,312
	3.50%, due 10/1/25	207,392	209,317
	3.50%, due 11/1/25	1,352,749	1,365,672
	3.50%, due 4/1/42	717,125	716,127
	3.50%, due 5/1/42	556,596	555,823
	3.50%, due 8/1/43	784,568	783,476
	3.587% (1 Year Treasury Constant Maturity Rate + 2.25%), due 2/1/37 (c)	27,914	29,289
	3.673% (12 Month LIBOR + 1.625%), due 3/1/35 (c)	19,608	20,505
	4.00%, due 3/1/25	470,681	482,200
	4.00%, due 7/1/25	236,184	242,619
	4.00%, due 8/1/31	89,168	91,219
	4.00%, due 8/1/39	186,487	190,765
¤	4.00%, due 12/1/40	2,188,268	2,245,869
¤	4.00%, due 2/1/41	3,430,486	3,518,492
¤	4.00%, due 3/1/41	3,570,346	3,664,805
	4.00%, due 4/1/41	344,275	352,519
	4.00%, due 1/1/42	1,870,401	1,919,964
	4.00%, due 11/1/43	166,953	170,318
	4.00%, due 2/1/46	885,433	902,554
	4.346% (1 Year Treasury Constant Maturity Rate + 2.25%), due 6/1/35 (c)	87,577	92,236
	4.50%, due 3/1/41	434,484	455,406
	4.50%, due 8/1/41	665,526	697,324
	5.00%, due 1/1/20	22,789	22,904
	5.00%, due 6/1/33	278,426	295,677
	5.00%, due 8/1/33	229,662	243,810
	5.00%, due 5/1/36	266,243	282,799
	5.00%, due 10/1/39	596,893	639,138
	5.50%, due 1/1/21	80,407	81,975
	5.50%, due 11/1/35	275,226	300,144
	5.50%, due 11/1/36	63,864	69,438
	6.50%, due 4/1/37	57,261	63,420
			28,171,503

	Federal National Mortgage Association (Mortgage Pass-Through Securities) 36.5%
	2.00%, due 11/1/31	831,441	784,042
	2.50%, due 2/1/43	731,026	684,894
	3.00%, due 10/1/32	682,389	675,411
¤	3.00%, due 4/1/43	2,423,484	2,355,757
	3.00%, due 3/1/46	831,344	802,464
	3.00%, due 9/1/46	2,144,289	2,057,205
	3.00%, due 10/1/46	1,655,947	1,588,589
	3.00%, due 2/1/57	925,962	884,133
	3.50%, due 11/1/25	676,041	683,305
	3.50%, due 11/1/32	506,811	512,101
	3.50%, due 11/1/41	821,840	821,023
	3.50%, due 12/1/41	264,123	263,397
	3.50%, due 1/1/42	1,283,425	1,282,147
	3.50%, due 8/1/42	1,009,148	1,004,088
	3.50%, due 12/1/42	639,020	638,187
	3.50%, due 6/1/43	642,265	639,052
	3.813% (6 Month LIBOR + 1.547%), due 11/1/34 (c)	72,576	75,054
	3.965% (12 Month LIBOR + 1.59%), due 4/1/34 (c)	206,543	218,131
	4.00%, due 9/1/31	875,291	895,857
	4.00%, due 2/1/41	1,043,397	1,070,100
	4.00%, due 3/1/41	1,543,656	1,588,420
	4.00%, due 10/1/41	346,855	356,924
	4.50%, due 11/1/18	16,667	16,794
	4.50%, due 6/1/23	166,433	172,019
	4.50%, due 5/1/39	429,736	450,429
	4.50%, due 6/1/39	1,300,115	1,362,648
	4.50%, due 7/1/39	1,438,228	1,510,379
	4.50%, due 8/1/39	1,146,256	1,201,634
	4.50%, due 9/1/40	1,009,115	1,060,224
	4.50%, due 12/1/40	1,334,790	1,398,796
¤	4.50%, due 1/1/41	2,324,754	2,442,430
	4.50%, due 2/1/41	738,112	773,585
	4.50%, due 8/1/41	515,206	539,907
	4.50%, due 12/1/43	314,127	327,628
	5.00%, due 9/1/20	2,265	2,304
	5.00%, due 11/1/33	283,867	304,058
	5.00%, due 6/1/35	257,392	274,785
	5.00%, due 10/1/35	106,344	113,557
	5.00%, due 1/1/36	53,193	56,793
	5.00%, due 2/1/36	388,038	414,331
	5.00%, due 5/1/36	260,950	278,635
	5.00%, due 6/1/36	43,973	46,812
	5.00%, due 9/1/36	73,483	78,477
	5.00%, due 3/1/40	690,412	739,384
	5.00%, due 2/1/41	1,539,088	1,656,558
	5.50%, due 6/1/19	52,432	52,638
	5.50%, due 11/1/19	57,885	58,239
	5.50%, due 4/1/21	146,663	149,369
	5.50%, due 6/1/33	798,348	865,025
	5.50%, due 11/1/33	463,871	501,875
	5.50%, due 12/1/33	564,260	610,314
	5.50%, due 6/1/34	142,746	154,655
	5.50%, due 12/1/34	40,962	44,191
	5.50%, due 3/1/35	228,022	246,174
	5.50%, due 12/1/35	55,877	60,382
	5.50%, due 4/1/36	161,151	174,118
	5.50%, due 9/1/36	59,124	64,037
	5.50%, due 7/1/37	173,625	191,287
	6.00%, due 11/1/32	150,472	164,611
	6.00%, due 1/1/33	102,736	112,170
	6.00%, due 3/1/33	98,771	107,111
	6.00%, due 9/1/34	39,138	42,552
	6.00%, due 9/1/35	371,609	412,899
	6.00%, due 10/1/35	173,482	192,006
	6.00%, due 6/1/36	104,525	113,493
	6.00%, due 11/1/36	172,711	188,046
	6.00%, due 4/1/37	19,786	20,606
	6.50%, due 10/1/31	91,204	100,955
	6.50%, due 2/1/37	22,689	24,857
			39,754,058

	Government National Mortgage Association (Mortgage Pass-Through Securities) 10.0%
	3.00%, due 6/20/46	730,945	706,744
	3.50%, due 12/20/46	1,394,155	1,396,895
	4.00%, due 7/15/39	257,515	263,501
	4.00%, due 9/20/40	1,149,587	1,183,493
	4.00%, due 11/20/40	212,967	219,319
	4.00%, due 1/15/41	1,201,113	1,234,785
¤	4.00%, due 10/15/41	2,808,270	2,893,369
	4.00%, due 6/20/47	927,300	940,838
	4.50%, due 5/20/40	1,062,450	1,118,900
	5.00%, due 2/20/41	257,129	273,904
	6.00%, due 8/15/32	234,196	256,881
	6.00%, due 12/15/32	91,084	98,795
	6.50%, due 8/15/28	83,492	91,647
	6.50%, due 4/15/31	227,520	254,633
			10,933,704

	Overseas Private Investment Corporation 1.5%
	5.142%, due 12/15/23	1,612,818	1,676,777

	Tennessee Valley Authority 5.9%
¤	4.65%, due 6/15/35	5,605,000	6,429,686

	United States Treasury Notes 13.0%
¤	2.375%, due 4/30/20	10,000,000	9,952,344
¤	2.75%, due 4/30/23	4,200,000	4,181,789
			14,134,133

	Total U.S. Government & Federal Agencies (Cost $100,829,655)		101,135,228

	Total Long-Term Bonds (Cost $105,979,288)		106,141,129

		Shares
	Short-Term Investment 2.4%
	Affiliated Investment Company 2.4%
	MainStay U.S. Government Liquidity Fund, 1.75% (h)	2,567,732	2,567,732

	Total Short-Term Investment (Cost $2,567,732)		2,567,732

	Total Investments (Cost $108,547,020)	99.7%	108,708,861
	Other Assets, Less Liabilities	0.3	334,464
	Net Assets	100.0%	$109,043,325

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2018.
(c)	Floating rate - Rate shown was the rate in effect as of July 31, 2018.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2018, the total market value of the fair valued security was $830,881, which represented 0.8% of the Fund's net assets.
(f)	Illiquid security - As of July 31, 2018, the total market value of the security deemed illiquid under procedures approved by the Board of Trustees was $830,881, which represented 0.8% of the Fund's net assets.
(g)	Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(h)	Rate reported is the current yield as of July 31, 2018.

The following abbreviations are used in the preceding pages:

IO	—Interest Only
LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$1,398,828	$—	$1,398,828
Corporate Bonds	—	1,005,853	—	1,005,853
Mortgage-Backed Securities (b)	—	1,770,339	830,881	2,601,220
U.S. Government & Federal Agencies	—	101,135,228	—	101,135,228
Total Long-Term Bonds	—	105,310,248	830,881	106,141,129
Short-Term Investment
Affiliated Investment Company	2,567,732	—	—	2,567,732
Total Investments in Securities	$2,567,732	$105,310,248	$830,881	$108,708,861

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $830,881 is held in Residential Mortgages (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2018
Long-Term Bonds
Mortgage-Backed Securities

Residential Mortgages (Collateralized Mortgage Obligations)	$835,554	$457	$2,678	$78,869	$-	$(86,677)	$-	$-	$830,881	$68,769
Total	$835,554	$457	$2,678	$78,869	$-	$(86,677)	$-	$-	$830,881	$68,769

(a) Sales include principal reductions.

MainStay MacKay High Yield Corporate Bond Fund

Portfolio of Investments July 31, 2018 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 92.2% †
	Convertible Bonds 1.6%
	Auto Parts & Equipment 0.8%
¤	Exide Technologies (a)(b)(c)(d)(e)
	7.00% (7.00% PIK), due 4/30/25	$85,685,966	$52,268,439
	7.25% (7.25% PIK), due 4/30/25	20,701,373	25,234,974
			77,503,413

	Media 0.2%
	DISH Network Corp. 3.375%, due 8/15/26	16,410,000	14,948,772

	Mining 0.0% ‡
	Aleris International, Inc. 7.875%, due 11/1/20 (a)(c)(d)(f)	11,797	11,014

	Oil & Gas 0.6%
¤	Comstock Resources, Inc. (b)
	7.75% (7.75% PIK), due 4/1/19	15,573,207	15,985,570
	9.50% (9.50% PIK), due 6/15/20	35,964,347	36,734,595
			52,720,165

	Total Convertible Bonds (Cost $152,333,041)		145,183,364

	Corporate Bonds 89.4%
	Advertising 0.7%
	Lamar Media Corp.
	5.375%, due 1/15/24	5,515,000	5,652,875
	5.75%, due 2/1/26	18,342,000	18,777,622
	Outfront Media Capital LLC / Outfront Media Capital Corp.
	5.25%, due 2/15/22	12,600,000	12,694,500
	5.625%, due 2/15/24	28,906,000	29,151,412
			66,276,409

	Aerospace & Defense 1.0%
	BBA U.S. Holdings, Inc. 5.375%, due 5/1/26 (e)	6,105,000	6,150,726
	KLX, Inc. 5.875%, due 12/1/22 (e)	21,990,000	22,787,137
	TransDigm UK Holdings PLC 6.875%, due 5/15/26 (e)	5,000,000	5,137,500
	TransDigm, Inc.
	6.00%, due 7/15/22	6,935,000	7,057,750
	6.50%, due 7/15/24	28,691,000	29,372,411
	6.50%, due 5/15/25	6,830,000	6,906,838
	Triumph Group, Inc. 7.75%, due 8/15/25	18,015,000	16,798,988
			94,211,350

	Apparel 0.2%
	William Carter Co. 5.25%, due 8/15/21	17,560,000	17,785,646

	Auto Manufacturers 1.5%
	BCD Acquisition, Inc. 9.625%, due 9/15/23 (e)	22,615,000	23,802,287
	Ford Holdings LLC
	9.30%, due 3/1/30	18,195,000	23,250,100
	9.375%, due 3/1/20	1,695,000	1,843,959
	Ford Motor Co. 9.98%, due 2/15/47	980,000	1,442,216
	J.B. Poindexter & Company, Inc. 7.125%, due 4/15/26 (e)	17,880,000	18,505,800
	McLaren Finance PLC 5.75%, due 8/1/22 (e)	25,035,000	24,664,482
	Navistar International Corp. 6.625%, due 11/1/25 (e)	20,500,000	21,403,025
	Wabash National Corp. 5.50%, due 10/1/25 (e)	17,590,000	16,666,525
			131,578,394

	Auto Parts & Equipment 3.4%
	Adient Global Holdings, Ltd. 4.875%, due 8/15/26 (e)	20,005,000	18,354,588
	Allison Transmission, Inc. 5.00%, due 10/1/24 (e)	3,000,000	2,947,500
	American Axle & Manufacturing, Inc.
	6.25%, due 4/1/25	15,621,000	15,191,423
	6.25%, due 3/15/26	10,950,000	10,512,000
	6.50%, due 4/1/27	14,000,000	13,615,000
	Dana Financing Luxembourg S.A.R.L. 5.75%, due 4/15/25 (e)	13,190,000	12,992,150
¤	Exide Technologies 11.00% (4.00% Cash and 7.00% PIK), due 4/30/22 (a)(b)(c)(d)(e)	106,970,604	95,738,691
	IHO Verwaltungs GmbH (b)(e)
	4.125% (4.125% Cash or 4.875% PIK), due 9/15/21	28,735,000	28,375,812
	4.50% (4.50% Cash or 5.25% PIK), due 9/15/23	27,055,000	25,972,800
	4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	22,435,000	21,100,117
	Nexteer Automotive Group, Ltd. 5.875%, due 11/15/21 (e)	24,020,000	24,620,500
	Schaeffler Finance B.V. 4.75%, due 5/15/23 (e)	24,030,000	23,789,700
	Tenneco, Inc. 5.00%, due 7/15/26	9,446,000	8,312,480
	Titan International, Inc. 6.50%, due 11/30/23 (e)	5,370,000	5,370,000
			306,892,761

	Banks 0.2%
	Provident Funding Associates, L.P. / PFG Finance Corp. 6.375%, due 6/15/25 (e)	14,750,000	14,396,738

	Biotechnology 0.3%
	AMAG Pharmaceuticals, Inc. 7.875%, due 9/1/23 (e)	28,045,000	29,692,644

	Building Materials 1.1%
	BMC East LLC 5.50%, due 10/1/24 (e)	3,000,000	2,940,000
	Gibraltar Industries, Inc. 6.25%, due 2/1/21	11,600,000	11,658,000
	James Hardie International Finance DAC (e)
	4.75%, due 1/15/25	10,700,000	10,475,728
	5.00%, due 1/15/28	17,000,000	16,150,000
	Summit Materials LLC / Summit Materials Finance Corp.
	5.125%, due 6/1/25 (e)	6,000,000	5,692,500
	6.125%, due 7/15/23	35,515,000	36,047,725
	8.50%, due 4/15/22	17,520,000	18,834,000
			101,797,953

	Chemicals 1.8%
	Blue Cube Spinco LLC
	9.75%, due 10/15/23	33,610,000	38,063,325
	10.00%, due 10/15/25	26,425,000	30,619,969
	Kissner Holdings, L.P. / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA 8.375%, due 12/1/22 (e)	21,525,000	21,901,688
	NOVA Chemicals Corp. (e)
	4.875%, due 6/1/24	19,795,000	19,120,980
	5.25%, due 6/1/27	1,000,000	935,990
	Olin Corp. 5.50%, due 8/15/22	19,094,000	19,475,880
	PolyOne Corp. 5.25%, due 3/15/23	32,754,000	33,450,022
			163,567,854

	Commercial Services 4.7%
	Ashtead Capital, Inc. (e)
	4.375%, due 8/15/27	8,010,000	7,627,122
	5.25%, due 8/1/26	6,000,000	6,052,500
	5.625%, due 10/1/24	18,785,000	19,326,008
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.50%, due 4/1/23	19,000,000	18,715,000
	6.375%, due 4/1/24 (e)	14,000,000	13,755,000
	Cimpress N.V. 7.00%, due 6/15/26 (e)	14,200,000	14,590,500
	Flexi-Van Leasing, Inc. 10.00%, due 2/15/23 (e)	22,000,000	20,570,000
	Gartner, Inc. 5.125%, due 4/1/25 (e)	33,981,000	34,283,304
	Graham Holdings Co. 5.75%, due 6/1/26 (e)	28,200,000	28,411,500
	Great Lakes Dredge & Dock Corp. 8.00%, due 5/15/22	5,000,000	5,137,500
	IHS Markit, Ltd. (e)
	4.75%, due 2/15/25	13,010,000	13,026,263
	5.00%, due 11/1/22	60,020,000	61,623,134
	Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375%, due 8/1/23 (e)	14,976,000	15,083,677
	Laureate Education, Inc. 8.25%, due 5/1/25 (e)	11,015,000	11,786,050
	Matthews International Corp. 5.25%, due 12/1/25 (e)	10,000,000	9,575,000
	Nielsen Co. Luxembourg S.A.R.L. (e)
	5.00%, due 2/1/25	28,027,000	25,574,638
	5.50%, due 10/1/21	6,850,000	6,832,875
	Nielsen Finance LLC / Nielsen Finance Co.
	4.50%, due 10/1/20	13,715,000	13,650,677
	5.00%, due 4/15/22 (e)	62,935,000	61,164,953
	Ritchie Bros. Auctioneers, Inc. 5.375%, due 1/15/25 (e)	12,920,000	12,693,900
	United Rentals North America, Inc.
	4.625%, due 7/15/23	10,600,000	10,626,500
	4.875%, due 1/15/28	12,000,000	11,208,960
	WEX, Inc. 4.75%, due 2/1/23 (e)	3,823,000	3,842,115
			425,157,176

	Computers 0.3%
	NCR Corp. 6.375%, due 12/15/23	25,370,000	25,877,400

	Cosmetics & Personal Care 0.5%
	Edgewell Personal Care Co.
	4.70%, due 5/19/21	28,000,000	28,000,000
	4.70%, due 5/24/22	20,713,000	20,377,449
			48,377,449

	Distribution & Wholesale 0.1%
	American Tire Distributors, Inc. 10.25%, due 3/1/22 (e)	21,080,000	8,590,100

	Diversified Financial Services 3.2%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	4.625%, due 10/30/20	9,250,000	9,424,110
	5.00%, due 10/1/21	15,360,000	15,781,780
	Credit Acceptance Corp.
	6.125%, due 2/15/21	8,362,000	8,456,072
	7.375%, due 3/15/23	25,095,000	26,349,750
	Drawbridge Special Opportunities Fund, L.P. / Drawbridge Special Opportunities Finance 5.00%, due 8/1/21 (e)	6,000,000	6,002,213
	Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.25%, due 8/15/24 (e)	12,250,000	12,005,000
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. (e)
	5.25%, due 3/15/22	20,070,000	20,072,208
	5.25%, due 10/1/25	5,700,000	5,329,500
	5.875%, due 8/1/21	25,700,000	25,957,000
	Lincoln Finance, Ltd. 7.375%, due 4/15/21 (e)	18,090,000	18,681,543
	LPL Holdings, Inc. 5.75%, due 9/15/25 (e)	25,445,000	24,681,650
	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, due 8/1/18	10,000,000	10,000,000
	Ocwen Loan Servicing LLC 8.375%, due 11/15/22 (e)	13,000,000	13,292,500
	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc. 6.375%, due 12/15/22 (e)	19,000,000	19,285,000
	Quicken Loans, Inc. (e)
	5.25%, due 1/15/28	7,500,000	6,977,250
	5.75%, due 5/1/25	7,000,000	6,975,500
	Springleaf Finance Corp. 7.125%, due 3/15/26	23,255,000	23,632,894
	VFH Parent LLC / Orchestra Co-Issuer, Inc. 6.75%, due 6/15/22 (e)	26,865,000	27,637,369
	Werner FinCo, L.P. / Werner FinCo, Inc. 8.75%, due 7/15/25 (e)	11,430,000	10,972,800
			291,514,139

	Electric 2.0%
	Calpine Corp. (e)
	5.875%, due 1/15/24	20,321,000	20,422,605
	6.00%, due 1/15/22	24,773,000	25,206,527
	GenOn Energy, Inc. (g)(h)
	7.875%, due 6/15/17	81,632,000	51,836,320
	9.50%, due 10/15/18	59,085,000	36,928,125
	NRG Energy, Inc.
	6.25%, due 7/15/22	3,000,000	3,093,750
	6.25%, due 5/1/24	5,340,000	5,493,525
	6.625%, due 1/15/27	14,015,000	14,435,450
	NRG REMA LLC Series C 9.681%, due 7/2/26 (g)(h)	35,967,221	25,356,891
			182,773,193

	Electrical Components & Equipment 0.2%
	Energizer Gamma Acquisition, Inc. 6.375%, due 7/15/26 (e)	1,440,000	1,479,600
	WESCO Distribution, Inc. 5.375%, due 12/15/21	14,549,000	14,851,619
			16,331,219

	Electronics 0.2%
	Itron, Inc. 5.00%, due 1/15/26 (e)	16,330,000	15,554,325

	Engineering & Construction 0.5%
	Tutor Perini Corp. 6.875%, due 5/1/25 (e)	11,010,000	10,927,425
	Weekley Homes LLC / Weekley Finance Corp.
	6.00%, due 2/1/23	26,379,000	25,455,735
	6.625%, due 8/15/25 (e)	11,015,000	10,464,250
			46,847,410

	Entertainment 0.9%
	Boyne USA, Inc. 7.25%, due 5/1/25 (e)	12,500,000	13,062,500
	Churchill Downs, Inc. 4.75%, due 1/15/28 (e)	9,950,000	9,328,125
	GLP Capital, L.P. / GLP Financing II, Inc. 4.875%, due 11/1/20	2,000,000	2,030,000
	Jacobs Entertainment, Inc. 7.875%, due 2/1/24 (e)	10,359,000	10,825,155
	Merlin Entertainments PLC 5.75%, due 6/15/26 (e)	21,525,000	21,955,500
	Rivers Pittsburgh Borrower, L.P. / Rivers Pittsburgh Finance Corp. 6.125%, due 8/15/21 (e)	23,000,000	22,856,250
			80,057,530

	Food 2.4%
	Albertsons Cos, Inc. 6.085% (3 Month LIBOR + 3.75%), due 1/15/24 (e)(i)	10,000,000	10,125,000
	B&G Foods, Inc.
	4.625%, due 6/1/21	9,500,000	9,416,875
	5.25%, due 4/1/25	29,985,000	28,785,600
	C&S Group Enterprises LLC 5.375%, due 7/15/22 (e)	53,700,000	53,230,125
	Ingles Markets, Inc. 5.75%, due 6/15/23	14,617,000	14,653,542
	KeHE Distributors LLC / KeHE Finance Corp. 7.625%, due 8/15/21 (e)	25,080,000	24,296,250
	Land O' Lakes, Inc. 6.00%, due 11/15/22 (e)	23,000,000	24,190,486
	Land O'Lakes Capital Trust I 7.45%, due 3/15/28 (e)	16,324,000	18,038,020
	Simmons Foods, Inc. 7.75%, due 1/15/24 (e)	7,000,000	7,210,000
	TreeHouse Foods, Inc. 6.00%, due 2/15/24 (e)	25,315,000	25,315,000
			215,260,898

	Forest Products & Paper 0.9%
	Mercer International, Inc.
	5.50%, due 1/15/26 (e)	3,500,000	3,412,500
	6.50%, due 2/1/24	11,998,000	12,267,955
	Smurfit Kappa Treasury Funding DAC 7.50%, due 11/20/25	52,580,000	62,044,400
			77,724,855

	Gas 0.9%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	5.50%, due 5/20/25	6,575,000	6,361,313
	5.625%, due 5/20/24	26,531,000	26,133,035
	5.75%, due 5/20/27	20,060,000	19,182,375
	5.875%, due 8/20/26	24,425,000	23,753,312
	Rockpoint Gas Storage Canada, Ltd. 7.00%, due 3/31/23 (e)	7,000,000	6,965,000
			82,395,035

	Health Care - Products 0.6%
	Avanos Medical, Inc. 6.25%, due 10/15/22	9,331,000	9,517,620
	DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp. 8.125%, due 6/15/21 (e)	18,615,000	19,126,912
	Hill-Rom Holdings, Inc. 5.75%, due 9/1/23 (e)	9,040,000	9,175,600
	Hologic, Inc. (e)
	4.375%, due 10/15/25	11,150,000	10,784,392
	4.625%, due 2/1/28	2,000,000	1,880,000
			50,484,524

	Health Care - Services 5.5%
	Acadia Healthcare Co., Inc.
	5.625%, due 2/15/23	25,940,000	26,134,550
	6.50%, due 3/1/24	10,280,000	10,459,900
	AHP Health Partners, Inc. 9.75%, due 7/15/26 (e)	10,000,000	10,137,500
	Catalent Pharma Solutions, Inc. 4.875%, due 1/15/26 (e)	12,250,000	12,005,000
	Centene Corp.
	4.75%, due 1/15/25	6,965,000	6,956,294
	5.375%, due 6/1/26 (e)	11,835,000	12,116,081
	5.625%, due 2/15/21	14,930,000	15,256,594
	6.125%, due 2/15/24	23,817,000	25,067,392
	Charles River Laboratories International, Inc. 5.50%, due 4/1/26 (e)	15,000,000	15,187,500
	Fresenius Medical Care U.S. Finance II, Inc. (e)
	5.625%, due 7/31/19	5,000,000	5,119,160
	5.875%, due 1/31/22	2,600,000	2,751,580
¤	HCA, Inc.
	4.25%, due 10/15/19	5,000,000	5,031,250
	5.25%, due 4/15/25	19,000,000	19,415,625
	5.25%, due 6/15/26	11,805,000	11,982,075
	5.375%, due 2/1/25	24,525,000	24,831,562
	5.875%, due 3/15/22	12,030,000	12,642,929
	5.875%, due 5/1/23	7,240,000	7,574,850
	5.875%, due 2/15/26	24,000,000	24,810,000
	7.50%, due 2/15/22	9,417,000	10,346,929
	7.50%, due 12/15/23	1,500,000	1,631,250
	7.50%, due 11/6/33	3,500,000	3,701,250
	7.58%, due 9/15/25	8,020,000	8,781,900
	7.69%, due 6/15/25	30,925,000	34,017,500
	8.36%, due 4/15/24	4,524,000	5,066,880
	HealthSouth Corp. 5.75%, due 11/1/24	19,575,000	19,858,250
	Molina Healthcare, Inc. 5.375%, due 11/15/22	16,025,000	16,345,500
	MPH Acquisition Holdings LLC 7.125%, due 6/1/24 (e)	60,250,000	62,358,750
	Polaris Intermediate Corp. 8.50% (8.50% PIK), due 12/1/22 (b)(e)	20,000,000	20,675,000
	Tenet Healthcare Corp.
	4.625%, due 7/15/24	7,000,000	6,781,250
	6.00%, due 10/1/20	8,000,000	8,310,000
	6.75%, due 6/15/23	10,020,000	10,172,304
	8.125%, due 4/1/22	25,500,000	27,157,500
	WellCare Health Plans, Inc. 5.25%, due 4/1/25	13,310,000	13,393,188
			496,077,293

	Home Builders 2.3%
	Ashton Woods USA LLC / Ashton Woods Finance Co. (e)
	6.75%, due 8/1/25	5,496,000	5,145,630
	6.875%, due 2/15/21	21,140,000	21,245,700
	Brookfield Residential Properties, Inc. (e)
	6.375%, due 5/15/25	6,665,000	6,631,675
	6.50%, due 12/15/20	24,800,000	25,072,800
	Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, due 7/1/22 (e)	37,996,000	38,138,485
	Century Communities, Inc.
	5.875%, due 7/15/25	2,000,000	1,885,000
	6.875%, due 5/15/22	35,546,000	36,143,284
	M/I Homes, Inc. 5.625%, due 8/1/25	8,000,000	7,502,400
	Mason Finance Sub, Inc. 6.875%, due 8/15/23	7,000,000	7,026,250
	Mattamy Group Corp. 6.50%, due 10/1/25 (e)	12,915,000	12,592,125
	New Home Co., Inc. 7.25%, due 4/1/22	20,030,000	20,543,970
	Shea Homes, L.P. / Shea Homes Funding Corp. (e)
	5.875%, due 4/1/23	5,365,000	5,324,762
	6.125%, due 4/1/25	14,900,000	14,676,500
	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.25%, due 4/15/21 (e)	2,430,000	2,427,643
			204,356,224

	Household Products & Wares 0.9%
	Prestige Brands, Inc. 6.375%, due 3/1/24 (e)	37,808,000	37,760,740
	Spectrum Brands, Inc.
	5.75%, due 7/15/25	12,492,000	12,460,770
	6.125%, due 12/15/24	4,000,000	4,060,000
	6.625%, due 11/15/22	24,090,000	24,812,700
			79,094,210

	Insurance 1.5%
	American Equity Investment Life Holding Co. 5.00%, due 6/15/27	27,640,000	26,748,057
	Fairfax Financial Holdings, Ltd. 8.30%, due 4/15/26	5,435,000	6,546,776
	Fidelity & Guaranty Life Holdings, Inc. 5.50%, due 5/1/25 (e)	19,175,000	18,575,782
	HUB International, Ltd. 7.00%, due 5/1/26 (e)	16,000,000	16,060,000
	MGIC Investment Corp. 5.75%, due 8/15/23	30,580,000	31,526,451
	USIS Merger Sub, Inc. 6.875%, due 5/1/25 (e)	10,000,000	9,875,000
	Wand Merger Corp. (e)
	8.125%, due 7/15/23	9,500,000	9,880,950
	9.125%, due 7/15/26	20,000,000	21,002,000
			140,215,016

	Internet 2.0%
	Cogent Communications Group, Inc. 5.375%, due 3/1/22 (e)	12,046,000	12,256,805
¤	Netflix, Inc.
	4.875%, due 4/15/28 (e)	5,000,000	4,731,250
	5.50%, due 2/15/22	25,265,000	26,054,531
	5.75%, due 3/1/24	34,961,000	35,791,324
	5.875%, due 2/15/25	11,411,000	11,698,557
	5.875%, due 11/15/28 (e)	28,000,000	28,070,000
	Symantec Corp. 5.00%, due 4/15/25 (e)	15,125,000	14,913,134
	VeriSign, Inc.
	4.625%, due 5/1/23	6,615,000	6,631,538
	4.75%, due 7/15/27	12,980,000	12,363,450
	5.25%, due 4/1/25	25,661,000	26,206,296
			178,716,885

	Iron & Steel 1.1%
	Allegheny Ludlum LLC 6.95%, due 12/15/25	22,018,000	22,623,495
	Allegheny Technologies, Inc. 7.875%, due 8/15/23	12,500,000	13,468,750
	Big River Steel LLC / BRS Finance Corp. 7.25%, due 9/1/25 (e)	53,225,000	55,354,000
	Commercial Metals Co. 5.75%, due 4/15/26 (e)	8,915,000	8,602,975
			100,049,220

	Leisure Time 1.8%
	Brunswick Corp. 4.625%, due 5/15/21 (e)	21,573,000	21,495,874
¤	Carlson Travel, Inc. (e)
	6.75%, due 12/15/23	72,516,000	72,516,000
	9.50%, due 12/15/24	47,475,000	43,617,656
	Vista Outdoor, Inc. 5.875%, due 10/1/23	29,402,000	28,887,465
			166,516,995

	Lodging 1.4%
	Boyd Gaming Corp. 6.00%, due 8/15/26 (e)	26,660,000	26,793,300
	Choice Hotels International, Inc. 5.75%, due 7/1/22	25,470,000	26,520,637
	Hilton Domestic Operating Co., Inc.
	4.25%, due 9/1/24	3,505,000	3,377,944
	5.125%, due 5/1/26 (e)	29,065,000	29,065,000
	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. 6.75%, due 11/15/21 (e)	18,480,000	19,080,600
	MGM Resorts International
	5.75%, due 6/15/25	21,000,000	21,177,240
	6.75%, due 10/1/20	2,664,000	2,803,860
			128,818,581

	Machinery - Construction & Mining 0.2%
	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, due 3/15/24 (e)	19,150,000	20,227,188

	Machinery - Diversified 0.3%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	9,000,000	9,540,000
	Tennant Co. 5.625%, due 5/1/25	14,665,000	14,591,675
			24,131,675

	Media 6.9%
	Altice Financing S.A. 7.50%, due 5/15/26 (e)	15,335,000	14,930,156
	Altice France S.A. (e)
	6.00%, due 5/15/22	2,000,000	2,061,400
	6.25%, due 5/15/24	16,100,000	15,999,375
	7.375%, due 5/1/26	7,000,000	6,921,250
	Altice Luxembourg S.A. 7.75%, due 5/15/22 (e)	3,000,000	2,985,000
	Altice U.S. Finance I Corp. (e)
	5.375%, due 7/15/23	20,225,000	20,401,969
	5.50%, due 5/15/26	9,000,000	8,843,490
	Block Communications, Inc. 6.875%, due 2/15/25 (e)	38,347,000	38,155,265
¤	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.00%, due 2/1/28 (e)	41,215,000	38,716,341
	5.125%, due 2/15/23	24,030,000	23,909,850
	5.125%, due 5/1/23 (e)	12,000,000	11,970,000
	5.125%, due 5/1/27 (e)	37,725,000	36,015,680
	5.375%, due 5/1/25 (e)	5,025,000	4,937,063
	5.75%, due 2/15/26 (e)	29,345,000	29,161,594
	5.875%, due 4/1/24 (e)	23,715,000	24,130,012
	5.875%, due 5/1/27 (e)	5,000,000	4,956,250
	Charter Communications Operating LLC / Charter Communications Operating Capital 3.579%, due 7/23/20	4,000,000	4,003,740
	DISH DBS Corp.
	5.00%, due 3/15/23	5,000,000	4,325,000
	5.875%, due 7/15/22	27,297,000	25,522,695
	5.875%, due 11/15/24	29,700,000	24,651,000
	6.75%, due 6/1/21	21,000,000	21,111,300
	7.75%, due 7/1/26	15,875,000	13,870,781
	Meredith Corp. 6.875%, due 2/1/26 (e)	37,000,000	37,277,500
	Midcontinent Communications / Midcontinent Finance Corp. 6.875%, due 8/15/23 (e)	18,030,000	18,976,575
	Quebecor Media, Inc. 5.75%, due 1/15/23	34,005,000	34,940,137
	Sterling Entertainment Enterprises LLC 10.25%, due 1/15/25 (c)(d)(f)	20,000,000	20,800,000
	Videotron, Ltd.
	5.00%, due 7/15/22	20,449,000	20,847,756
	5.125%, due 4/15/27 (e)	12,526,000	12,306,795
	5.375%, due 6/15/24 (e)	21,850,000	22,560,125
	Virgin Media Secured Finance PLC 5.25%, due 1/15/21	75,875,000	77,392,500
			622,680,599

	Metal Fabricate & Hardware 1.6%
	Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd. 7.375%, due 12/15/23 (e)	45,870,000	47,704,800
	Novelis Corp. (e)
	5.875%, due 9/30/26	41,000,000	39,308,750
	6.25%, due 8/15/24	23,000,000	23,057,500
	Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc. 8.625%, due 6/1/21 (e)	18,775,000	19,197,437
	Park-Ohio Industries, Inc. 6.625%, due 4/15/27	16,190,000	16,351,900
			145,620,387

	Mining 2.0%
	Alcoa Nederland Holding B.V. (e)
	6.125%, due 5/15/28	3,000,000	3,090,000
	6.75%, due 9/30/24	7,910,000	8,414,262
	7.00%, due 9/30/26	17,600,000	19,008,000
	Constellium N.V. 5.875%, due 2/15/26 (e)	3,000,000	2,955,000
	First Quantum Minerals, Ltd. 7.25%, due 4/1/23 (e)	13,760,000	13,811,600
	Freeport McMoRan, Inc. 6.875%, due 2/15/23	68,126,000	72,894,820
	Hecla Mining Co. 6.875%, due 5/1/21	31,623,000	31,820,644
	Joseph T. Ryerson & Son, Inc. 11.00%, due 5/15/22 (e)	9,500,000	10,473,750
	Lundin Mining Corp. 7.875%, due 11/1/22 (e)	10,015,000	10,503,231
	Petra Diamonds U.S. Treasury PLC 7.25%, due 5/1/22 (e)	12,020,000	11,479,100
			184,450,407

	Miscellaneous - Manufacturing 1.2%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (e)	19,270,000	19,270,000
	CTP Transportation Products LLC / CTP Finance, Inc. 8.25%, due 12/15/19 (e)	26,950,000	27,017,375
	EnPro Industries, Inc. 5.875%, due 9/15/22	24,295,000	24,720,163
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (e)	17,876,000	17,987,725
	Koppers, Inc. 6.00%, due 2/15/25 (e)	17,475,000	17,509,950
			106,505,213

	Oil & Gas 7.6%
	Ascent Resources Utica Holdings LLC / ARU Finance Corp. 10.00%, due 4/1/22 (e)	20,515,000	22,669,075
	California Resources Corp.
	5.00%, due 1/15/20	16,470,000	15,564,150
	8.00%, due 12/15/22 (e)	30,160,000	26,993,200
	Callon Petroleum Co. 6.125%, due 10/1/24	21,500,000	21,822,500
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp. 7.625%, due 1/15/22	4,161,000	4,129,793
	Carrizo Oil & Gas, Inc. 7.50%, due 9/15/20	3,140,000	3,143,925
	CNX Resources Corp. 5.875%, due 4/15/22	4,998,000	5,008,046
	Comstock Escrow Corp. 9.75%, due 8/15/26 (e)	48,000,000	46,485,600
¤	Comstock Resources, Inc. 10.00% (10.00% Cash or 12.25% PIK), due 3/15/20 (b)	68,735,000	72,343,587
	Continental Resources, Inc. 5.00%, due 9/15/22	13,040,000	13,232,303
	Energy Ventures Gom LLC / EnVen Finance Corp. 11.00%, due 2/15/23 (e)	13,000,000	13,975,000
	Gulfport Energy Corp.
	6.00%, due 10/15/24	43,999,000	42,459,035
	6.375%, due 5/15/25	21,725,000	21,073,250
	6.375%, due 1/15/26	5,000,000	4,837,500
	6.625%, due 5/1/23	3,787,000	3,834,338
	Indigo Natural Resources LLC 6.875%, due 2/15/26 (e)	4,500,000	4,353,750
	Matador Resources Co. 6.875%, due 4/15/23	12,665,000	13,314,081
	Moss Creek Resources Holdings, Inc. 7.50%, due 1/15/26 (e)	14,465,000	14,103,375
	Murphy Oil Corp. 6.875%, due 8/15/24	9,590,000	10,069,500
	Murphy Oil USA, Inc.
	5.625%, due 5/1/27	4,000,000	3,975,000
	6.00%, due 8/15/23	23,635,000	24,225,875
	Newfield Exploration Co.
	5.625%, due 7/1/24	19,385,000	20,354,250
	5.75%, due 1/30/22	14,140,000	14,740,950
	Oasis Petroleum, Inc. 6.875%, due 3/15/22	4,731,000	4,819,706
	Parsley Energy LLC / Parsley Finance Corp. (e)
	5.25%, due 8/15/25	14,125,000	13,948,437
	5.625%, due 10/15/27	7,000,000	6,947,500
	6.25%, due 6/1/24	6,100,000	6,344,000
	PDC Energy, Inc. 6.125%, due 9/15/24	13,400,000	13,450,250
	PetroQuest Energy, Inc. 10.00% (1.00% Cash and 9.00% PIK), due 2/15/21 (b)(c)(g)	70,730,926	31,828,917
	QEP Resources, Inc. 5.625%, due 3/1/26	11,000,000	10,587,500
	Range Resources Corp.
	5.75%, due 6/1/21	23,225,000	23,747,562
	5.875%, due 7/1/22	23,861,000	23,980,305
	Rex Energy Corp. 8.00%, due 10/1/20 (g)(h)	124,195,000	14,903,400
	Southwestern Energy Co. 7.50%, due 4/1/26	20,400,000	21,037,500
	SRC Energy, Inc. 6.25%, due 12/1/25	23,695,000	23,813,475
	Talos Production LLC / Talos Production Finance, Inc. 11.00%, due 4/3/22 (e)	24,562,822	25,668,149
	Transocean Guardian, Ltd. 5.875%, due 1/15/24 (e)	4,000,000	4,040,000
	Ultra Resources, Inc. 6.875%, due 4/15/22 (e)	30,200,000	19,554,500
	Whiting Petroleum Corp. 6.625%, due 1/15/26	7,150,000	7,404,719
	WPX Energy, Inc. 6.00%, due 1/15/22	8,154,000	8,459,775
			683,243,778

	Oil & Gas Services 0.5%
	Bristow Group, Inc. 8.75%, due 3/1/23 (e)	5,300,000	5,194,000
	Forum Energy Technologies, Inc. 6.25%, due 10/1/21	44,275,000	44,108,969
			49,302,969

	Packaging & Containers 0.1%
	Ball Corp. 4.875%, due 3/15/26	3,500,000	3,486,875
	Berry Global, Inc. 4.50%, due 2/15/26 (e)	6,175,000	5,804,500
	Sealed Air Corp. 5.50%, due 9/15/25 (e)	2,465,000	2,538,704
			11,830,079

	Pharmaceuticals 0.9%
	Bausch Health Cos., Inc. (e)
	5.50%, due 11/1/25	8,000,000	8,014,400
	7.50%, due 7/15/21	12,990,000	13,249,800
	Endo Finance LLC / Endo Finco, Inc. (e)
	5.375%, due 1/15/23	12,000,000	10,125,000
	7.25%, due 1/15/22	4,000,000	3,780,000
	inVentiv Group Holdings, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc. 7.50%, due 10/1/24 (e)	3,667,000	3,850,350
	Valeant Pharmaceuticals International (e)
	8.50%, due 1/31/27	5,105,000	5,242,835
	9.25%, due 4/1/26	38,500,000	40,954,375
			85,216,760

	Pipelines 4.1%
	ANR Pipeline Co.
	7.375%, due 2/15/24	2,555,000	2,867,170
	9.625%, due 11/1/21	10,349,000	12,425,698
	Antero Midstream Partners, L.P. / Antero Midstream Finance Corp. 5.375%, due 9/15/24	12,720,000	12,767,700
	Cheniere Corpus Christi Holdings LLC 5.875%, due 3/31/25	14,380,000	15,134,950
	Cheniere Energy Partners, L.P. 5.25%, due 10/1/25	14,515,000	14,442,425
	CNX Midstream Partners L.P. / CNX Midstream Finance Corp. 6.50%, due 3/15/26 (e)	11,000,000	10,780,000
	Delek Logistics Partners L.P. / Delek Logistics Finance Corp. 6.75%, due 5/15/25	10,445,000	10,445,000
	Genesis Energy, L.P. / Genesis Energy Finance Corp. 6.75%, due 8/1/22	38,000,000	38,760,000
	Holly Energy Partners, L.P. / Holly Energy Finance Corp. 6.00%, due 8/1/24 (e)	18,000,000	18,428,220
¤	MPLX, L.P.
	4.875%, due 12/1/24	27,495,000	28,480,014
	4.875%, due 6/1/25	30,580,000	31,764,979
	5.50%, due 2/15/23	31,010,000	31,557,805
	NGPL PipeCo LLC (e)
	4.375%, due 8/15/22	8,875,000	8,897,188
	4.875%, due 8/15/27	16,630,000	16,609,212
	NuStar Logistics, L.P. 6.75%, due 2/1/21	13,715,000	14,297,888
	Rockies Express Pipeline LLC 6.00%, due 1/15/19 (e)	15,000,000	15,150,000
	Sabine Pass Liquefaction LLC 5.875%, due 6/30/26	20,065,000	21,821,880
	SemGroup Corp. 6.375%, due 3/15/25	7,997,000	7,677,120
	Tallgrass Energy Partners, L.P. / Tallgrass Energy Finance Corp. 5.50%, due 9/15/24 (e)	28,235,000	28,940,875
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 5.875%, due 4/15/26 (e)	17,385,000	17,732,700
	TransMontaigne Partners, L.P. / TLP Finance Corp. 6.125%, due 2/15/26	13,000,000	12,837,500
			371,818,324

	Real Estate 0.9%
	CBRE Services, Inc. 5.25%, due 3/15/25	9,105,000	9,545,192
	Howard Hughes Corp. 5.375%, due 3/15/25 (e)	29,390,000	28,765,463
	Kennedy-Wilson, Inc. 5.875%, due 4/1/24	20,805,000	20,284,875
	Realogy Group LLC / Realogy Co-Issuer Corp. 4.875%, due 6/1/23 (e)	20,835,000	19,397,385
			77,992,915

	Real Estate Investment Trusts 4.0%
	Crown Castle International Corp.
	4.875%, due 4/15/22	2,000,000	2,060,816
	5.25%, due 1/15/23	76,518,000	80,192,782
	CTR Partnership LP / CareTrust Capital Corp. 5.25%, due 6/1/25	10,005,000	9,729,863
¤	Equinix, Inc.
	5.375%, due 1/1/22	20,391,000	21,079,196
	5.375%, due 4/1/23	17,525,000	17,963,125
	5.375%, due 5/15/27	52,650,000	53,044,875
	5.75%, due 1/1/25	36,737,000	37,885,031
	5.875%, due 1/15/26	38,825,000	40,135,344
	MGM Growth Properties Operating Partnership, L.P. / MGP Finance Co-Issuer, Inc.
	4.50%, due 9/1/26	8,000,000	7,540,000
	5.625%, due 5/1/24	63,960,000	65,399,100
	MPT Operating Partnership, L.P. / MPT Finance Corp. 5.00%, due 10/15/27	20,025,000	19,374,188
	Starwood Property Trust, Inc. 5.00%, due 12/15/21	5,000,000	5,062,500
			359,466,820

	Retail 3.7%
	1011778 B.C. ULC / New Red Finance, Inc. 5.00%, due 10/15/25 (e)	6,000,000	5,752,500
	Asbury Automotive Group, Inc. 6.00%, due 12/15/24	56,326,000	56,044,370
	Beacon Roofing Supply, Inc. 4.875%, due 11/1/25 (e)	18,000,000	16,767,900
	Cumberland Farms, Inc. 6.75%, due 5/1/25 (e)	20,775,000	20,904,844
	DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. 8.00%, due 6/1/21 (e)	43,301,000	43,950,515
	Group 1 Automotive, Inc.
	5.00%, due 6/1/22	16,040,000	15,839,500
	5.25%, due 12/15/23 (e)	11,305,000	11,022,375
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (e)
	4.75%, due 6/1/27	12,287,000	11,606,300
	5.00%, due 6/1/24	21,705,000	21,487,950
	5.25%, due 6/1/26	34,750,000	34,131,102
	L Brands, Inc.
	5.25%, due 2/1/28	12,000,000	10,560,000
	5.625%, due 2/15/22	8,000,000	8,150,000
	6.694%, due 1/15/27 (e)	10,587,000	10,031,182
	Men's Wearhouse, Inc. 7.00%, due 7/1/22	6,091,000	6,259,112
	Penske Automotive Group, Inc. 5.75%, due 10/1/22	27,491,000	28,068,861
	Rite Aid Corp. 6.125%, due 4/1/23 (e)	30,600,000	30,753,000
			331,329,511

	Semiconductors 0.3%
	Micron Technology, Inc. 5.50%, due 2/1/25	26,142,000	27,024,293

	Software 3.8%
	ACI Worldwide, Inc. 6.375%, due 8/15/20 (e)	43,650,000	43,650,000
	Ascend Learning LLC 6.875%, due 8/1/25 (e)	27,000,000	27,337,500
	CDK Global, Inc.
	4.875%, due 6/1/27	2,182,000	2,135,633
	5.875%, due 6/15/26	22,000,000	22,550,000
	Donnelley Financial Solutions, Inc. 8.25%, due 10/15/24	20,475,000	21,345,187
	Fair Isaac Corp. 5.25%, due 5/15/26 (e)	10,650,000	10,695,775
	First Data Corp. (e)
	5.00%, due 1/15/24	3,500,000	3,537,187
	7.00%, due 12/1/23	5,000,000	5,231,250
	IQVIA, Inc. 5.00%, due 10/15/26 (e)	30,113,000	30,013,627
¤	MSCI, Inc. (e)
	4.75%, due 8/1/26	13,290,000	13,123,875
	5.25%, due 11/15/24	32,022,000	32,822,550
	5.375%, due 5/15/27	13,510,000	13,611,325
	5.75%, due 8/15/25	41,284,000	43,038,570
	Open Text Corp. 5.875%, due 6/1/26 (e)	12,740,000	13,058,500
	PTC, Inc. 6.00%, due 5/15/24	48,968,000	51,156,870
	RP Crown Parent LLC 7.375%, due 10/15/24 (e)	10,320,000	10,552,200
			343,860,049

	Telecommunications 6.2%
	CenturyLink, Inc. 5.80%, due 3/15/22	28,085,000	28,049,894
	Cogent Communications Finance, Inc. 5.625%, due 4/15/21 (e)	35,015,000	35,015,000
	Frontier Communications Corp.
	10.50%, due 9/15/22	19,279,000	17,495,693
	11.00%, due 9/15/25	33,071,000	26,818,597
	Hughes Satellite Systems Corp.
	5.25%, due 8/1/26	21,850,000	20,866,750
	6.625%, due 8/1/26	23,275,000	22,169,437
	7.625%, due 6/15/21	31,530,000	33,815,925
	Inmarsat Finance PLC 4.875%, due 5/15/22 (e)	21,020,000	20,809,800
	QualityTech, L.P. / QTS Finance Corp. 4.75%, due 11/15/25 (e)	20,261,000	19,197,297
	Sprint Capital Corp. 6.875%, due 11/15/28	74,535,000	71,739,937
	Sprint Communications, Inc.
	7.00%, due 3/1/20 (e)	25,490,000	26,456,071
	9.00%, due 11/15/18 (e)	3,523,000	3,582,891
	9.25%, due 4/15/22	16,831,000	18,934,875
	Sprint Corp. 7.875%, due 9/15/23	20,000,000	21,350,000
¤	T-Mobile USA, Inc.
	4.00%, due 4/15/22	5,000,000	4,943,750
	4.50%, due 2/1/26	8,300,000	7,802,000
	4.75%, due 2/1/28	30,185,000	27,987,532
	5.125%, due 4/15/25	26,615,000	26,732,106
	5.375%, due 4/15/27	29,000,000	28,601,250
	6.00%, due 4/15/24	15,315,000	15,822,309
	6.375%, due 3/1/25	37,982,000	39,596,235
	6.50%, due 1/15/24	14,485,000	15,100,613
	6.50%, due 1/15/26	31,000,000	32,511,250
			565,399,212

	Textiles 0.3%
	Eagle Intermediate Global Holding B.V./ Ruyi US Finance LLC 7.50%, due 5/1/25 (e)	25,015,000	24,889,925

	Toys, Games & Hobbies 0.4%
	Mattel, Inc. 6.75%, due 12/31/25 (e)	36,085,000	34,957,344

	Trucking & Leasing 0.3%
	Fortress Transportation & Infrastructure Investors LLC 6.75%, due 3/15/22 (e)	25,000,000	26,000,000

	Total Corporate Bonds (Cost $8,094,792,250)		8,082,936,874

	Loan Assignments 1.2% (i)
	Banks 0.2%
	Jane Street Group LLC 2018 Term Loan B 5.827% (1 Month LIBOR + 3.75%), due 8/25/22 (a)	11,214,297	11,284,386

	Diversified/Conglomerate Manufacturing 0.1%
	Neenah Foundry Co. (a)(f) 2017 Term Loan 8.668% (2 Month LIBOR + 6.50%), due 12/13/22	5,362,500	5,308,875
	2017 Term Loan 8.671% (2 Month LIBOR + 6.50%), due 12/13/22	5,362,500	5,308,875
			10,617,750

	Mining, Steel, Iron & Non-Precious Metals 0.1%
	Aleris International, Inc. 2018 Term Loan 6.827% (1 Month LIBOR + 4.75%), due 2/8/23	9,000,000	9,073,125

	Retail Stores 0.6%
	American Tire Distributors Holdings, Inc. 2015 Term Loan 6.327% (1 Month LIBOR + 4.25%), due 9/1/21	5,984,536	4,200,396
	Bass Pro Group LLC Term Loan B 7.077% (1 Month LIBOR + 5.00%), due 9/25/24	50,573,074	50,876,513
			55,076,909

	Transportation 0.2%
	Commercial Barge Line Co. 2015 1st Lien Term Loan 10.827% (1 Month LIBOR + 8.75%), due 11/12/20	23,550,753	19,193,864

	Total Loan Assignments (Cost $103,502,373)		105,246,034

	Total Long-Term Bonds (Cost $8,350,627,664)		8,333,366,272

		Shares
	Common Stocks 1.0%
	Auto Parts & Equipment 0.1%
¤	Exide Technologies (a)(c)(d)(e)(f)(j)	2,084,972	6,442,563

	Lodging 0.0% ‡
	Majestic Star Casino LLC Membership Units (c)(d)(f)(j)	446,020	423,719

	Media 0.0% ‡
	ION Media Networks, Inc. (a)(c)(d)(f)(j)	2,287	1,416,316

	Metals & Mining 0.1%
	Neenah Enterprises, Inc. (a)(c)(d)(f)(j)	720,961	9,898,795

	Oil, Gas & Consumable Fuels 0.8%
	PetroQuest Energy, Inc. (j)	908,262	217,347
	Rex Energy Corp. (c)(j)	103,000	13,081
	Talos Energy, Inc. (j)	2,074,193	77,035,528
	Titan Energy LLC (j)	91,174	33,279
			77,299,235

	Total Common Stocks (Cost $147,119,364)		95,480,628

	Exchange-Traded Funds (j) 0.3%
	iShares Gold Trust	618,700	7,263,538
	SPDR Gold Shares	189,000	21,922,110

	Total Exchange-Traded Funds (Cost $28,668,073)		29,185,648

	Short-Term Investment 5.7%
	Investment Company 5.7%
	State Street Institutional U.S. Government Money Market Fund, Premier Class 1.821% (k)	512,624,955	512,624,955

	Total Short-Term Investment (Cost $512,624,955)		512,624,955

	Total Investments (Cost $9,039,040,056)	99.2%	8,970,657,503
	Other Assets, Less Liabilities	0.8	68,110,670
	Net Assets	100.0%	$9,038,768,173

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(c)	Illiquid security - As of July 31, 2018, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $244,076,509, which represented 2.7% of the Fund's net assets.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2018, the total market value of fair valued securities was $212,234,511, which represented 2.3% of the Fund's net assets.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	Restricted security.
(g)	Issue in non-accrual status.
(h)	Issue in default.
(i)	Floating rate - Rate shown was the rate in effect as of July 31, 2018.
(j)	Non-income producing security.
(k)	Rate reported is the current yield as of July 31, 2018.

The following abbreviations are used in the preceding pages:

LIBOR	—London Interbank Offered Rate
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$67,668,937	$77,514,427	$145,183,364
Corporate Bonds (c)	—	7,987,198,183	95,738,691	8,082,936,874
Loan Assignments (d)	—	83,343,898	21,902,136	105,246,034
Total Long-Term Bonds	—	8,138,211,018	195,155,254	8,333,366,272
Common Stocks (e)	77,299,235	423,719	17,757,674	95,480,628
Exchange-Traded Funds	29,185,648	—	—	29,185,648
Short-Term Investment
Investment Company	512,624,955	—	—	512,624,955
Total Investments in Securities	$619,109,838	$8,138,634,737	$212,912,928	$8,970,657,503

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $77,503,413 and $11,014 are held in Auto Parts & Equipment and Mining, respectively, within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 security valued at $95,738,691 is held in Auto Parts & Equipment within the Corporate Bonds section of the Portfolio of Investments.

(d)	The Level 3 securities valued at $11,284,386 and $10,617,750 are held in Banks and Diversified/Conglomerate Manufacturing, respectively, within the Loan Assignments section of the Portfolio of Investments, which were valued by a pricing service without adjustment.

(e)	The Level 3 securities valued at $6,442,563, $1,416,316, and $9,898,795 are held in Auto Parts & Equipment, Media, and Metals & Mining, respectively, within the Common Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of July 31, 2018, a security with a market value of $423,719 transferred from Level 3 to Level 2 as the price of this security was based on utilizing significant other observable inputs. As of October 31, 2017, the fair value obtained for this security was based on utilizing significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2018
Long-Term Bonds
Convertible Bonds
Auto Parts & Equipment	$54,577,221	$763,967	$-	$14,963,651	$7,198,574	(a)	$-		$-	$-	$77,503,413	$14,963,651
Mining	10,662	606	-	(254)	-		-		-	-	11,014	(254)
Corporate Bonds
Auto Parts & Equipment	80,579,460	1,392,889	-	6,522,792	7,243,550	(a)	-		-	-	95,738,691	6,522,792
Entertainment	36,312,500	-	853,300	(1,312,500)	-		(35,853,300)		-	-	-	-
Loan Assignments
Banks	-	2,504	305	93,690	11,329,840		(141,953	)(b)	-	-	11,284,386	93,690
Diversified/Conglomerate Manufacturing	-	12,678	2,550	(12,478)	10,890,000		(275,000	)(b)	-	-	10,617,750	(12,478)
Common Stocks
Auto Parts & Equipment	3,398,505	-	-	3,044,058	-		-		-	-	6,442,563	3,044,058
Lodging	423,719	-	-	-	-		-		-	(423,719)	-	-
Media	1,551,935	-	-	(135,619)	-		-		-	-	1,416,316	(135,619)
Metals & Mining	8,644,323	-	-	1,254,472	-		-		-	-	9,898,795	1,254,472
Total	$185,498,325	$2,172,644	$856,155	$24,417,812	$36,661,964		$(36,270,253)		$-	$(423,719)	$212,912,928	$25,730,312

(a)	Purchases include PIK securities.
(b)	Sales include principal reductions.

MainStay MacKay International Equity Fund

Portfolio of Investments July 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 94.7% †
	Canada 5.0%
¤	Bank of Nova Scotia (Banks)	175,992	$10,429,506
	Constellation Software, Inc. (Software)	9,493	6,881,796
			17,311,302

	China 2.7%
	Tencent Holdings, Ltd. (Internet Software & Services)	208,304	9,426,565

	Denmark 3.1%
¤	Novo Nordisk A/S, Class B (Pharmaceuticals)	218,538	10,910,525

	France 1.8%
	Teleperformance (Professional Services)	34,014	6,236,605

	Germany 11.2%
¤	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	111,157	10,858,649
	Scout24 A.G. (Internet Software & Services) (a)	164,633	8,566,855
¤	United Internet A.G., Registered (Internet Software & Services)	208,689	11,225,401
	Wirecard A.G. (IT Services)	44,769	8,363,013
			39,013,918

	India 5.1%
¤	Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	368,240	10,677,879
	Yes Bank, Ltd. (Banks)	1,358,097	7,273,018
			17,950,897

	Ireland 0.9%
	Paddy Power Betfair PLC (Hotels, Restaurants & Leisure)	27,844	3,036,162

	Italy 1.6%
	Banca IFIS S.p.A. (Diversified Financial Services)	181,576	5,690,334

	Japan 9.0%
	CyberAgent, Inc. (Media)	78,400	4,115,798
	Lion Corp. (Household Products)	122,200	2,208,704
	Relo Group, Inc. (Real Estate Management & Development)	234,600	6,346,778
¤	Start Today Co., Ltd. (Internet & Direct Marketing Retail)	251,996	10,107,786
	Tsuruha Holdings, Inc. (Food & Staples Retailing)	70,488	8,661,674
			31,440,740

	Mexico 1.3%
	Regional S.A.B. de C.V. (Banks)	735,587	4,482,334

	Netherlands 5.6%
	GrandVision N.V. (Specialty Retail) (a)	183,249	4,210,645
	IMCD N.V. (Trading Companies & Distributors)	79,043	5,744,458
	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	222,873	9,783,545
			19,738,648

	Spain 5.9%
	Amadeus IT Group S.A. (IT Services)	62,153	5,305,538
	Grifols S.A. (Biotechnology)	277,940	8,076,477
	Industria de Diseno Textil S.A. (Specialty Retail)	225,646	7,401,249
			20,783,264

	Sweden 2.8%
	Hexagon AB, Class B (Electronic Equipment, Instruments & Components)	159,728	9,740,321

	Switzerland 5.4%
	DKSH Holding A.G. (Professional Services)	72,976	5,339,707
¤	TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	112,830	10,557,503
	Tecan Group A.G., Registered (Life Sciences Tools & Services)	11,974	3,040,210
			18,937,420

	Taiwan 2.7%
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	233,022	9,602,837

	United Kingdom 17.2%
	Big Yellow Group PLC (Equity Real Estate Investment Trusts)	266,029	3,322,412
	BTG PLC (Pharmaceuticals) (b)	621,349	4,330,578
	Experian PLC (Professional Services)	291,766	7,176,620
	HomeServe PLC (Commercial Services & Supplies)	510,443	6,780,215
	Johnson Matthey PLC (Chemicals)	188,349	9,295,374
¤	Prudential PLC (Insurance)	541,359	12,825,617
	St. James's Place PLC (Capital Markets)	513,102	8,118,703
	Whitbread PLC (Hotels, Restaurants & Leisure)	163,425	8,397,808
			60,247,327

	United States 13.4%
	Accenture PLC, Class A (IT Services)	55,815	8,893,004
¤	ICON PLC (Life Sciences Tools & Services) (b)	74,650	10,388,294
	LivaNova PLC (Health Care Equipment & Supplies) (b)	76,442	8,418,557
	Samsonite International S.A. (Textiles, Apparel & Luxury Goods) (a)(b)	2,405,500	9,086,842
¤	Shire PLC (Biotechnology)	173,301	9,897,052
			46,683,749

	Total Common Stocks (Cost $275,828,470)		331,232,948

	Short-Term Investment 0.1%
	Affiliated Investment Company 0.1%
	United States 0.1%
	MainStay U.S. Government Liquidity Fund, 1.75% (c)	302,571	302,571

	Total Short-Term Investment (Cost $302,571)		302,571

	Total Investments (Cost $276,131,041)	94.8%	331,535,519
	Other Assets, Less Liabilities	5.2	18,236,775
	Net Assets	100.0%	$349,772,294

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2018, excluding short-term investment. May be subject to change daily.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	Rate reported is the current yield as of July 31, 2018

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$331,232,948	$—	$—	$331,232,948
Short-Term Investment
Affiliated Investment Company	302,571	—	—	302,571
Total Investments in Securities	$331,535,519	$—	$—	$331,535,519

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Large Cap Growth Fund

Portfolio of Investments July 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 99.6% †
	Aerospace & Defense 4.8%
	Boeing Co.	525,400	$187,200,020
	Northrop Grumman Corp.	727,600	218,636,524
	Raytheon Co.	951,400	188,405,742
			594,242,286

	Automobiles 1.5%
	Ferrari N.V.	1,404,200	186,225,004

	Banks 1.9%
	JPMorgan Chase & Co.	2,035,400	233,969,230

	Capital Markets 3.1%
	Intercontinental Exchange, Inc.	2,821,000	208,500,110
	Moody's Corp.	1,019,250	174,414,060
			382,914,170

	Chemicals 3.1%
	Praxair, Inc.	1,274,000	213,395,000
	Sherwin-Williams Co.	388,675	171,300,733
			384,695,733

	Equity Real Estate Investment Trusts 1.9%
	American Tower Corp.	1,608,450	238,436,628

	Health Care Equipment & Supplies 4.0%
	Align Technology, Inc. (a)	278,000	99,148,700
	Baxter International, Inc.	1,637,500	118,636,875
	Becton Dickinson & Co.	540,750	135,387,577
	Edwards Lifesciences Corp. (a)	1,063,300	151,467,085
			504,640,237

	Health Care Providers & Services 3.4%
¤	UnitedHealth Group, Inc.	1,696,150	429,499,103

	Health Care Technology 0.7%
	Veeva Systems, Inc., Class A (a)	1,112,100	84,108,123

	Hotels, Restaurants & Leisure 2.2%
	Hilton Worldwide Holdings, Inc.	2,178,250	171,341,145
	Wynn Resorts, Ltd.	642,700	107,189,506
			278,530,651

	Industrial Conglomerates 1.7%
	Honeywell International, Inc.	1,305,950	208,494,918

	Internet & Direct Marketing Retail 9.8%
¤	Amazon.com, Inc. (a)	458,640	815,205,081
	Booking Holdings, Inc. (a)	62,240	126,267,533
	Expedia Group, Inc.	988,100	132,247,304
	Netflix, Inc. (a)	437,800	147,735,610
			1,221,455,528

	Internet Software & Services 10.8%
¤	Alibaba Group Holding, Ltd., Sponsored ADR (a)	1,698,650	318,038,239
¤	Alphabet, Inc. (a)
	Class A	290,280	356,237,422
	Class C	292,531	356,086,285
	GoDaddy, Inc., Class A (a)	2,647,500	194,908,950
	MercadoLibre, Inc.	345,250	118,389,678
			1,343,660,574

	IT Services 13.7%
	Automatic Data Processing, Inc.	1,328,900	179,388,211
	Fidelity National Information Services, Inc.	1,198,750	123,627,087
	Fiserv, Inc. (a)	2,055,800	155,171,784
¤	Mastercard, Inc., Class A	1,594,150	315,641,700
	Pagseguro Digital, Ltd., Class A (a)	4,489,000	120,843,880
	PayPal Holdings, Inc. (a)	3,004,550	246,793,737
¤	Visa, Inc., Class A	4,142,150	566,397,591
			1,707,863,990

	Life Sciences Tools & Services 3.3%
	Illumina, Inc. (a)	576,400	186,961,104
	Thermo Fisher Scientific, Inc.	974,350	228,514,305
			415,475,409

	Machinery 1.2%
	Fortive Corp.	1,877,200	154,080,576

	Pharmaceuticals 3.0%
	Bristol-Myers Squibb Co.	3,639,000	213,791,250
	Zoetis, Inc.	1,836,400	158,811,872
			372,603,122

	Professional Services 1.1%
	CoStar Group, Inc. (a)	328,310	136,527,714

	Road & Rail 1.9%
	Union Pacific Corp.	1,602,900	240,258,681

	Semiconductors & Semiconductor Equipment 6.2%
	Applied Materials, Inc.	3,618,800	175,982,244
	ASML Holding N.V., Registered	1,134,200	242,718,800
	NVIDIA Corp.	890,200	217,974,372
	Xilinx, Inc.	1,975,200	142,352,664
			779,028,080

	Software 15.9%
¤	Adobe Systems, Inc. (a)	1,311,100	320,799,948
	Electronic Arts, Inc. (a)	1,856,850	239,069,438
	Intuit, Inc.	803,450	164,096,628
¤	Microsoft Corp.	7,672,200	813,866,976
¤	salesforce.com, Inc. (a)	3,270,950	448,610,792
			1,986,443,782

	Specialty Retail 2.1%
	Lowe's Cos., Inc.	2,667,700	265,009,318

	Textiles, Apparel & Luxury Goods 2.3%
¤	NIKE, Inc., Class B	3,667,900	282,098,189

	Total Common Stocks (Cost $7,116,669,247)		12,430,261,046

	Short-Term Investment 0.7%
	Affiliated Investment Company 0.7%
	MainStay U.S. Government Liquidity Fund, 1.75% (b)	80,062,095	80,062,095

	Total Short-Term Investment (Cost $80,062,095)		80,062,095

	Total Investments (Cost $7,196,731,342)	100.3%	12,510,323,141
	Other Assets, Less Liabilities	(0.3)	(33,559,854)
	Net Assets	100.0%	$12,476,763,287

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2018, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	Rate reported is the current yield as of July 31, 2018.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$12,430,261,046	$—	$—	$12,430,261,046
Short-Term Investment
Affiliated Investment Company	80,062,095	—	—	80,062,095
Total Investments in Securities	$12,510,323,141	$—	$—	$12,510,323,141

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay MAP Equity Fund

Portfolio of Investments July 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 98.3% †
	Aerospace & Defense 6.5%
¤	Boeing Co.	116,728	$41,590,186
	Hexcel Corp.	102,784	7,093,124
¤	Raytheon Co.	97,010	19,210,890
	United Technologies Corp.	49,970	6,782,928
			74,677,128

	Air Freight & Logistics 0.3%
	XPO Logistics, Inc. (a)	37,919	3,781,283

	Banks 6.7%
¤	Bank of America Corp.	970,259	29,961,598
	Bank OZK	141,942	5,805,428
	Citigroup, Inc.	93,735	6,738,609
	JPMorgan Chase & Co.	112,118	12,887,964
	U.S. Bancorp	120,214	6,372,544
	Wells Fargo & Co.	154,149	8,831,196
	Western Alliance Bancorp (a)	101,126	5,735,867
			76,333,206

	Beverages 1.2%
	Coca-Cola Co.	77,349	3,606,784
	PepsiCo., Inc.	92,000	10,580,000
			14,186,784

	Biotechnology 1.2%
	AbbVie, Inc.	97,728	9,013,453
	Celgene Corp. (a)	58,000	5,225,220
			14,238,673

	Building Products 1.0%
	Fortune Brands Home & Security, Inc.	74,039	4,294,262
	Johnson Controls International PLC	193,954	7,275,215
			11,569,477

	Capital Markets 3.5%
	Ameriprise Financial, Inc.	28,860	4,204,036
	Bank of New York Mellon Corp.	71,000	3,796,370
	Goldman Sachs Group, Inc.	27,366	6,497,510
	Morgan Stanley	291,238	14,724,993
	State Street Corp.	123,136	10,874,140
			40,097,049

	Chemicals 2.4%
¤	DowDuPont, Inc.	330,936	22,758,469
	Ecolab, Inc.	30,312	4,264,898
			27,023,367

	Construction & Engineering 0.8%
	Jacobs Engineering Group, Inc.	131,853	8,917,218

	Construction Materials 0.5%
	Martin Marietta Materials, Inc.	30,893	6,160,682

	Consumer Finance 1.8%
	American Express Co.	135,285	13,463,563
	Discover Financial Services	93,896	6,705,114
			20,168,677

	Containers & Packaging 0.3%
	Berry Global Group, Inc. (a)	74,155	3,622,472

	Diversified Financial Services 1.0%
	AXA Equitable Holdings, Inc. (a)	280,528	6,168,811
	Berkshire Hathaway, Inc., Class B (a)	28,340	5,607,636
			11,776,447

	Diversified Telecommunication Services 0.9%
	AT&T, Inc.	304,907	9,747,877

	Electrical Equipment 1.0%
	AMETEK, Inc.	65,328	5,082,518
	Rockwell Automation, Inc.	32,700	6,133,212
			11,215,730

	Electronic Equipment, Instruments & Components 0.9%
	Coherent, Inc. (a)	24,389	3,854,925
	TE Connectivity, Ltd.	69,077	6,463,535
			10,318,460

	Energy Equipment & Services 0.4%
	Schlumberger, Ltd.	65,992	4,455,780

	Food & Staples Retailing 1.5%
	Costco Wholesale Corp.	36,410	7,963,231
	Walgreens Boots Alliance, Inc.	130,898	8,851,323
			16,814,554

	Food Products 0.2%
	Mondelez International, Inc., Class A	62,234	2,699,711

	Health Care Equipment & Supplies 2.7%
	Abbott Laboratories	66,332	4,347,399
	Boston Scientific Corp. (a)	187,469	6,300,833
	Danaher Corp.	55,398	5,682,727
	Medtronic PLC	162,500	14,662,375
			30,993,334

	Health Care Providers & Services 6.1%
¤	Aetna, Inc.	155,128	29,224,564
	Centene Corp. (a)	66,083	8,612,597
	CVS Health Corp.	172,787	11,206,965
	UnitedHealth Group, Inc.	50,985	12,910,422
	Universal Health Services, Inc., Class B	62,205	7,595,230
			69,549,778

	Hotels, Restaurants & Leisure 1.4%
	Marriott International, Inc., Class A	28,789	3,680,386
	McDonald's Corp.	26,274	4,139,206
	MGM Resorts International	116,430	3,652,409
	Starbucks Corp.	94,247	4,937,600
			16,409,601

	Household Durables 0.4%
	LGI Homes, Inc. (a)	77,175	3,989,176

	Household Products 0.2%
	Procter & Gamble Co.	33,856	2,738,273

	Industrial Conglomerates 0.8%
	Honeywell International, Inc.	53,500	8,541,275

	Insurance 4.8%
	American International Group, Inc.	240,904	13,300,310
	Chubb, Ltd.	65,253	9,117,149
	MetLife, Inc.	235,600	10,776,344
	Travelers Cos., Inc.	98,507	12,819,701
	W.R. Berkley Corp.	59,180	4,486,436
	Willis Towers Watson PLC	25,202	4,017,703
			54,517,643

	Internet & Direct Marketing Retail 0.9%
	Booking Holdings, Inc. (a)	1,800	3,651,696
	Ctrip.com International, Ltd., ADR (a)	40,336	1,659,827
	Qurate Retail, Inc. (a)	250,173	5,326,183
			10,637,706

	Internet Software & Services 5.1%
	Alibaba Group Holding, Ltd., Sponsored ADR (a)	9,419	1,763,519
¤	Alphabet, Inc. (a)
	Class A	10,175	12,486,963
	Class C	29,487	35,893,346
	eBay, Inc. (a)	131,379	4,394,628
	Tencent Holdings, Ltd., ADR	44,970	2,055,129
	VeriSign, Inc. (a)	14,500	2,105,835
			58,699,420

	IT Services 4.1%
	Automatic Data Processing, Inc.	32,095	4,332,504
	International Business Machines Corp.	38,339	5,556,471
¤	PayPal Holdings, Inc. (a)	234,507	19,262,405
	Sabre Corp.	144,188	3,549,909
	Visa, Inc., Class A	102,873	14,066,854
			46,768,143

	Machinery 0.9%
	Caterpillar, Inc.	21,000	3,019,800
	Ingersoll-Rand PLC	74,678	7,356,530
			10,376,330

	Media 8.1%
	Comcast Corp., Class A	351,761	12,586,008
	GCI Liberty, Inc., Class A (a)	28,095	1,351,650
	Liberty Broadband Corp. (a)
	Class A	17,897	1,419,948
	Class C	111,789	8,883,872
	Liberty Media Corp-Liberty Formula One, Class C (a)	67,900	2,393,475
¤	Liberty SiriusXM Group (a)
	Class A	177,540	8,369,236
	Class C	387,783	18,314,991
	Lions Gate Entertainment Corp., Class B	50,978	1,165,867
	Madison Square Garden Co., Class A (a)	41,500	12,955,470
	MSG Networks, Inc., Class A (a)	100,259	2,361,099
	Twenty-First Century Fox, Inc., Class A	349,499	15,727,455
	Walt Disney Co.	64,035	7,271,815
			92,800,886

	Metals & Mining 0.2%
	Reliance Steel & Aluminum Co.	22,473	2,027,065

	Multi-Utilities 0.3%
	WEC Energy Group, Inc.	57,315	3,803,997

	Multiline Retail 0.6%
	Dollar General Corp.	70,671	6,936,359

	Oil, Gas & Consumable Fuels 4.7%
	Anadarko Petroleum Corp.	123,069	9,002,497
	ConocoPhillips	56,469	4,075,368
	Enbridge, Inc.	162,000	5,739,660
	EOG Resources, Inc.	22,900	2,952,726
	Marathon Petroleum Corp.	129,516	10,468,778
	Occidental Petroleum Corp.	105,455	8,850,838
	Phillips 66	52,230	6,442,048
	Plains GP Holdings, L.P., Class A (a)	152,085	3,694,145
	Williams Cos., Inc.	86,341	2,568,645
			53,794,705

	Pharmaceuticals 3.7%
	Allergan PLC	102,229	18,819,336
	Johnson & Johnson	45,900	6,082,668
	Merck & Co., Inc.	79,215	5,217,892
	Pfizer, Inc.	313,448	12,515,979
			42,635,875

	Road & Rail 2.2%
	CSX Corp.	104,968	7,419,138
	Union Pacific Corp.	120,500	18,061,745
			25,480,883

	Semiconductors & Semiconductor Equipment 2.6%
	Applied Materials, Inc.	184,024	8,949,087
	Cypress Semiconductor Corp.	250,340	4,458,556
	Intel Corp.	34,720	1,670,032
	Marvell Technology Group, Ltd.	341,975	7,287,487
	Texas Instruments, Inc.	19,700	2,193,004
	Universal Display Corp.	57,663	5,552,947
			30,111,113

	Software 6.0%
¤	Microsoft Corp.	478,221	50,729,683
	Oracle Corp.	217,500	10,370,400
	PTC, Inc. (a)	78,859	7,247,931
			68,348,014

	Specialty Retail 3.3%
	CarMax, Inc. (a)	44,307	3,308,847
	Home Depot, Inc.	93,305	18,429,603
	Lowe's Cos., Inc.	104,462	10,377,255
	TJX Cos., Inc.	59,638	5,800,392
			37,916,097

	Technology Hardware, Storage & Peripherals 6.2%
¤	Apple, Inc.	371,658	70,722,801

	Textiles, Apparel & Luxury Goods 0.4%
	Hanesbrands, Inc.	214,859	4,782,761

	Tobacco 0.5%
	Philip Morris International, Inc.	59,180	5,107,234

	Total Common Stocks (Cost $667,400,154)		1,125,493,044

	Short-Term Investment 1.5%
	Affiliated Investment Company 1.5%
	MainStay U.S. Government Liquidity Fund, 1.75% (b)	17,195,678	17,195,678

	Total Short-Term Investment (Cost $17,195,678)		17,195,678

	Total Investments (Cost $684,595,832)	99.8%	1,142,688,722
	Other Assets, Less Liabilities	0.2	2,737,534

	Net Assets	100.0%	$1,145,426,256

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2018, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	Rate reported is the current yield as of July 31, 2018.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,125,493,044	$—	$—	$1,125,493,044
Short-Term Investment
Affiliated Investment Company	17,195,678	—	—	17,195,678
Total Investments in Securities	$1,142,688,722	$—	$—	$1,142,688,722

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay MacKay Tax Free Bond Fund

Portfolio of Investments July 31, 2018 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 100.5% †
	Municipal Bonds 100.5%
	Alabama 0.5%
	City of Birmingham AL, Unlimited General Obligation Series A 5.00%, due 3/1/43	$4,150,000	$4,536,116
	Houston County Health Care Authority, Southeast Alabama Medical, Revenue Bonds
	5.00%, due 10/1/25	1,000,000	1,115,740
	5.00%, due 10/1/30	3,700,000	4,028,560
	University of South Alabama, Revenue Bonds
	Insured: AGM 4.00%, due 11/1/35	2,000,000	2,078,280
	Insured: AGM 5.00%, due 11/1/29	1,110,000	1,282,483
	Insured: AGM 5.00%, due 11/1/30	2,000,000	2,302,860
			15,344,039

	Alaska 0.1%
	Alaska Industrial Development & Export Authority, FairBanks Community Hospital, Revenue Bonds 5.00%, due 4/1/32	3,550,000	3,826,261

	Arizona 1.3%
	Arizona Health Facilities Authority, Banner Health, Revenue Bonds Series C 1.50%, due 1/1/46 (a)	2,500,000	2,500,000
	Arizona Health Facilities Authority, Phoenix Children's Hospital, Revenue Bonds Series A 5.00%, due 2/1/42	1,000,000	1,051,660
	Industrial Development Authority of the City of Phoenix, Mayo Clinic, Revenue Bonds Series B 1.39%, due 11/15/52 (a)	11,570,000	11,570,000
	Salt River Project Agricultural Improvement & Power District, Electric System, Revenue Bonds
	Series A 5.00%, due 1/1/38	10,000,000	11,647,300
	Series A 5.00%, due 1/1/39	10,000,000	11,629,500
			38,398,460

	Arkansas 1.6%
	City of Fort Smith AR, Water & Sewer, Revenue Bonds
	Insured: BAM 5.00%, due 10/1/27	1,945,000	2,253,749
	Insured: BAM 5.00%, due 10/1/28	1,535,000	1,771,390
	Insured: BAM 5.00%, due 10/1/29	1,075,000	1,232,971
	Insured: BAM 5.00%, due 10/1/31	2,335,000	2,663,581
	County of Pulaski AR, Arkansas Children's Hospital, Revenue Bonds
	5.00%, due 3/1/34	2,000,000	2,263,620
	5.00%, due 3/1/35	1,550,000	1,750,771
	Pulaski County Special School District, Limited General Obligation 4.00%, due 2/1/48	15,500,000	15,868,125
	Springdale Public Facilities Board, Arkansas Children's Northwest, Revenue Bonds 5.00%, due 3/1/34	2,890,000	3,284,196
	Springdale School District No. 50, Limited General Obligation
	4.00%, due 6/1/36	2,500,000	2,614,650
	4.00%, due 6/1/40	11,000,000	11,390,830
	University of Arkansas, UALR Campus, Revenue Bonds
	5.00%, due 10/1/29	1,315,000	1,539,431
	5.00%, due 10/1/30	1,110,000	1,295,004
	5.00%, due 10/1/31	1,205,000	1,401,054
			49,329,372

	California 13.5%
	Anaheim Public Financing Authority, Public Improvements Project, Revenue Bonds
	Series C, Insured: AGM (zero coupon), due 9/1/31	11,990,000	7,412,937
	Series A-1, Insured: NATL-RE 4.75%, due 9/1/33	15,675,000	15,711,209
	Antelope Valley Community College District, Election 2016, Unlimited General Obligation Series A 4.50%, due 8/1/38	15,000,000	16,522,800
	California Educational Facilities Authority, Loma Linda University, Revenue Bonds Series A 5.00%, due 4/1/42	390,000	434,304
	California Educational Facilities Authority, Prerefunded - University of San Francisco, Revenue Bonds 6.125%, due 10/1/30	745,000	847,095
	California Educational Facilities Authority, Unrefunded - University of San Francisco, Revenue Bonds 6.125%, due 10/1/30	780,000	884,052
	California Health Facilities Financing Authority, Dignity Health, Revenue Bonds Series A 6.00%, due 7/1/34	3,000,000	3,128,190
	California Health Facilities Financing Authority, Providence St. Joseph Health, Revenue Bonds Series A 4.00%, due 10/1/35	1,230,000	1,281,291
	California Health Facilities Financing Authority, Sutter Health, Revenue Bonds Series A 5.00%, due 11/15/41	5,000,000	5,649,900
	California Municipal Finance Authority, Southern California Institute of Architecture Project, Revenue Bonds
	5.00%, due 12/1/22	390,000	435,029
	5.00%, due 12/1/23	405,000	458,683
	5.00%, due 12/1/24	425,000	487,105
	5.00%, due 12/1/25	450,000	520,668
	5.00%, due 12/1/26	470,000	547,856
	5.00%, due 12/1/27	495,000	579,427
	5.00%, due 12/1/28	520,000	604,994
	California School Facilities Financing Authority, Azusa Unified School District, Revenue Bonds Insured: AGM (zero coupon), due 8/1/49	16,000,000	3,608,480
	California State Educational Facilities Authority, Sutter Health, Revenue Bonds Series A 5.00%, due 11/15/34	5,000,000	5,734,450
	California State Public Works Board, Various Capital Project, Revenue Bonds
	Series G-1 5.75%, due 10/1/30	1,400,000	1,471,708
	Series I-1 6.625%, due 11/1/34	170,000	170,328
	California Statewide Communities Development Authority, Aspire Public Schools, Revenue Bonds 6.375%, due 7/1/45	780,000	796,700
	California Statewide Communities Development Authority, Cottage Health Obligation Group, Revenue Bonds 5.25%, due 11/1/30	1,475,000	1,578,427
	City of Escondido CA, Unlimited General Obligation 5.00%, due 9/1/36	5,000,000	5,757,400
	City of Long Beach CA, Airport System, Revenue Bonds Series A 5.00%, due 6/1/30	5,000,000	5,292,300
	City of Los Angeles, Department of Airports, Revenue Bonds (b)
	Series C 5.00%, due 5/15/27	6,990,000	8,249,598
	Series C 5.00%, due 5/15/28	2,500,000	2,978,925
	Series C 5.00%, due 5/15/29	2,500,000	2,941,725
	City of Richmond CA, Wastewater Revenue, Revenue Bonds Series A 5.25%, due 8/1/47	10,000,000	11,719,700
	Coachella Valley Unified School District, Election 2005, Unlimited General Obligation Series F, Insured: BAM 5.00%, due 8/1/46	12,385,000	13,937,707
	Coast Community College District, Election 2012, Unlimited General Obligation Series D 4.50%, due 8/1/39	24,500,000	26,993,120
	Colton Joint Unified School District, Unlimited General Obligation Series B, Insured: BAM 4.00%, due 8/1/30	3,495,000	3,767,645
	Etiwanda School District, Election 2016, Unlimited General Obligation Series A 5.00%, due 8/1/46	5,725,000	6,592,108
	Firebaugh-Las Deltas Unified School District, Election 2016, Unlimited General Obligation Series A, Insured: AGM 5.25%, due 8/1/41	3,000,000	3,523,620
	Fontana Public Finance Authority, Revenue Bonds Series A, Insured: BAM 5.00%, due 9/1/32	2,640,000	2,942,280
	Fontana Unified School District, Unlimited General Obligation
	Series C (zero coupon), due 8/1/35	14,800,000	6,685,012
	Series C (zero coupon), due 8/1/36	15,500,000	6,495,895
	Fresno Unified School District, Election 2001, Unlimited General Obligation
	Series G (zero coupon), due 8/1/32	6,000,000	2,672,760
	Series G (zero coupon), due 8/1/33	10,000,000	4,135,100
	Series G (zero coupon), due 8/1/41	23,485,000	5,538,702
	Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds Series A, Insured: AGM 5.00%, due 6/1/40	5,410,000	6,116,384
	Golden State Tobacco Securitization Corp., Revenue Bonds Series A-1 5.00%, due 6/1/31	15,000,000	17,261,250
	Irvine Ranch Water District, Improvement District Construction, Special Assessment Series B 1.18%, due 10/1/41 (a)	3,550,000	3,550,000
	Lennox School District, Election 2016, Unlimited General Obligation Insured: AGM 5.25%, due 8/1/42	5,000,000	5,826,100
	Live Oak Elementary School District, Certificates of Participation Insured: AGM 5.00%, due 8/1/39	3,205,000	3,597,196
	Oakland Unified School District, Alameda County, Unlimited General Obligation
	Insured: AGM 5.00%, due 8/1/27	1,160,000	1,368,754
	Insured: AGM 5.00%, due 8/1/28	1,755,000	2,063,371
	Insured: AGM 5.00%, due 8/1/29	2,535,000	2,969,676
	Oceanside Unified School District, Unrefunded Election 2008, Unlimited General Obligation Series B, Insured: AGM (zero coupon), due 8/1/49	560,000	72,817
	Paramount Unified School District, Unlimited General Obligation Insured: BAM (zero coupon), due 8/1/43	25,000,000	5,684,750
	Pomona Unified School District, Election 2008, Unlimited General Obligation Series E, Insured: AGM 5.00%, due 8/1/30	3,285,000	3,611,332
	Riverside County Redevelopment Successor Agency, Jurupa Valley Project, Tax Allocation
	Series B, Insured: BAM 5.00%, due 10/1/28	2,510,000	2,906,680
	Series B, Insured: BAM 5.00%, due 10/1/29	875,000	1,010,188
	Series B, Insured: BAM 5.00%, due 10/1/30	2,645,000	3,040,613
	Riverside County Transportation Commission, Limited Tax, Revenue Bonds Series B 5.00%, due 6/1/35	23,920,000	28,149,534
	San Bernardino City Unified School District, Election 2012, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 8/1/30	1,000,000	1,127,780
	San Diego Association of Governments, South Bay Expressway, Senior Lien, Revenue Bonds
	Series A 5.00%, due 7/1/30	2,475,000	2,944,829
	Series A 5.00%, due 7/1/32	1,800,000	2,124,432
	Series A 5.00%, due 7/1/38	1,150,000	1,331,620
	San Diego Public Facilities Financing Authority, Capital Improvement Projects, Revenue Bonds Series A 5.00%, due 10/15/44	3,000,000	3,406,740
	San Jose Redevelopment Agency Successor Agency, Tax Allocation Series A 5.00%, due 8/1/34	20,000,000	23,512,800
	San Marcos School Financing Authority, Revenue Bonds
	Insured: AGM 5.00%, due 8/15/33	500,000	584,235
	Insured: AGM 5.00%, due 8/15/34	1,000,000	1,165,010
	Insured: AGM 5.00%, due 8/15/35	1,000,000	1,161,560
	Insured: AGM 5.00%, due 8/15/36	1,100,000	1,273,932
	San Mateo Union High School District, Election 2010, Unlimited General Obligation (zero coupon), due 9/1/41	6,500,000	5,596,825
	Santa Clara County Financing Authority, Revenue Bonds Series Q 4.00%, due 5/15/33	5,000,000	5,295,300
	Santa Clara Valley Transportation Authority, Revenue Bonds Series A 5.00%, due 4/1/35	3,900,000	4,448,691
	Simi Valley Unified School District, Election 2016, Unlimited General Obligation
	Series A 5.00%, due 8/1/38	1,000,000	1,165,260
	Series A 5.00%, due 8/1/39	1,000,000	1,161,820
	Series A 5.00%, due 8/1/40	1,195,000	1,385,304
	Solano County Conmunity College District, Election 2012, Unlimited General Obligation Series C 5.25%, due 8/1/42	16,460,000	19,375,560
	Southern California Public Power Authority, Apex Power Project, Revenue Bonds Series A 5.00%, due 7/1/33	4,500,000	5,144,040
	Southwestern Community College District, Election 2008, Unlimited General Obligation Series C (zero coupon), due 8/1/46	13,000,000	3,997,240
	State of California, Unlimited General Obligation
	5.00%, due 8/1/35	22,000,000	25,864,080
	5.25%, due 10/1/39	5,635,000	6,581,060
	6.00%, due 11/1/35	2,500,000	2,637,475
	6.25%, due 11/1/34	4,000,000	4,232,760
	Tahoe-Truckee Unified School District, Unlimited General Obligation Series B 5.00%, due 8/1/41	2,200,000	2,504,084
	Twin Rivers Unified School District, Unrefunded Election 2006, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/32	5,120,000	3,111,526
	University of California, Revenue Bonds Series AV 5.00%, due 5/15/42	1,725,000	1,989,650
	Westminster School District, Election 2008, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/48	13,900,000	2,190,640
			411,632,128

	Colorado 2.4%
	City of Colorado Springs CO, Utilities System, Revenue Bonds
	Series A-2 4.00%, due 11/15/32	530,000	571,234
	Series A-4 4.00%, due 11/15/32	855,000	921,519
	Series A-2 4.00%, due 11/15/33	600,000	643,944
	Series A-4 4.00%, due 11/15/33	700,000	751,268
	Series A-2 4.00%, due 11/15/34	430,000	459,932
	Series A-4 4.00%, due 11/15/34	900,000	962,649
	Series A-2 4.00%, due 11/15/35	385,000	408,674
	Series A-4 4.00%, due 11/15/35	740,000	785,503
	Colorado Health Facilities Authority, Evangelical Lutheran Good Samaritan, Revenue Bonds 5.625%, due 6/1/43	1,180,000	1,297,646
	Colorado State Board of Governors University Enterprise System, Revenue Bonds Series C 5.00%, due 3/1/43	15,000,000	17,185,650
	Colorado State Housing & Finance Authority, Revenue Bonds Series C 4.25%, due 11/1/48	6,060,000	6,479,170
	Denver Convention Center Hotel Authority, Revenue Bonds
	5.00%, due 12/1/30	1,305,000	1,471,883
	5.00%, due 12/1/31	1,395,000	1,570,630
	5.00%, due 12/1/32	2,500,000	2,812,150
	5.00%, due 12/1/36	1,000,000	1,102,970
	Rampart Range Metropolitan District No. 1, Revenue Bonds Insured: AGM 5.00%, due 12/1/42	13,205,000	14,847,834
	Regional Transportation District, Certificates of Participation Series A 4.50%, due 6/1/44	19,920,000	20,978,549
	Vista Ridge Metropolitan District, Unlimited General Obligation Series A, Insured: BAM 5.00%, due 12/1/31	1,250,000	1,396,863
			74,648,068
	Connecticut 2.3%
	City of Hartford CT, Unlimited General Obligation
	Series A 5.00%, due 4/1/28	2,500,000	2,652,525
	Series C, Insured: AGM 5.00%, due 7/15/32	7,470,000	8,199,595
	Series C, Insured: AGM 5.00%, due 7/15/34	2,500,000	2,729,625
	City of Hartford CT, Unrefunded, Unlimited General Obligation
	Series A 5.00%, due 4/1/29	895,000	947,697
	Series A, Insured: AGM 5.00%, due 4/1/32	195,000	205,585
	Connecticut State Health & Educational Facility Authority, Quinnipiac University, Revenue Bonds Series L 5.00%, due 7/1/32	10,425,000	11,669,536
	Connecticut State Housing Finance Authority, Revenue Bonds Subseries C-1 4.00%, due 11/15/45	6,000,000	6,341,040
	State of Connecticut Special Tax, Transportation Infrastructure, Revenue Bonds
	Series A 5.00%, due 9/1/30	5,000,000	5,516,850
	Series A, Insured: BAM 5.00%, due 9/1/31	14,470,000	16,421,569
	Series A 5.00%, due 9/1/33	13,000,000	14,429,480
			69,113,502

	District of Columbia 1.0%
	District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds
	5.00%, due 6/1/32	1,125,000	1,198,260
	5.00%, due 6/1/42	5,500,000	5,794,690
	District of Columbia, Gallery Place Project, Tax Allocation 5.00%, due 6/1/27	525,000	564,659
	District of Columbia, KIPP Charter School, Revenue Bonds
	6.00%, due 7/1/43	1,000,000	1,184,760
	6.00%, due 7/1/48	1,575,000	1,865,997
	Metropolitan Washington Airports Authority Dulles Toll Road, Revenue Bonds
	Series C, Insured: AGC 6.50%, due 10/1/41	8,000,000	10,073,200
	Series B (zero coupon), due 10/1/44	7,140,000	9,038,026
			29,719,592

	Florida 1.3%
	City of Miami Beach FL Parking, Revenue Bonds
	Insured: BAM 5.00%, due 9/1/35	1,990,000	2,251,625
	Insured: BAM 5.00%, due 9/1/40	2,500,000	2,789,725
	City of Orlando FL, Unrefunded Third Lien, Tourist Development Tax, Revenue Bonds Insured: AGC 5.50%, due 11/1/38	4,375,000	4,388,081
	County of Miami-Dade FL Aviation, Miami International Airport, Revenue Bonds Insured: AGM 5.25%, due 10/1/41 (b)	210,000	211,163
	County of Miami-Dade FL Aviation, Revenue Bonds 5.00%, due 10/1/31	750,000	869,648
	County of Miami-Dade Florida Water & Sewer System, Revenue Bonds
	Series A 4.00%, due 10/1/44	9,500,000	9,764,100
	Series B 5.00%, due 10/1/31	10,000,000	11,439,600
	Florida Housing Finance Corp., Revenue Bonds Insured:GNMA/FNMA/FHLMC 4.00%, due 7/1/49	2,750,000	2,917,420
	JEA Electric System, Revenue Bonds Series B 4.00%, due 10/1/36	4,500,000	4,700,070
	Orange County Health Facilities Authority, Presbyterian Retirement Communities, Revenue Bonds 5.00%, due 8/1/31	1,500,000	1,653,330
			40,984,762

	Georgia 0.1%
	Dalton GA, Board of Water Light & Sinking Fund Commissioners, Revenue Bonds 5.00%, due 3/1/30	2,055,000	2,406,220

	Guam 1.4%
	Antonio B Won Pat International Airport Authority, Revenue Bonds Series C, Insured: AGM 6.125%, due 10/1/43 (b)	5,000,000	5,729,200
	Guam Government, Waterworks Authority, Revenue Bonds
	5.00%, due 7/1/36	1,750,000	1,924,580
	5.00%, due 1/1/46	2,500,000	2,727,750
	Guam Power Authority, Revenue Bonds
	Series A, Insured: AGM 5.00%, due 10/1/30	5,610,000	6,002,756
	Series A, Insured: AGM 5.00%, due 10/1/44	655,000	714,710
	Territory of Guam, Revenue Bonds
	Series D 5.00%, due 11/15/35	8,350,000	9,080,041
	Series A 5.125%, due 1/1/42	3,085,000	3,226,694
	Series A 5.25%, due 1/1/36	2,000,000	2,101,580
	Series A 6.50%, due 11/1/40	2,700,000	2,967,516
	Territory of Guam, Section 30, Revenue Bonds
	Series A 5.00%, due 12/1/27	2,265,000	2,543,527
	Series A 5.00%, due 12/1/32	1,250,000	1,374,650
	Series A 5.00%, due 12/1/34	2,290,000	2,504,550
	Series A 5.00%, due 12/1/36	1,000,000	1,088,450
			41,986,004

	Hawaii 0.1%
	State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Revenue Bonds 6.50%, due 7/1/39	3,000,000	3,118,800

	Illinois 12.9%
	Carol Stream Park District, Unlimited General Obligation Insured: BAM 5.00%, due 1/1/37	3,985,000	4,421,676
	Chicago Board of Education, School Reform, Unlimited General Obligation Series A, Insured: NATL-RE (zero coupon), due 12/1/26	19,995,000	14,073,881
	Chicago Board of Education, Special Tax 6.00%, due 4/1/46	19,485,000	22,803,490
	Chicago Board of Education, Unlimited General Obligation
	Series A, Insured: AGM 5.00%, due 12/1/27	8,250,000	9,297,420
	Series C, Insured: AGM 5.00%, due 12/1/32	16,000,000	16,160,000
	Series A, Insured: AGM 5.50%, due 12/1/39	11,455,000	12,344,481
	Chicago O'Hare International Airport, Prerefunded Third Lien, Revenue Bonds Series A 5.625%, due 1/1/35	1,815,000	1,978,241
	Chicago O'Hare International Airport, Unrefunded Third Lien, Revenue Bonds Series A 5.625%, due 1/1/35	435,000	469,722
	Chicago Park District, Limited General Obligation
	Series A 5.00%, due 1/1/28	1,000,000	1,131,330
	Series A 5.00%, due 1/1/29	750,000	841,080
	Series A 5.00%, due 1/1/31	1,000,000	1,107,500
	Series A 5.00%, due 1/1/35	2,000,000	2,179,360
	Chicago Transit Authority, Second Lien, Revenue Bonds 5.00%, due 12/1/46	10,000,000	10,753,400
	City of Chicago IL Motor Fuel Tax, Revenue Bonds Insured: AGM 5.00%, due 1/1/33	4,725,000	5,028,487
	City of Chicago IL, Unlimited General Obligation
	Series A, Insured: AGM 5.00%, due 1/1/26	10,000,000	10,364,800
	Series A 6.00%, due 1/1/38	20,000,000	22,574,000
	Series A, Insured: BAM 6.00%, due 1/1/38	6,000,000	7,089,660
¤	City of Chicago IL, Wastewater Transmission, Revenue Bonds
	5.00%, due 1/1/28	1,000,000	1,096,610
	Series B, Insured: AGM 5.00%, due 1/1/30	7,585,000	8,590,923
	5.00%, due 1/1/33	2,000,000	2,150,820
	5.00%, due 1/1/39	8,420,000	9,012,010
	5.00%, due 1/1/44	14,840,000	15,793,173
	Series A 5.00%, due 1/1/47	7,675,000	8,263,979
	Series A, Insured: AGM 5.25%, due 1/1/42	4,000,000	4,484,560
	City of Chicago IL, Wastewater, Revenue Bonds
	5.00%, due 11/1/27	1,000,000	1,107,710
	Series 2017-2, Insured: AGM 5.00%, due 11/1/28	2,000,000	2,293,000
	5.00%, due 11/1/29	1,700,000	1,871,938
	Series 2017-2, Insured: AGM 5.00%, due 11/1/30	3,000,000	3,406,020
	Series 2017-2, Insured: AGM 5.00%, due 11/1/32	5,000,000	5,642,650
	Series 2017-2, Insured: AGM 5.00%, due 11/1/33	10,000,000	11,226,200
	Insured: AGM 5.25%, due 11/1/33	4,535,000	5,215,114
	Insured: AGM 5.25%, due 11/1/34	1,785,000	2,046,574
	Insured: AGM 5.25%, due 11/1/35	3,025,000	3,457,938
	City of Country Club Hills IL, Unlimited General Obligation Insured: BAM 4.50%, due 12/1/31	455,000	478,287
	Cook County Community College District No. 508, City College of Chicago, Unlimited General Obligation Insured: BAM 5.50%, due 12/1/38	5,000,000	5,454,250
	Cook County Community High School District No. 212 Leyden, Revenue Bonds
	Series C, Insured: BAM 5.00%, due 12/1/30	3,370,000	3,737,397
	Series C, Insured: BAM 5.00%, due 12/1/31	2,610,000	2,891,384
	Illinois Finance Authority, Memorial Health System, Revenue Bonds 1.48%, due 10/1/22 (a)	1,715,000	1,715,000
	Illinois Finance Authority, Rehab Institute of Chicago, Revenue Bonds Series A 6.00%, due 7/1/43	9,600,000	10,628,832
	Illinois Sports Facilities Authority, Revenue Bonds Insured: AGM 5.25%, due 6/15/31	5,000,000	5,468,750
	Madison County Community Unit School, District No. 7 Edwardsville, Unlimited General Obligation
	Insured: BAM 4.00%, due 12/1/18	1,240,000	1,249,325
	Insured: BAM 4.00%, due 12/1/19	2,475,000	2,544,572
	Insured: BAM 4.00%, due 12/1/20	2,085,000	2,165,418
	Metropolitan Pier & Exposition Authority, Capital Appreciation, Revenue Bonds Series A, Insured: AGM (zero coupon), due 6/15/30	14,250,000	8,833,290
	Metropolitan Pier & Exposition Authority, Capital Appreciation-McCormick, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 6/15/36	58,750,000	25,929,312
	Public Building Commission of Chicago, Chicago Transit Authority, Revenue Bonds Insured: AMBAC 5.25%, due 3/1/29	580,000	649,467
	Rock Island County, Public Building Commission, Revenue Bonds
	Insured: AGM 5.00%, due 12/1/31	500,000	559,515
	Insured: AGM 5.00%, due 12/1/36	2,645,000	2,915,345
	Southern Illinois University, Housing & Auxiliary Facilities System, Revenue Bonds
	Series B, Insured: BAM 5.00%, due 4/1/26	1,175,000	1,321,229
	Series B, Insured: BAM 5.00%, due 4/1/29	1,620,000	1,788,561
	Series B, Insured: BAM 5.00%, due 4/1/30	1,000,000	1,099,020
¤	State of Illinois, Unlimited General Obligation
	Insured: BAM 4.00%, due 6/1/41	12,600,000	12,734,694
	Insured: AGM 5.00%, due 1/1/19	9,000,000	9,117,270
	Series B 5.00%, due 11/1/19	30,000,000	30,970,500
	United City of Yorkville, Special Tax Insured: AGM 5.00%, due 3/1/32	3,780,000	4,183,742
	Village of Bellwood IL, Unlimited General Obligation Insured: AGM 5.00%, due 12/1/29	1,500,000	1,677,195
	Village of Crestwood IL, Alternative Revenue Source, Unlimited General Obligation
	Series B, Insured: BAM 5.00%, due 12/15/29	750,000	825,413
	Series B, Insured: BAM 5.00%, due 12/15/30	850,000	935,468
	Series B, Insured: BAM 5.00%, due 12/15/31	955,000	1,049,039
	Village of Oswego IL, Unlimited General Obligation 5.00%, due 12/15/33	7,670,000	8,688,039
	Village of Rosemont IL, Corporate Purpose Bond, Unlimited General Obligation
	Series A, Insured: AGM 5.00%, due 12/1/40	8,090,000	8,831,610
	Series A, Insured: AGM 5.00%, due 12/1/46	5,335,000	5,800,159
			392,519,830

	Indiana 0.7%
	Indiana Finance Authority, Educational Facilities-Butler University, Revenue Bonds
	Series B 5.00%, due 2/1/24	2,100,000	2,279,172
	Series A 5.00%, due 2/1/25	2,215,000	2,400,883
	Series B 5.00%, due 2/1/25	2,210,000	2,395,463
	Series B 5.00%, due 2/1/26	2,320,000	2,513,071
	Indiana Finance Authority, Sisters of St. Francis, Health Services, Revenue Bonds Series I 1.50%, due 11/1/37 (a)	10,000,000	10,000,000
	Indianapolis Local Public Improvement Bond Bank, Unrefunded-Waterworks Project, Revenue Bonds Series A, Insured: AGC 5.50%, due 1/1/38	885,000	899,390
			20,487,979

	Iowa 0.1%
	City of Coralville IA, Certificates of Participation
	Series E 4.00%, due 6/1/21	545,000	573,607
	Series E 4.00%, due 6/1/22	1,405,000	1,488,359
	Series E 4.00%, due 6/1/23	1,320,000	1,405,813
			3,467,779

	Kansas 0.7%
	City of Hutchinson KS, Hutchinson Regional Medical Center, Inc., Revenue Bonds
	5.00%, due 12/1/26	565,000	624,466
	5.00%, due 12/1/28	410,000	448,507
	5.00%, due 12/1/30	500,000	542,105
	5.00%, due 12/1/36	1,150,000	1,225,693
	Kansas Development Finance Authority, KU Health System, Revenue Bonds Series J 1.48%, due 3/1/41 (a)	3,400,000	3,400,000
	Sedgwick County Unified School District No. 266 Maize, Unlimited General Obligation 5.00%, due 9/1/24	3,000,000	3,462,660
	University of Kansas Hospital Authority, KU Health System, Revenue Bonds
	5.00%, due 9/1/33	2,500,000	2,813,375
	5.00%, due 9/1/34	5,000,000	5,606,400
	5.00%, due 9/1/35	2,800,000	3,128,272
			21,251,478

	Kentucky 0.1%
	City of Ashland KY, King's Daughters Medical Center Project, Revenue Bonds
	Series A 4.00%, due 2/1/21	1,070,000	1,103,116
	Series A 5.00%, due 2/1/23	1,525,000	1,659,795
			2,762,911

	Louisiana 0.6%
	City of Shreveport LA, Unlimited General Obligation
	Insured: BAM 5.00%, due 8/1/28	2,285,000	2,633,280
	Insured: BAM 5.00%, due 8/1/30	5,355,000	6,076,532
	Louisiana Local Government Environmental Facilities & Community Development Authority, McNeese State University Student Parking Co., Revenue Bonds
	Insured: AGM 4.00%, due 3/1/22	335,000	356,480
	Insured: AGM 4.00%, due 3/1/23	350,000	370,580
	Louisiana Public Facilities Authority, Loyola University, Revenue Bonds 5.25%, due 10/1/30	2,930,000	3,241,371
	Louisiana Public Facilities Authority, Unrefunded-Ochsner Clinic Foundation Project, Revenue Bonds 5.00%, due 5/15/34	2,010,000	2,234,095
	Louisiana Stadium & Exposition District, Revenue Bonds Series A 5.00%, due 7/1/30	1,485,000	1,660,735
	Terrebonne Parish LA, Sales & Use Tax, Morganza Levee Project, Revenue Bonds
	Series B, Insured: AGM (zero coupon), due 4/1/35	1,155,000	600,889
	Series B, Insured: AGM (zero coupon), due 4/1/36	1,520,000	755,121
	Series B, Insured: AGM (zero coupon), due 4/1/38	1,000,000	454,560
			18,383,643

	Maryland 1.0%
	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Revenue Bonds 5.00%, due 7/1/39	3,600,000	3,904,128
	Maryland Stadium Authority, Construction & Revitalization, Revenue Bonds Series A 5.00%, due 5/1/42	24,645,000	28,288,763
			32,192,891

	Massachusetts 1.0%
	Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds
	5.00%, due 10/1/30	1,200,000	1,339,440
	5.00%, due 10/1/31	1,200,000	1,334,916
	5.00%, due 10/1/32	1,240,000	1,373,821
	5.00%, due 10/1/33	1,500,000	1,656,270
	5.00%, due 10/1/34	2,170,000	2,387,976
	Massachusetts Development Finance Agency, WGBH Educational Foundation, Revenue Bonds 4.00%, due 1/1/33	1,000,000	1,054,800
	Massachusetts Educational Financing Authority, Revenue Bonds
	Series B 5.70%, due 1/1/31 (b)	1,315,000	1,361,906
	Series I 6.00%, due 1/1/28	1,235,000	1,276,496
	Massachusetts Health & Educational Facilities Authority, Harvard University, Revenue Bonds Series B 1.45%, due 11/1/49 (a)	12,550,000	12,550,000
	Massachusetts State Development Finance Agency, Prerefunded-Suffolk University, Revenue Bonds Series A 6.00%, due 7/1/24	1,285,000	1,337,634
	Massachusetts State Development Finance Agency, Unrefunded-Suffolk University, Revenue Bonds
	Series A 6.00%, due 7/1/24	715,000	739,496
	Series A 6.25%, due 7/1/30	2,150,000	2,219,961
	Metropolitan Boston Transit Parking Corp., Revenue Bonds 5.25%, due 7/1/36	2,000,000	2,168,860
			30,801,576

	Michigan 2.9%
	City of Detroit MI, Sewage Disposal System, Senior Lien, Revenue Bonds
	Series A, Insured: NATL-RE 5.25%, due 7/1/20	2,000,000	2,006,340
	Series C-1, Insured: AGM 7.00%, due 7/1/27	5,000,000	5,246,700
	Detroit City School District, Improvement School Building & Site, Unlimited General Obligation
	Series A, Insured: Q-SBLF 5.00%, due 5/1/26	750,000	823,125
	Series A, Insured: Q-SBLF 5.00%, due 5/1/27	7,500,000	8,208,675
	Series A, Insured: Q-SBLF 5.00%, due 5/1/29	3,620,000	3,951,158
	Series A, Insured: Q-SBLF 5.00%, due 5/1/33	4,535,000	4,917,663
	Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds Senior Lien-Series A 5.25%, due 7/1/39	14,150,000	15,387,983
	Great Lakes Water Authority, Water Supply System, Revenue Bonds
	Senior Lien-Series A 5.25%, due 7/1/41	5,000,000	5,378,150
	Senior Lien-Series A 5.75%, due 7/1/37	5,550,000	6,086,519
	Lincoln Consolidated School District, Unlimited General Obligation
	Series A, Insured: AGM 5.00%, due 5/1/28	2,030,000	2,352,811
	Series A, Insured: AGM 5.00%, due 5/1/30	1,455,000	1,671,024
	Series A, Insured: AGM 5.00%, due 5/1/40	1,500,000	1,671,915
	Livonia Public School District, Unlimited General Obligation Insured: AGM 5.00%, due 5/1/40	4,365,000	4,843,229
	Michigan Finance Authority, Great Lakes Water, Revenue Bonds
	Series C-7, Insured: NATL-RE 5.00%, due 7/1/32	2,500,000	2,740,650
	Series C-3, Insured: AGM 5.00%, due 7/1/33	3,000,000	3,329,730
	Series C-1 5.00%, due 7/1/44	2,500,000	2,690,950
	Michigan Finance Authority, Local Government Loan Program, Revenue Bonds
	Series D2, Insured: AGM 5.00%, due 7/1/28	500,000	561,005
	Series D-1 5.00%, due 7/1/33	500,000	553,125
	Series D-1 5.00%, due 7/1/34	500,000	551,825
	Series D1, Insured: AGM 5.00%, due 7/1/35	2,000,000	2,210,660
	Series D6, Insured: NATL-RE 5.00%, due 7/1/36	7,400,000	8,041,654
	Saginaw City School District, Unlimited General Obligation
	Insured: Q-SBLF 5.00%, due 5/1/29	260,000	291,496
	Insured: Q-SBLF 5.00%, due 5/1/30	350,000	391,125
	Insured: Q-SBLF 5.00%, due 5/1/31	750,000	835,410
	Insured: Q-SBLF 5.00%, due 5/1/34	250,000	275,240
	Insured: Q-SBLF 5.00%, due 5/1/35	350,000	383,597
	Insured: Q-SBLF 5.00%, due 5/1/36	425,000	464,593
	Wayne County Michigan, Capital Improvement, Limited General Obligation Series A, Insured: AGM 5.00%, due 2/1/38	2,500,000	2,506,475
			88,372,827

	Minnesota 0.6%
	City of Minneapolis MN/St. Paul Housing & Redevelopment Authority, Allina Health Systems, Revenue Bonds Series B-1 1.51%, due 11/15/35 (a)	4,865,000	4,865,000
	City of Minneapolis MN/St. Paul Housing & Redevelopment Authority, Children's Health Care, Revenue Bonds Series A-II, Insured: AGM 1.48%, due 8/15/37 (a)	11,425,000	11,425,000
	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Fairview Health Services, Revenue Bonds 4.00%, due 11/15/37	1,000,000	1,030,500
			17,320,500

	Mississippi 0.1%
	Mississippi Development Bank, Hinds County School District Project, Revenue Bonds 5.00%, due 3/1/43	1,510,000	1,728,678

	Missouri 0.8%
	City of Kansas MO, Improvement Downtown Arena Project, Revenue Bonds Series E 5.00%, due 4/1/40	10,055,000	11,132,997
	Health & Educational Facilities Authority of the State of Missouri, SSM Health Care, Revenue Bonds Series A 5.00%, due 6/1/30	4,000,000	4,465,640
	Health & Educational Facilities Authority of the State of Missouri, St. Lukes Health System, Inc., Revenue Bonds 5.00%, due 11/15/30	5,000,000	5,682,100
	Joplin Industrial Development Authority, Freeman Health System, Revenue Bonds 5.00%, due 2/15/35	605,000	649,044
	Missouri Housing Development Commission Mortgage Revenue, Homeownership Loan Program, Revenue Bonds Series A, Insured: GNMA/FNMA/FHLMC 4.25%, due 5/1/49	3,300,000	3,531,660
			25,461,441

	Montana 1.0%
	Missoula County Elementary School District No. 1 School Building, Unlimited General Obligation
	4.00%, due 7/1/30	495,000	537,085
	4.00%, due 7/1/31	345,000	372,924
	4.00%, due 7/1/32	590,000	635,359
	4.00%, due 7/1/33	555,000	595,421
	Missoula High School District No. 1 School Building, Unlimited General Obligation
	4.00%, due 7/1/30	585,000	634,737
	4.00%, due 7/1/31	335,000	360,755
	4.00%, due 7/1/33	350,000	374,080
	4.00%, due 7/1/34	370,000	394,268
	4.00%, due 7/1/35	515,000	547,131
	Montana Board of Housing, Revenue Bonds
	Series B 3.40%, due 12/1/33	1,645,000	1,629,438
	Series B 3.60%, due 6/1/37	2,125,000	2,093,486
	Series B 4.00%, due 12/1/43	1,775,000	1,873,796
	Montana Facilities Finance Authority, Revenue Bonds
	5.00%, due 2/15/30	1,790,000	2,028,983
	5.00%, due 2/15/31	1,500,000	1,691,910
	5.00%, due 2/15/32	775,000	871,085
	5.00%, due 2/15/33	1,320,000	1,479,482
	5.00%, due 2/15/34	1,200,000	1,342,152
	Yellowstone County K-12, School District No 26 Lockwood, Unlimited General Obligaton
	5.00%, due 7/1/29	2,260,000	2,685,626
	5.00%, due 7/1/30	2,500,000	2,958,925
	5.00%, due 7/1/31	3,015,000	3,554,203
	5.00%, due 7/1/32	3,300,000	3,874,662
			30,535,508

	Nebraska 2.1%
¤	Central Plains Energy, Project No. 3, Revenue Bonds
	5.00%, due 9/1/32	5,190,000	5,679,728
	5.00%, due 9/1/42	13,960,000	15,277,266
	Series A 5.00%, due 9/1/42	20,000,000	23,799,200
	5.25%, due 9/1/37	15,535,000	17,150,485
	Douglas County Hospital Authority No. 2, Children's Hospital, Revenue Bonds Series A 1.48%, due 8/15/32 (a)	700,000	700,000
	Hospital Authority No 1 of Lancaster County, Bryan Health Medical Center, Revenue Bonds Series B-1 1.48%, due 6/1/31 (a)	1,700,000	1,700,000
			64,306,679

	New Hampshire 0.2%
	City of Manchester NH, General Airport, Revenue Bonds Series A, Insured: AGM 5.00%, due 1/1/26	1,800,000	1,949,400
	New Hampshire Health & Education Facilities Authority, Southern University, Revenue Bonds
	5.00%, due 1/1/31	905,000	1,029,646
	5.00%, due 1/1/32	950,000	1,076,787
	5.00%, due 1/1/33	1,000,000	1,129,200
	5.00%, due 1/1/34	1,050,000	1,181,953
	5.00%, due 1/1/35	600,000	673,710
			7,040,696

	New Jersey 5.2%
	Atlantic County Improvement Authority, Stockton University-Atlantic City, Revenue Bonds
	Series A, Insured: AGM 5.00%, due 7/1/31	2,670,000	3,031,545
	Series A, Insured: AGM 5.00%, due 7/1/32	1,305,000	1,476,816
	Series A, Insured: AGM 5.00%, due 7/1/33	1,395,000	1,573,448
	Series A, Insured: AGM 5.00%, due 7/1/34	1,855,000	2,086,764
	City of Atlantic City NJ, Unlimited General Obligation
	Series B, Insured: AGM 4.00%, due 3/1/42	6,370,000	6,490,457
	Series B, Insured: AGM 5.00%, due 3/1/32	4,500,000	5,056,785
	Series A, Insured: BAM 5.00%, due 3/1/42	1,250,000	1,375,250
	New Brunswick Parking Authority, Revenue Bonds
	Series A, Insured: BAM 5.00%, due 9/1/28	5,880,000	6,791,165
	Series A, Insured: BAM 5.00%, due 9/1/29	2,370,000	2,726,187
	Series A, Insured: BAM 5.00%, due 9/1/30	4,605,000	5,279,218
	Series A, Insured: BAM 5.00%, due 9/1/31	6,780,000	7,751,710
	New Jersey Building Authority, Unrefunded, Revenue Bonds
	Series A, Insured: BAM 5.00%, due 6/15/25	2,015,000	2,280,799
	Series A, Insured: BAM 5.00%, due 6/15/28	1,805,000	2,040,101
	New Jersey Economic Development Authority, Revenue Bonds
	5.00%, due 1/1/28 (b)	1,000,000	1,099,230
	Series A, Insured: BAM 5.00%, due 7/1/28	2,000,000	2,282,220
	5.50%, due 1/1/26 (b)	1,000,000	1,135,270
	New Jersey Educational Facilities Authority, Stockton University, Revenue Bonds
	Series A, Insured: BAM 5.00%, due 7/1/29	2,500,000	2,823,525
	Series A, Insured: BAM 5.00%, due 7/1/30	5,000,000	5,624,700
	Series A, Insured: BAM 5.00%, due 7/1/31	3,000,000	3,361,470
	New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health, Inc., Revenue Bonds Series A 5.00%, due 7/1/38	10,000,000	11,377,800
	New Jersey Health Care Facilities Financing Authority, Virtua Health, Revenue Bonds Series B 1.25%, due 7/1/43 (a)	16,085,000	16,085,000
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Revenue Bonds
	Series A 5.00%, due 6/15/28	4,800,000	5,378,976
	Series A 5.00%, due 6/15/29	8,380,000	9,353,756
	Series A 5.00%, due 6/15/30	3,000,000	3,335,430
	New Jersey Transportation Trust Fund Authority, Revenue Bonds Series C, Insured: AGM (zero coupon), due 12/15/34	30,000,000	15,363,900
	New Jersey Turnpike Authority, Revenue Bonds
	Series E 5.00%, due 1/1/45	4,000,000	4,436,440
	Series D-4, Insured: AGM 5.25%, due 1/1/26	5,000,000	5,873,600
	Newark Housing Authority, Revenue Bonds
	Insured: AGM 4.00%, due 12/1/27	500,000	524,550
	Insured: AGM 4.00%, due 12/1/29	250,000	259,872
	Insured: AGM 4.00%, due 12/1/30	250,000	258,590
	Insured: AGM 4.00%, due 12/1/31	225,000	232,074
	Insured: AGM 5.00%, due 12/1/28	750,000	854,475
	Insured: AGM 5.00%, due 12/1/38	1,740,000	1,940,413
	Tobacco Settlement Financing Corp., Revenue Bonds
	Series A 5.00%, due 6/1/28	3,000,000	3,499,080
	Series A 5.00%, due 6/1/33	10,000,000	11,309,200
	Series A 5.00%, due 6/1/34	1,500,000	1,689,705
	Series A 5.00%, due 6/1/35	2,900,000	3,253,916
			159,313,437

	New Mexico 0.1%
	City of Farmington NM, Revenue Bonds Series C 5.90%, due 6/1/40	2,000,000	2,124,920

	New York 18.0%
	Build NYC Resource Corp., Royal Charter Properties, Revenue Bonds
	Insured: AGM 5.00%, due 12/15/19	975,000	1,017,676
	Insured: AGM 5.00%, due 12/15/20	1,025,000	1,095,295
	Insured: AGM 5.00%, due 12/15/21	1,075,000	1,172,943
	Insured: AGM 5.00%, due 12/15/22	740,000	822,258
	City of New York NY, Unlimited General Obligation 5.25%, due 10/1/32	26,400,000	31,524,240
	County of Nassau NY, Limited General Obligation
	Series C 5.00%, due 4/1/32	4,135,000	4,676,147
	Series C 5.00%, due 4/1/37	6,625,000	7,381,840
	Series C 5.00%, due 4/1/38	6,965,000	7,750,722
	Long Island Power Authority, Electric System, Revenue Bonds Insured: BAM 5.00%, due 9/1/44	10,000,000	11,162,700
	Long Island Power Authority, Revenue Bonds
	Series A, Insured: BAM 5.00%, due 9/1/39	10,000,000	11,269,600
	Series B 5.00%, due 9/1/45	8,970,000	9,925,574
	Metropolitan Transportation Authority, Green, Revenue Bonds Series B-1 5.00%, due 11/15/36	4,500,000	5,162,850
	Metropolitan Transportation Authority, Revenue Bonds Series D 5.00%, due 11/15/32	20,000,000	23,332,600
	New York City Housing Development Corp., Revenue Bonds Series F 3.625%, due 11/1/38	3,820,000	3,768,583
	New York City Transitional Finance Authority, Building Aid, Revenue Bonds
	Series S-1 5.00%, due 7/15/33	6,060,000	6,826,711
	Series S-2 5.00%, due 7/15/34	5,000,000	5,660,150
	Series S-1 5.00%, due 7/15/36	10,000,000	11,190,200
	Series S-1 5.00%, due 7/15/43	11,880,000	13,321,282
¤	New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
	Subseries F-1 5.00%, due 5/1/32	4,000,000	4,648,040
	Series B-1 5.00%, due 8/1/32	10,000,000	11,372,400
	5.00%, due 5/1/33	10,000,000	11,447,300
	Series B-1 5.00%, due 8/1/34	5,000,000	5,791,950
	Series A-2 5.00%, due 8/1/34	7,795,000	9,029,650
	Series A1 5.00%, due 8/1/36	5,100,000	5,794,620
	Series E-1 5.00%, due 2/1/41	2,500,000	2,799,425
	5.00%, due 8/1/45	20,000,000	22,761,600
	New York Counties Tobacco Trust VI, Tobacco Settlement Pass Through, Revenue Bonds Series A-2B 5.00%, due 6/1/45	4,255,000	4,541,362
	New York Liberty Development Corp., Bank of America, Revenue Bonds Class 2 6.375%, due 7/15/49	5,000,000	5,270,250
	New York Liberty Development Corp., Revenue Bonds 5.00%, due 12/15/41	12,315,000	13,332,588
	New York Liberty Development Corp., World Trade Center, Revenue Bonds
	5.00%, due 11/15/31	5,000,000	5,446,300
	5.75%, due 11/15/51	18,990,000	21,153,531
	New York Mortgage Agency, Homeowner Mortgage, Revenue Bonds Series 211 3.625%, due 10/1/38	6,540,000	6,488,857
	New York State Dormitory Authority, New York University, Revenue Bonds Series A 5.00%, due 7/1/35	6,610,000	7,535,995
	New York State Dormitory Authority, Revenue Bonds Series E 5.00%, due 3/15/34	4,190,000	4,757,954
¤	New York State Dormitory Authority, Sales Tax, Revenue Bonds
	Series A, Group B 5.00%, due 3/15/34	5,000,000	5,799,700
	5.00%, due 3/15/40	22,000,000	25,139,840
	Series B 5.00%, due 3/15/40	26,080,000	30,103,101
	5.00%, due 3/15/41	20,000,000	22,838,000
	5.00%, due 3/15/44	5,000,000	5,697,350
	New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds 5.00%, due 2/15/38	13,490,000	15,461,968
	New York State Dormitory Authority, University Facilities, Revenue Bonds
	Series A 5.00%, due 7/1/36	1,000,000	1,147,800
	Series A 5.00%, due 7/1/38	1,000,000	1,143,610
¤	New York State Energy Research & Development Authority, Niagara Mohawk Power Corp., Revenue Bonds (c)
	Insured: XLCA 5.14%, due 7/1/29	10,220,000	10,220,000
	Insured: AMBAC 5.159%, due 12/1/25	10,610,000	10,610,000
	Insured: AMBAC 5.175%, due 12/1/25	25,120,000	25,120,000
	New York State Urban Development Corp., Personal Income Tax, Revenue Bonds Series A 5.00%, due 3/15/30	12,350,000	14,266,473
	New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds (b)
	Insured: AGM 4.00%, due 7/1/31	10,925,000	11,214,294
	Series A, Insured: AGM 4.00%, due 7/1/35	7,635,000	7,771,743
	Series A, Insured: AGM 4.00%, due 7/1/36	16,240,000	16,504,874
	Rensselaer City School District, Certificates of Participation
	Insured: AGM 5.00%, due 6/1/26	1,060,000	1,244,896
	Insured: AGM 5.00%, due 6/1/27	1,000,000	1,162,860
	Insured: AGM 5.00%, due 6/1/30	1,880,000	2,143,407
	Insured: AGM 5.00%, due 6/1/32	2,000,000	2,265,300
	Syracuse Industrial Development Agency, Carousel Center Project, Revenue Bonds (b)
	5.00%, due 1/1/29	1,615,000	1,767,521
	Series A 5.00%, due 1/1/30	2,100,000	2,291,184
	Triborough Bridge & Tunnel Authority, Revenue Bonds
	Series B 5.00%, due 11/15/35	8,560,000	9,930,627
	Series B 5.00%, due 11/15/38	3,600,000	4,143,312
	Series C-2 5.00%, due 11/15/42	10,000,000	11,548,700
	TSASC, Inc., Revenue Bonds
	Series A 5.00%, due 6/1/32	2,000,000	2,232,540
	Series A 5.00%, due 6/1/34	5,000,000	5,545,200
	Series A 5.00%, due 6/1/35	2,865,000	3,168,260
			549,715,753

	North Carolina 0.0% ‡
	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Revenue Bonds 5.25%, due 6/1/25	1,000,000	1,062,570

	North Dakota 0.1%
	City of Grand Forks ND, Altru Health System, Revenue Bonds 5.00%, due 12/1/35	4,050,000	4,260,074

	Ohio 1.0%
	City of Cleveland OH, Airport System, Revenue Bonds Series A, Insured: AGM 5.00%, due 1/1/30	3,000,000	3,247,980
	City of Cleveland OH, Income Tax, Bridges & Roadways Improvements, Revenue Bonds, Series A-2	1,500,000	1,671,748
	Clermont County Port Authority, W. Clermont Local School District Project, Revenue Bonds
	Insured: BAM 5.00%, due 12/1/31	650,000	739,992
	Insured: BAM 5.00%, due 12/1/32	2,200,000	2,499,926
	Insured: BAM 5.00%, due 12/1/33	1,335,000	1,512,288
	Cleveland-Cuyahoga County Port Authority, Revenue Bonds 6.00%, due 11/15/25	1,980,000	2,167,704
	County of Hamilton OH, Christ Hospital Project, Revenue Bonds 5.50%, due 6/1/42	2,000,000	2,213,180
	County of Montgomery OH, Premier Health-Miami Valley Hospital, Revenue Bonds (a)
	Series C 1.50%, due 11/15/39	7,800,000	7,800,000
	Series E 1.50%, due 11/15/45	6,200,000	6,200,000
	Ohio Higher Educational Facility Commission, Kenyon College Project, Revenue Bonds 5.00%, due 7/1/42	1,645,000	1,839,176
			29,891,994

	Oklahoma 0.9%
	Garfield County Educational Facilities Authority, Enid Public Schools Project, Revenue Bonds
	Series A 5.00%, due 9/1/26	1,800,000	2,102,976
	Series A 5.00%, due 9/1/27	3,780,000	4,365,749
	Series A 5.00%, due 9/1/28	5,000,000	5,735,900
	Series A 5.00%, due 9/1/29	4,620,000	5,264,351
	Lincoln County Educational Facilities Authority, Stroud Public Schools Project, Revenue Bonds
	5.00%, due 9/1/28	3,200,000	3,614,496
	5.00%, due 9/1/29	2,370,000	2,660,823
	Oklahoma State Municipal Power Authority, Revenue Bonds
	Series A 5.00%, due 1/1/29	250,000	287,308
	Series A 5.00%, due 1/1/30	900,000	1,031,058
	Series A 5.00%, due 1/1/32	805,000	915,301
	Series A 5.00%, due 1/1/34	650,000	734,903
	Tulsa Airports Improvement Trust, Revenue Bonds Series D, Insured: BAM 5.00%, due 6/1/28	500,000	526,445
			27,239,310

	Pennsylvania 2.2%
	Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds Insured: AGM 4.00%, due 6/1/39	7,250,000	7,421,607
	County of Lancaster PA, Unlimited General Obligation
	Series A, Insured: BAM 4.00%, due 5/1/30	500,000	528,565
	Series A, Insured: BAM 4.00%, due 5/1/31	420,000	442,281
	Insured: AGM 5.00%, due 11/1/27	1,390,000	1,600,543
	Erie City Water Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 12/1/43	1,280,000	1,453,504
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds Series AT-1, Insured: BAM 5.00%, due 6/15/26	4,270,000	5,031,512
	Pennsylvania Turnpike Commission, Revenue Bonds Series C 5.00%, due 12/1/43	6,625,000	7,279,815
	Philadelphia Gas Works Co., 1998 General Ordinance, Revenue Bonds Series 14T 5.00%, due 10/1/31	2,300,000	2,612,961
	State Public School Building Authority, Philadelphia Community College, Revenue Bonds Series A, Insured: BAM 5.00%, due 6/15/28	5,505,000	6,161,967
	State Public School Building Authority, Philadelphia School District, Revenue Bonds Series A, Insured: AGM 5.00%, due 6/1/31	30,000,000	33,780,000
			66,312,755

	Puerto Rico 7.5%
	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority, Revenue Bonds Series A, Insured: AGC 5.125%, due 7/1/47	14,410,000	14,453,374
¤	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Insured: NATL-RE (zero coupon), due 7/1/19	25,000	24,140
	Series A, Insured: AGM 4.00%, due 7/1/22	715,000	742,006
	Series A, Insured: AGC 5.00%, due 7/1/26	575,000	591,847
	Series A, Insured: AGC 5.00%, due 7/1/27	525,000	540,383
	Series A-4, Insured: AGM 5.00%, due 7/1/31	5,170,000	5,383,521
	Series A, Insured: AGM 5.00%, due 7/1/35	28,270,000	30,592,380
	Insured: AGM 5.25%, due 7/1/20	1,430,000	1,506,862
	Series A, Insured: NATL-RE 5.25%, due 7/1/21	440,000	445,716
	Series A, Insured: AGM 5.25%, due 7/1/24	1,955,000	2,099,435
	Series C, Insured: AGM 5.375%, due 7/1/28	700,000	722,883
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	550,000	563,547
	Series A, Insured: NATL-RE 5.50%, due 7/1/20	4,850,000	5,067,280
	Series C, Insured: AGM 5.75%, due 7/1/37	1,150,000	1,184,488
	Series C-7, Insured: NATL-RE 6.00%, due 7/1/27	2,240,000	2,319,117
	Commonwealth of Puerto Rico, Unrefunded, Unlimited General Obligation
	Series A, Insured: AGC 5.00%, due 7/1/34	285,000	290,415
	Insured: AGC 5.25%, due 7/1/32	500,000	512,605
	Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds
	Series A, Insured: AGC 5.00%, due 7/1/28	4,350,000	4,462,404
	Series A, Insured: AGC 6.125%, due 7/1/24	770,000	836,197
	Puerto Rico Convention Center District Authority, Revenue Bonds Series A, Insured: AGC 4.50%, due 7/1/36	4,760,000	4,761,952
	Puerto Rico Electric Power Authority, Revenue Bonds
	Series DDD, Insured: AGM 3.625%, due 7/1/23	3,115,000	3,116,028
	Series UU, Insured: AGC 4.25%, due 7/1/27	2,325,000	2,326,581
	Series NN, Insured: NATL-RE 4.75%, due 7/1/33	1,140,000	1,140,000
	Series MM, Insured: NATL-RE 5.00%, due 7/1/19	2,600,000	2,652,390
	Series RR, Insured: NATL-RE 5.00%, due 7/1/21	1,200,000	1,210,176
	Series RR, Insured: NATL-RE 5.00%, due 7/1/22	1,450,000	1,460,019
	Series PP, Insured: NATL-RE 5.00%, due 7/1/23	1,105,000	1,110,260
	Series SS, Insured: NATL-RE 5.00%, due 7/1/23	825,000	828,927
	Series UU, Insured: AGM 5.00%, due 7/1/23	2,280,000	2,346,508
	Series UU, Insured: AGM 5.00%, due 7/1/24	4,415,000	4,544,359
	Series PP, Insured: NATL-RE 5.00%, due 7/1/24	2,915,000	2,927,709
	Series UU, Insured: AGC 5.00%, due 7/1/26	580,000	596,994
	Series TT, Insured: AGM 5.00%, due 7/1/27	500,000	514,650
	Series RR, Insured: AGC 5.00%, due 7/1/28	1,220,000	1,251,525
	Series SS, Insured: AGM 5.00%, due 7/1/30	550,000	562,326
	Series VV, Insured: NATL-RE 5.25%, due 7/1/26	1,875,000	1,991,550
	Series VV, Insured: NATL-RE 5.25%, due 7/1/29	1,470,000	1,566,564
	Series VV, Insured: NATL-RE 5.25%, due 7/1/32	2,000,000	2,124,740
	Series VV, Insured: NATL-RE 5.25%, due 7/1/34	550,000	581,185
	Series VV, Insured: NATL-RE 5.25%, due 7/1/35	620,000	653,592
¤	Puerto Rico Highway & Transportation Authority, Revenue Bonds
	Series L, Insured: NATL-RE 5.25%, due 7/1/24	2,195,000	2,325,888
	Series N, Insured: NATL-RE 5.25%, due 7/1/32	5,525,000	5,869,594
	Series N, Insured: NATL-RE 5.25%, due 7/1/33	5,030,000	5,331,045
	Series CC, Insured: AGM 5.25%, due 7/1/33	2,090,000	2,417,273
	Series N, Insured: AGC 5.25%, due 7/1/34	4,990,000	5,776,624
	Series N, Insured: AGC 5.25%, due 7/1/36	17,965,000	20,829,160
	Series N, Insured: AGM, AGC 5.25%, due 7/1/36	1,190,000	1,379,722
	Series CC, Insured: AGM 5.25%, due 7/1/36	2,310,000	2,678,329
	Series N, Insured: AGC 5.25%, due 7/1/39	85,000	98,781
	Series L, Insured: AGC 5.25%, due 7/1/41	3,560,000	4,164,452
	Series E, Insured: AGM 5.50%, due 7/1/21	670,000	720,846
	Series N, Insured: AGM 5.50%, due 7/1/26	625,000	711,387
	Series N, Insured: AGC, AGM 5.50%, due 7/1/29	10,325,000	12,007,459
	Series CC, Insured: AGC 5.50%, due 7/1/31	1,780,000	2,091,108
	Puerto Rico Highway & Transportation Authority, Unrefunded, Revenue Bonds
	Series D, Insured: AGM 5.00%, due 7/1/27	2,240,000	2,305,632
	Series J, Insured: NATL-RE 5.00%, due 7/1/29	650,000	650,663
	Puerto Rico Municipal Finance Agency, Revenue Bonds
	Series A, Insured: AGM 4.75%, due 8/1/22	820,000	822,747
	Series A, Insured: AGM 5.00%, due 8/1/21	145,000	149,214
	Series A, Insured: AGM 5.00%, due 8/1/27	290,000	298,497
	Series A, Insured: AGM 5.00%, due 8/1/30	1,720,000	1,758,545
	Series C, Insured: AGM 5.25%, due 8/1/19	1,195,000	1,229,320
	Series C, Insured: AGC 5.25%, due 8/1/20	210,000	221,773
	Series C, Insured: AGC 5.25%, due 8/1/23	340,000	372,467
	Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds
	Series F, Insured: NATL-RE, XLCA 5.25%, due 7/1/23	265,000	279,694
	Series K, Insured: AGM 5.25%, due 7/1/27	1,150,000	1,175,852
	Series M-3, Insured: NATL-RE 6.00%, due 7/1/26	300,000	311,391
	Series M-3, Insured: NATL-RE 6.00%, due 7/1/27	7,465,000	7,728,664
	Puerto Rico Sales Tax Financing Corp., Revenue Bonds
	Series A, Insured: NATL-RE (zero coupon), due 8/1/42	25,000,000	7,042,000
	Series A, Insured: NATL-RE (zero coupon), due 8/1/45	59,580,000	14,324,224
	Series A, Insured: AMBAC, BHAC (zero coupon), due 8/1/54	950,000	169,984
	Series A, Insured: AGM 5.00%, due 8/1/40	7,305,000	7,504,353
	Series C, Insured: AGM 5.125%, due 8/1/42	6,595,000	6,881,685
			230,235,008

	Rhode Island 1.2%
	Providence Public Buildings Authority, Revenue Bonds Series A, Insured: AGM 5.875%, due 6/15/26	1,565,000	1,714,426
	Rhode Island Health & Educational Building Corp., Hospital Financing-Lifespan Obligated Group, Revenue Bonds 5.00%, due 5/15/26	5,000,000	5,715,650
	Rhode Island Health & Educational Building Corp., Revenue Bonds Series G, Insured: AGM 5.00%, due 5/15/42	6,115,000	6,867,268
	Tobacco Settlement Financing Corp., Revenue Bonds Series A 5.00%, due 6/1/35	20,000,000	21,568,200
			35,865,544

	South Carolina 4.9%
	Patriots Energy Group Financing Agency, Gas Supply, Revenue Bonds Series A 4.00%, due 10/1/48 (c)	30,000,000	31,884,600
	Piedmont Municipal Power Agency, Revenue Bonds Series C, Insured: AGC 5.75%, due 1/1/34	10,345,000	11,351,258
	South Carolina Jobs-Economic Development Authority, Palmetto Health, Revenue Bonds
	Series A 5.00%, due 8/1/19	420,000	434,582
	Series A 5.25%, due 8/1/30	3,755,000	4,324,896
¤	South Carolina Public Service Authority, Revenue Bonds
	Series C 5.00%, due 12/1/29	5,000,000	5,490,800
	Series A 5.00%, due 12/1/32	10,000,000	11,048,000
	Series C 5.00%, due 12/1/46	5,165,000	5,492,616
	Series A 5.00%, due 12/1/49	4,050,000	4,280,121
	Series A 5.00%, due 12/1/50	33,900,000	36,094,347
	Series B 5.00%, due 12/1/56	2,500,000	2,684,675
	South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
	Series A 5.00%, due 12/1/25	6,445,000	6,882,036
	Series D 5.00%, due 12/1/26	2,595,000	2,784,305
	Series C 5.00%, due 12/1/36	3,310,000	3,460,407
	South Carolina State Housing Finance & Development Authority, Revenue Bonds Series A 4.50%, due 7/1/48	4,000,000	4,323,360
	South Carolina Transportation Infrastructure Bank, Revenue Bonds 5.00%, due 10/1/38	15,130,000	17,097,959
	Sumter Two School Facilities Inc., Sumter School District Project, Revenue Bonds Insured: BAM 5.00%, due 12/1/27	1,100,000	1,236,829
			148,870,791

	South Dakota 0.0% ‡
	Harrisburg School District No. 41-2, Unlimited General Obligation 5.00%, due 7/15/33	1,370,000	1,435,048

	Tennessee 0.4%
	Johnson City Health & Educational Facilities Board, Mountain States Health Alliance, Revenue Bonds
	Series A 6.00%, due 7/1/38	3,605,000	3,897,762
	Series A 6.50%, due 7/1/38	6,500,000	7,088,835
			10,986,597

	Texas 5.0%
	Bexar County Hospital District, Limited General Obligation 4.00%, due 2/15/37	4,200,000	4,350,612
	Central Texas Turnpike System, Revenue Bonds
	Series C 5.00%, due 8/15/34	5,000,000	5,441,700
	Series B 5.00%, due 8/15/37	1,445,000	1,595,063
	City of Donna TX, Tax & Toll Bridge, Limited General Obligation Insured: BAM 5.00%, due 2/15/30	1,035,000	1,154,946
	City of Houston TX, Airport System Revenue, Revenue Bonds Series C 5.00%, due 7/1/27 (b)	5,000,000	5,853,700
	City of Houston, Limited General Obligation Series A 5.00%, due 3/1/29	5,000,000	5,829,600
	Harris County Cultural Education Facilities Finance Corp., Houston Methodist Hospital, Revenue Bonds Subseries C-2 1.54%, due 12/1/27 (a)	9,000,000	9,000,000
	Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Revenue Bonds 5.00%, due 7/1/38	4,280,000	4,742,154
	Harris County Health Facilities Development Corp., Methodist Hospital System, Revenue Bonds Series A-1 1.54%, due 12/1/41 (a)	1,800,000	1,800,000
	Harris County-Houston Sports Authority Cap Appreciation, Senior Lien, Revenue Bonds Series A, Insured: AGM (zero coupon), due 11/15/40	17,115,000	5,796,166
	Houston Higher Education Finance Corp., Prerefunded-Cosmos Foundation, Inc., Revenue Bonds Series S 6.50%, due 5/15/31	565,000	635,348
	North Harris County Regional Water Authority, Senior Lien, Revenue Bonds Insured: BAM 5.00%, due 12/15/32	3,215,000	3,548,460
	North Texas Tollway Authority, Revenue Bonds
	Series A 5.00%, due 1/1/34	1,400,000	1,563,968
	Series A 5.00%, due 1/1/35	2,950,000	3,288,188
	Series A, Insured: BAM 5.00%, due 1/1/38	9,500,000	10,536,545
	Series B 5.00%, due 1/1/40	22,140,000	24,119,759
	Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds
	Series A 5.00%, due 11/15/23	1,245,000	1,387,727
	Series A 5.00%, due 11/15/24	1,305,000	1,467,773
	Series A 5.00%, due 11/15/25	1,370,000	1,553,827
	Series A 5.00%, due 11/15/26	1,440,000	1,640,779
	Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
	5.00%, due 12/15/30	17,100,000	18,504,765
	5.00%, due 12/15/31	4,575,000	4,943,059
	Texas Private Activity Bond Surface Transportation Corp., Senior Lien, LBJ Infrastructure, Revenue Bonds
	7.00%, due 6/30/40	5,005,000	5,425,520
	7.50%, due 6/30/32	4,095,000	4,489,963
	7.50%, due 6/30/33	5,500,000	6,029,430
	Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility, Revenue Bonds 6.875%, due 12/31/39	6,800,000	7,222,348
	Texas Public Finance Authority, Financing System-Texas Southern University, Revenue Bonds
	Insured: BAM 4.00%, due 5/1/31	1,000,000	1,029,520
	Insured: BAM 4.00%, due 5/1/32	1,295,000	1,328,812
	Texas State Municipal Power Agency, Revenue Bonds
	5.00%, due 9/1/42	2,500,000	2,629,025
	5.00%, due 9/1/47	2,750,000	2,889,067
	Town of Prosper TX, Unlimited General Obligation 4.00%, due 2/15/31	1,235,000	1,342,099
	Viridian Municipal Management District, Unlimited General Obligation Insured: BAM 6.00%, due 12/1/32	500,000	600,880
			151,740,803

	U.S. Virgin Islands 2.0%
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
	Series A 5.00%, due 10/1/32	5,100,000	4,959,750
	Series A 6.625%, due 10/1/29	6,960,000	6,455,400
	Series A 6.75%, due 10/1/37	5,000,000	4,637,500
¤	Virgin Islands Public Finance Authority, Revenue Bonds
	5.00%, due 9/1/30 (d)	5,000,000	5,299,050
	Series C 5.00%, due 10/1/30	18,500,000	16,927,500
	Series A, Insured: AGM 5.00%, due 10/1/32	15,655,000	16,851,981
	Series C, Insured: AGM 5.00%, due 10/1/39	5,920,000	6,317,469
			61,448,650

	Utah 0.0% ‡
	City of Herriman UT, Special Assessment, Towne Centre Assessment Area 5.00%, due 11/1/29	55,000	58,218

	Virginia 1.4%
	Chesapeake Bay Bridge & Tunnel District, Revenue Bonds Insured: AGM 5.00%, due 7/1/41	14,250,000	16,062,172
	Hampton Roads Sanitation District, Revenue Bonds
	Series A 5.00%, due 10/1/31	3,540,000	4,181,200
	Series A 5.00%, due 10/1/32	2,500,000	2,943,950
	Virginia Commonwealth Transportation Board, Revenue Bonds
	Series A 5.00%, due 5/15/27	4,750,000	5,697,910
	Series A 5.00%, due 5/15/28	4,000,000	4,812,960
	Series A 5.00%, due 5/15/29	3,750,000	4,481,288
	Series A 5.00%, due 5/15/30	4,500,000	5,348,970
			43,528,450

	Wisconsin 0.2%
	Wisconsin Center District, Junior Dedicated, Revenue Bonds
	Series A 5.00%, due 12/15/31	3,665,000	3,992,761
	Series A 5.00%, due 12/15/32	2,850,000	3,098,748
			7,091,509

	Wyoming 0.0% ‡
	West Park Hospital District, Revenue Bonds
	Series A 5.50%, due 6/1/21	250,000	264,180
	Series A 6.375%, due 6/1/26	1,000,000	1,076,780
			1,340,960

	Total Municipal Bonds (Cost $3,067,259,908)		3,069,664,015

	Total Investments (Cost $3,067,259,908)	100.5%	3,069,664,015
	Other Assets, Less Liabilities	(0.5)	(16,410,100)
	Net Assets	100.0%	$3,053,253,915

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest issuers held, as of July 31, 2018. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Floating rate - Rate shown was the rate in effect as of July 31, 2018.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.

As of July 31, 2018, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(3,223)	September 2018	$(384,033,265)	$(384,896,703)	$(863,438)
United States Treasury Long Bond	(1,009)	September 2018	(143,239,988)	(144,255,469)	(1,015,481)
			$(527,273,253)	$(529,152,172)	$(1,878,919)

1.	As of July 31, 2018, cash in the amount of $5,704,850 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2018.

The following abbreviations are used in the preceding pages:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
BHAC	—Berkshire Hathaway Assurance Corp.
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
NATL-RE	—National Public Finance Guarantee Corp.
Q-SBLF	—Qualified School Board Loan Fund
XLCA	—XL Capital Assurance, Inc.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$3,069,664,015	$—	$3,069,664,015
Total Investments in Securities	$—	$3,069,664,015	$—	$3,069,664,015

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts (b)	$(1,878,919)	$—	$—	$(1,878,919)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay MacKay Unconstrained Bond Fund

Portfolio of Investments July 31, 2018 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 97.4% †
	Asset-Backed Securities 0.1%
	Home Equity 0.0% ‡
	First NLC Trust Series 2007-1, Class A1 2.161% (1 Month LIBOR + 0.07%), due 8/25/37 (a)(b)		$328,377	$201,198
	JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 2.191% (1 Month LIBOR + 0.10%), due 3/25/47 (b)		119,698	84,244
	MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A1 2.141% (1 Month LIBOR + 0.05%), due 11/25/36 (b)		87,932	42,000
	Morgan Stanley ABS Capital I, Inc. Series 2007-HE4, Class A2A 2.201% (1 Month LIBOR + 0.11%), due 2/25/37 (b)		87,889	42,794
				370,236

	Student Loans 0.1%
	KeyCorp Student Loan Trust Series 2000-A, Class A2 2.26% (3 Month LIBOR + 0.32%), due 5/25/29 (b)		425,187	423,724

	Total Asset-Backed Securities (Cost $882,535)			793,960

	Corporate Bonds 79.6%
	Advertising 0.2%
	Lamar Media Corp. 5.375%, due 1/15/24		2,695,000	2,762,376

	Aerospace & Defense 0.7%
	Moog, Inc. 5.25%, due 12/1/22 (a)		5,505,000	5,560,050
	Rockwell Collins, Inc. 3.50%, due 3/15/27		3,350,000	3,215,701
				8,775,751

	Agriculture 0.7%
	Philip Morris International, Inc. 1.625%, due 2/21/19		8,215,000	8,169,838

	Airlines 1.5%
	Continental Airlines, Inc.
	Series 2007-1, Class A 5.983%, due 10/19/23		2,728,270	2,879,689
	Series 2005-ERJ1 9.798%, due 10/1/22		234,971	248,482
	Delta Air Lines, Inc.
	Series 2011-1, Class A 5.30%, due 10/15/20		664,249	672,619
	Series 2007-1, Class A 6.821%, due 2/10/24		1,375,576	1,494,219
	U.S. Airways Group, Inc.
	Series 2012-1, Class A 5.90%, due 4/1/26		1,998,644	2,142,966
	Series 2010-1, Class A 6.25%, due 10/22/24		5,617,885	6,008,329
	United Airlines, Inc. Series 2014-2, Class B 4.625%, due 3/3/24		4,730,327	4,748,302
				18,194,606

	Auto Manufacturers 2.5%
	Daimler Finance North America LLC 2.30%, due 1/6/20 (a)		6,950,000	6,851,454
	Ford Holdings LLC 9.30%, due 3/1/30		93,000	118,838
	Ford Motor Co.
	7.45%, due 7/16/31		39,000	45,258
	8.90%, due 1/15/32		3,009,000	3,792,234
	Ford Motor Credit Co. LLC 2.681%, due 1/9/20		3,345,000	3,312,997
	General Motors Co. 5.15%, due 4/1/38		2,620,000	2,517,741
	General Motors Financial Co., Inc. 3.45%, due 4/10/22		8,590,000	8,432,032
	Toyota Motor Credit Corp. 1.95%, due 4/17/20		5,700,000	5,589,310
				30,659,864

	Auto Parts & Equipment 0.8%
	LKQ European Holdings B.V. 3.625%, due 4/1/26 (a)	EUR	3,005,000	3,531,958
	Schaeffler Finance B.V. 4.75%, due 5/15/23 (a)		$6,490,000	6,425,100
				9,957,058

	Banks 19.3%
¤	Bank of America Corp.
	3.004%, due 12/20/23 (c)		7,718,000	7,490,652
	3.30%, due 1/11/23 (d)		510,000	503,416
	3.499%, due 5/17/22 (c)		5,150,000	5,145,376
	4.25%, due 10/22/26		7,260,000	7,194,761
	5.125%, due 6/17/19 (c)(e)		4,990,000	5,068,143
	6.11%, due 1/29/37		2,807,000	3,289,596
	6.30%, due 3/10/26 (c)(d)(e)		3,570,000	3,802,050
	8.57%, due 11/15/24		1,645,000	2,036,171
	Bank of New York Mellon Corp. (c)
	2.661%, due 5/16/23		4,660,000	4,515,742
	4.625%, due 9/20/26 (e)		5,050,000	4,811,186
	Barclays Bank PLC 5.14%, due 10/14/20		8,037,000	8,235,047
	BB&T Corp. 2.75%, due 4/1/22		6,370,000	6,230,983
	Capital One Financial Corp.
	4.20%, due 10/29/25		800,000	784,031
	5.55%, due 6/1/20 (c)(e)		1,535,000	1,573,375
¤	Citigroup, Inc.
	2.35%, due 8/2/21 (d)		5,000,000	4,841,157
	3.576% (3 Month LIBOR + 1.250%), due 7/1/26 (b)		4,000,000	4,008,387
	6.30%, due 5/15/24 (c)(e)		10,800,000	10,975,500
	Citizens Financial Group, Inc.
	4.15%, due 9/28/22 (a)		2,270,000	2,276,474
	6.00%, due 7/6/23 (c)(e)		3,205,000	3,225,833
¤	Goldman Sachs Group, Inc.
	2.35%, due 11/15/21		9,335,000	9,010,257
	2.908%, due 6/5/23 (c)		4,285,000	4,141,693
	3.00%, due 4/26/22		7,000,000	6,840,187
	3.491% (3 Month LIBOR + 1.170%), due 5/15/26 (b)		3,220,000	3,195,007
	3.625%, due 1/22/23		3,227,000	3,217,275
	5.25%, due 7/27/21		6,047,000	6,341,182
	JPMorgan Chase & Co.
	6.125%, due 4/30/24 (c)(e)		7,595,000	7,870,319
	6.30%, due 4/23/19		1,865,000	1,913,677
¤	Kreditanstalt Fuer Wiederaufbau 1.50%, due 2/6/19		12,800,000	12,741,458
	Lloyds Banking Group PLC
	4.582%, due 12/10/25		3,465,000	3,425,768
	4.65%, due 3/24/26		1,985,000	1,967,850
¤	Morgan Stanley
	3.125%, due 1/23/23		6,380,000	6,237,736
	3.625%, due 1/20/27		6,055,000	5,816,836
	3.70%, due 10/23/24		6,700,000	6,627,569
	4.00%, due 7/23/25		1,920,000	1,921,711
	4.875%, due 11/1/22		4,287,000	4,447,396
	5.00%, due 11/24/25		2,465,000	2,561,740
	5.45%, due 7/15/19 (c)(e)		11,425,000	11,596,375
	7.30%, due 5/13/19		3,000,000	3,102,891
	PNC Bank N.A. 3.10%, due 10/25/27		3,925,000	3,706,931
	Royal Bank of Canada 2.50%, due 1/19/21		5,565,000	5,457,260
	Royal Bank of Scotland Group PLC 5.125%, due 5/28/24 (d)		8,746,000	8,903,051
	Santander Holdings USA, Inc.
	3.40%, due 1/18/23		1,500,000	1,452,815
	3.70%, due 3/28/22 (d)		2,000,000	1,984,823
	4.40%, due 7/13/27		1,445,000	1,403,455
	Santander UK Group Holdings PLC 3.571%, due 1/10/23		2,650,000	2,595,930
	Toronto-Dominion Bank 1.80%, due 7/13/21		6,995,000	6,714,151
	U.S. Bank N.A. 2.62% (3 Month LIBOR + 0.290%), due 5/21/21 (b)		6,935,000	6,938,734
	Wells Fargo & Co. (c)
	3.584%, due 5/22/28		2,145,000	2,061,768
	5.90%, due 6/15/24 (e)		3,690,000	3,728,745
	Wells Fargo Bank N.A. 2.40%, due 1/15/20		2,000,000	1,981,329
				235,913,799

	Beverages 2.4%
	Anheuser-Busch InBev Worldwide, Inc. 3.077% (3 Month LIBOR + 0.760%), due 1/12/24 (b)		4,205,000	4,244,422
	Constellation Brands, Inc. 4.75%, due 11/15/24		6,765,000	7,050,435
	Diageo Capital PLC 2.566% (3 Month LIBOR + 0.240%), due 5/18/20 (b)		4,505,000	4,510,529
¤	PepsiCo, Inc.
	1.35%, due 10/4/19		7,170,000	7,059,597
	1.55%, due 5/2/19		2,050,000	2,035,329
	2.00%, due 4/15/21		4,040,000	3,933,152
				28,833,464

	Building Materials 1.1%
	Masco Corp.
	4.45%, due 4/1/25		5,116,000	5,149,724
	7.125%, due 3/15/20		290,000	305,918
	Standard Industries, Inc. 5.375%, due 11/15/24 (a)		8,400,000	8,318,520
				13,774,162

	Chemicals 1.9%
	Air Liquide Finance S.A. (a)
	1.375%, due 9/27/19		4,135,000	4,058,527
	1.75%, due 9/27/21		2,785,000	2,651,702
	Ashland LLC 4.75%, due 8/15/22 (d)		2,970,000	2,988,562
	Braskem Netherlands Finance B.V. (a)
	3.50%, due 1/10/23		1,870,000	1,788,206
	4.50%, due 1/10/28		2,505,000	2,389,144
	Dow Chemical Co. 8.55%, due 5/15/19 (d)		693,000	722,937
	Mexichem S.A.B. de C.V. 4.00%, due 10/4/27 (a)		2,600,000	2,448,420
	WR Grace & Co-Conn 5.125%, due 10/1/21 (a)		6,410,000	6,522,175
				23,569,673

	Commercial Services 0.5%
	IHS Markit, Ltd. 4.125%, due 8/1/23		1,075,000	1,073,387
	Service Corp. International
	4.625%, due 12/15/27		675,000	641,250
	5.375%, due 1/15/22		1,835,000	1,856,791
	5.375%, due 5/15/24 (d)		2,200,000	2,227,500
				5,798,928

	Computers 1.5%
	Apple, Inc.
	1.55%, due 2/8/19		6,765,000	6,737,712
	2.50%, due 2/9/25		1,460,000	1,379,192
	Hewlett Packard Enterprise Co. 4.40%, due 10/15/22		2,520,000	2,579,378
	International Business Machines Corp. 1.90%, due 1/27/20		4,500,000	4,438,943
	NCR Corp.
	5.00%, due 7/15/22		1,500,000	1,479,375
	6.375%, due 12/15/23		1,200,000	1,224,000
				17,838,600

	Cosmetics & Personal Care 0.6%
	Estee Lauder Cos., Inc. 1.80%, due 2/7/20		2,785,000	2,737,517
	Unilever Capital Corp. 1.80%, due 5/5/20		4,500,000	4,412,957
				7,150,474

	Diversified Financial Services 3.0%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	3.50%, due 5/26/22		4,430,000	4,345,165
	4.50%, due 5/15/21		1,465,000	1,489,694
	Air Lease Corp.
	2.125%, due 1/15/20 (d)		3,275,000	3,216,884
	2.625%, due 7/1/22		2,040,000	1,953,326
	3.25%, due 3/1/25		4,000,000	3,734,333
	Capital One Bank USA N.A.
	2.15%, due 11/21/18		3,480,000	3,476,063
	3.375%, due 2/15/23		3,000,000	2,923,931
	GE Capital International Funding Co. 2.342%, due 11/15/20		6,800,000	6,658,807
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (a)		1,690,000	1,635,158
	Protective Life Global Funding 1.555%, due 9/13/19 (a)		4,200,000	4,134,400
	Springleaf Finance Corp. 6.00%, due 6/1/20 (d)		3,100,000	3,193,000
				36,760,761

	Electric 4.9%
	Appalachian Power Co. 3.30%, due 6/1/27		1,800,000	1,709,719
	Baltimore Gas & Electric Co. 2.40%, due 8/15/26 (d)		4,150,000	3,762,886
	CMS Energy Corp.
	3.875%, due 3/1/24		3,818,000	3,803,716
	6.25%, due 2/1/20		1,980,000	2,062,467
	Consolidated Edison, Inc. 2.00%, due 3/15/20		2,815,000	2,765,817
	Entergy Arkansas, Inc. 3.50%, due 4/1/26		1,235,000	1,214,506
	Evergy, Inc.
	4.85%, due 6/1/21		5,200,000	5,318,916
	5.292%, due 6/15/22 (f)		663,000	691,952
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (a)		5,533,000	6,136,148
	Florida Power & Light Co. 2.75%, due 6/1/23		2,680,000	2,606,201
	IPALCO Enterprises, Inc. 3.45%, due 7/15/20		8,560,000	8,495,800
	MidAmerican Energy Co. 3.10%, due 5/1/27		6,000,000	5,765,295
	Potomac Electric Power Co. 4.15%, due 3/15/43		1,305,000	1,298,007
	Public Service Electric & Gas Co. 3.00%, due 5/15/27		3,405,000	3,229,100
	Public Service Enterprise Group, Inc. 2.65%, due 11/15/22		3,500,000	3,357,717
	Southwestern Electric Power Co. 3.85%, due 2/1/48		2,750,000	2,499,500
	WEC Energy Group, Inc. 4.455% (3 Month LIBOR + 2.113%), due 5/15/67 (b)		5,495,000	5,385,100
				60,102,847

	Electronics 0.6%
	Honeywell International, Inc. 1.40%, due 10/30/19		7,840,000	7,712,130

	Entertainment 0.7%
	Eldorado Resorts, Inc. 7.00%, due 8/1/23 (d)		4,515,000	4,745,175
	Scientific Games International, Inc. 5.00%, due 10/15/25 (a)		3,775,000	3,633,475
				8,378,650

	Environmental Controls 0.3%
	Waste Management, Inc. 2.40%, due 5/15/23		3,880,000	3,695,522

	Food 2.8%
	Kerry Group Financial Services 3.20%, due 4/9/23 (a)		4,595,000	4,483,735
	Kroger Co. 1.50%, due 9/30/19		4,130,000	4,056,638
	Mondelez International Holdings Netherlands B.V. (a)
	1.625%, due 10/28/19		4,500,000	4,423,477
	2.00%, due 10/28/21		4,885,000	4,657,711
	Smithfield Foods, Inc. (a)
	2.70%, due 1/31/20		4,005,000	3,942,062
	3.35%, due 2/1/22		2,490,000	2,402,204
	Sysco Corp. 3.25%, due 7/15/27		5,240,000	4,937,972
	Tyson Foods, Inc. 3.95%, due 8/15/24		5,450,000	5,443,950
				34,347,749

	Forest Products & Paper 0.7%
	Georgia-Pacific LLC
	5.40%, due 11/1/20 (a)		4,375,000	4,570,740
	8.00%, due 1/15/24		2,945,000	3,544,730
	International Paper Co. 7.30%, due 11/15/39		693,000	883,760
				8,999,230

	Gas 0.6%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	5.625%, due 5/20/24 (d)		2,708,000	2,667,380
	5.75%, due 5/20/27		1,890,000	1,807,313
	NiSource, Inc. 3.49%, due 5/15/27		3,120,000	2,994,342
				7,469,035

	Health Care - Products 1.7%
	Abbott Laboratories 3.75%, due 11/30/26		5,180,000	5,151,372
	Becton Dickinson & Co. 3.363%, due 6/6/24		2,860,000	2,758,874
	Becton, Dickinson and Co. 2.675%, due 12/15/19		3,971,000	3,945,683
	Medtronic Global Holdings SCA 1.70%, due 3/28/19		4,780,000	4,752,085
	Stryker Corp. 2.625%, due 3/15/21		2,179,000	2,139,030
	Zimmer Biomet Holdings, Inc. 2.70%, due 4/1/20		1,895,000	1,878,359
				20,625,403

	Health Care - Services 0.5%
	Laboratory Corp. of America Holdings 2.50%, due 11/1/18		5,500,000	5,496,482

	Holding Company - Diversified 0.3%
	CK Hutchison International (17) II, Ltd. 3.25%, due 9/29/27 (a)		3,855,000	3,579,825

	Home Builders 4.0%
	D.R. Horton, Inc.
	3.75%, due 3/1/19		2,750,000	2,756,746
	5.75%, due 8/15/23		4,250,000	4,554,201
	KB Home 8.00%, due 3/15/20		2,250,000	2,390,625
¤	Lennar Corp.
	4.50%, due 6/15/19		3,300,000	3,320,625
	4.50%, due 11/15/19		4,740,000	4,787,400
	6.25%, due 12/15/21		2,875,000	3,002,937
	8.375%, due 1/15/21		4,560,000	4,993,200
	MDC Holdings, Inc.
	5.50%, due 1/15/24		7,025,000	6,954,750
	5.625%, due 2/1/20		1,608,000	1,644,180
	Meritage Homes Corp. 7.00%, due 4/1/22		7,800,000	8,385,000
	Toll Brothers Finance Corp. 5.875%, due 2/15/22		5,750,000	5,994,375
				48,784,039

	Insurance 4.2%
	Jackson National Life Global Funding 2.20%, due 1/30/20 (a)		2,830,000	2,790,671
¤	Liberty Mutual Group, Inc. (a)
	7.80%, due 3/7/87		7,453,000	8,794,540
	10.75%, due 6/15/88 (c)		938,000	1,416,380
	Lincoln National Corp. 4.678% (3 Month LIBOR + 2.358%), due 5/17/66 (b)		3,537,000	3,342,465
	MassMutual Global Funding II 2.50%, due 4/13/22 (a)		3,600,000	3,499,758
	Oil Insurance, Ltd. 5.319% (3 Month LIBOR + 2.982%), due 8/31/18 (a)(b)(e)		5,727,000	5,485,226
	Pricoa Global Funding I 2.55%, due 11/24/20 (a)		2,725,000	2,680,719
	Protective Life Corp. 8.45%, due 10/15/39		3,621,000	5,185,016
	Protective Life Global Funding 2.161%, due 9/25/20 (a)		1,355,000	1,322,771
	Prudential Financial, Inc.
	3.878%, due 3/27/28		800,000	796,305
	4.418%, due 3/27/48		2,500,000	2,515,741
	Scottish Widows, Ltd. Series Reg S 5.50%, due 6/16/23	GBP	6,500,000	9,440,048
	Voya Financial, Inc. 3.65%, due 6/15/26		$1,240,000	1,175,488
	XLIT, Ltd. 4.45%, due 3/31/25		2,600,000	2,572,016
				51,017,144

	Internet 1.1%
	Amazon.com, Inc. 3.875%, due 8/22/37		3,790,000	3,771,190
	Booking Holdings, Inc. 3.60%, due 6/1/26		6,700,000	6,516,893
	Expedia Group, Inc. 5.95%, due 8/15/20		3,485,000	3,650,078
				13,938,161

	Iron & Steel 0.6%
	ArcelorMittal 7.00%, due 10/15/39		2,530,000	2,852,575
	Vale Overseas, Ltd. 6.25%, due 8/10/26		4,330,000	4,763,000
				7,615,575

	Lodging 0.8%
	Marriott International, Inc.
	4.00%, due 4/15/28		6,960,000	6,830,949
	7.15%, due 12/1/19		2,341,000	2,453,722
				9,284,671

	Machinery - Construction & Mining 0.5%
	Caterpillar Financial Services Corp. 2.10%, due 1/10/20		6,640,000	6,574,329

	Media 0.2%
	Sky PLC 3.75%, due 9/16/24 (a)		1,480,000	1,469,144
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		1,087,000	1,262,333
				2,731,477

	Mining 0.3%
	Anglo American Capital PLC 4.875%, due 5/14/25 (a)		3,000,000	3,014,790

	Miscellaneous - Manufacturing 1.9%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (a)		7,860,000	7,860,000
	Siemens Financieringsmaatschappij N.V. (a)
	2.15%, due 5/27/20		1,900,000	1,868,308
	2.70%, due 3/16/22		3,320,000	3,253,602
¤	Textron Financial Corp. 4.078% (3 Month LIBOR + 1.735%), due 2/15/67 (a)(b)		11,250,000	10,181,250
				23,163,160

	Oil & Gas 4.6%
	Anadarko Petroleum Corp. (zero coupon), due 10/10/36 (d)		19,735,000	8,403,458
	Andeavor
	5.125%, due 4/1/24		8,050,000	8,267,918
	5.125%, due 12/15/26		2,000,000	2,112,623
	Chevron Corp. 1.686%, due 2/28/19		3,200,000	3,185,267
	Concho Resources, Inc. 4.30%, due 8/15/28		2,995,000	2,998,397
	Gazprom OAO Via Gaz Capital S.A. 7.288%, due 8/16/37 (a)		2,520,000	2,885,400
	Murphy Oil USA, Inc. 6.00%, due 8/15/23		7,318,000	7,500,950
	Petrobras Global Finance B.V. 7.375%, due 1/17/27 (d)		9,350,000	9,724,000
	Petroleos Mexicanos 6.75%, due 9/21/47		8,225,000	7,618,900
	QEP Resources, Inc. 5.375%, due 10/1/22		3,350,000	3,400,250
				56,097,163

	Packaging & Containers 1.2%
	Crown European Holdings S.A. 4.00%, due 7/15/22 (a)	EUR	7,700,000	9,859,374
	WestRock Co. 3.00%, due 9/15/24 (a)		$2,735,000	2,584,854
	WestRock MWV LLC 7.375%, due 9/1/19		1,800,000	1,879,391
				14,323,619

	Pharmaceuticals 0.9%
	Eli Lilly & Co. 2.35%, due 5/15/22		2,200,000	2,144,224
	Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.00%, due 7/15/23 (a)		3,865,000	3,285,250
	Johnson & Johnson 2.25%, due 3/3/22		5,450,000	5,313,586
				10,743,060

	Pipelines 0.8%
	Kinder Morgan, Inc.
	5.625%, due 11/15/23 (a)		2,449,000	2,625,304
	7.75%, due 1/15/32		2,035,000	2,525,799
	MPLX, L.P. 4.00%, due 3/15/28 (d)		560,000	541,981
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 5.25%, due 5/1/23 (d)		3,725,000	3,752,937
				9,446,021

	Private Equity 0.1%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 6.25%, due 2/1/22		1,390,000	1,416,924

	Real Estate 0.4%
	American Tower Corp. 3.00%, due 6/15/23		5,500,000	5,278,616

	Real Estate Investment Trusts 0.7%
	Digital Realty Trust, L.P. 3.70%, due 8/15/27		3,605,000	3,445,949
	Host Hotels & Resorts, L.P. 3.75%, due 10/15/23		472,000	461,387
	Iron Mountain, Inc. (a)
	4.875%, due 9/15/27		2,764,000	2,532,515
	5.25%, due 3/15/28		1,793,000	1,658,525
	Ventas Realty, L.P. / Ventas Capital Corp. 2.70%, due 4/1/20		1,000	990
				8,099,366

	Retail 2.4%
	Alimentation Couche-Tard, Inc. 2.35%, due 12/13/19 (a)		3,415,000	3,373,223
	AutoZone, Inc. 3.75%, due 6/1/27 (d)		3,565,000	3,432,037
	CVS Health Corp. 2.957% (3 Month LIBOR + 0.630%), due 3/9/20 (b)		3,750,000	3,768,185
	CVS Pass-Through Trust 5.789%, due 1/10/26 (a)(g)		52,164	54,402
	Darden Restaurants, Inc. 3.85%, due 5/1/27		4,847,000	4,663,623
	QVC, Inc. 4.85%, due 4/1/24		6,500,000	6,448,027
	Starbucks Corp. 2.45%, due 6/15/26		4,279,000	3,836,376
	TJX Cos., Inc. 2.25%, due 9/15/26		780,000	702,140
	Walmart, Inc. 2.567% (3 Month LIBOR + 0.230%), due 6/23/21 (b)		3,285,000	3,299,783
				29,577,796

	Semiconductors 0.8%
	NXP B.V. / NXP Funding LLC (a)
	4.125%, due 6/1/21		6,300,000	6,315,939
	4.625%, due 6/15/22		2,960,000	2,997,000
	Sensata Technologies B.V. 5.00%, due 10/1/25 (a)		900,000	900,000
				10,212,939

	Software 1.1%
	First Data Corp. (a)
	5.00%, due 1/15/24		270,000	272,869
	7.00%, due 12/1/23		525,000	549,281
	Microsoft Corp.
	1.10%, due 8/8/19		6,040,000	5,954,366
	1.85%, due 2/6/20		6,190,000	6,112,197
				12,888,713

	Telecommunications 2.8%
	AT&T, Inc. 3.20%, due 3/1/22		5,840,000	5,754,001
	Crown Castle Towers LLC 4.241%, due 7/15/48 (a)		3,825,000	3,900,391
	Hughes Satellite Systems Corp. 6.50%, due 6/15/19		2,250,000	2,295,000
	Rogers Communications, Inc.
	3.625%, due 12/15/25		8,215,000	8,011,877
	4.30%, due 2/15/48		805,000	770,172
	T-Mobile USA, Inc. 6.00%, due 3/1/23		3,000,000	3,090,000
	Telefonica Emisiones SAU
	4.103%, due 3/8/27		2,755,000	2,693,726
	5.462%, due 2/16/21		1,000	1,047
	VEON Holdings B.V. 4.95%, due 6/16/24 (a)		3,345,000	3,201,567
	Verizon Communications, Inc.
	4.125%, due 3/16/27		685,000	685,128
	5.15%, due 9/15/23		3,573,000	3,830,123
				34,233,032

	Textiles 0.4%
	Cintas Corp. No 2 2.90%, due 4/1/22		4,920,000	4,815,831

	Total Corporate Bonds (Cost $985,391,421)			971,822,653

	Foreign Bonds 0.1%
	Banks 0.1%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	GBP	449,000	703,904

	Total Foreign Bonds (Cost $730,936)			703,904

	Loan Assignments 16.9% (b)
	Advertising 0.6%
	Outfront Media Capital LLC 2017 Term Loan B 4.072% (1 Month LIBOR + 2.00%), due 3/18/24		$7,878,750	7,894,507

	Auto Parts & Equipment 0.7%
	TI Group Automotive Systems LLC 2015 Term Loan 4.577% (3 Month LIBOR + 2.50%), due 6/30/22		8,836,082	8,825,037

	Beverage, Food & Tobacco 0.2%
	Pinnacle Foods Finance LLC 2018 Term Loan B 3.84% (1 Month LIBOR + 1.75%), due 2/2/24		2,997,086	2,996,555

	Building Materials 1.1%
	Builders FirstSource, Inc. 2017 Term Loan B 5.334% (3 Month LIBOR + 3.00%), due 2/29/24		2,688,844	2,686,443
¤	Quikrete Holdings, Inc. 2016 1st Lien Term Loan 4.827% (1 Month LIBOR + 2.75%), due 11/15/23		11,250,000	11,231,719
				13,918,162

	Buildings & Real Estate 0.4%
	Realogy Group LLC 2018 Term Loan B 4.317% (1 Month LIBOR + 2.25%), due 2/8/25		4,830,546	4,841,116

	Chemicals 0.4%
	Axalta Coating Systems U.S. Holdings, Inc. Term Loan 4.084% (3 Month LIBOR + 1.75%), due 6/1/24		4,542,924	4,539,326

	Commercial Services 2.1%
	Allied Universal Holdco LLC 2015 Term Loan 5.827% (1 Month LIBOR + 3.75%), due 7/28/22		8,553,125	8,418,413
	Global Payments Inc. 2018 Term Loan B3 3.827% (1 Month LIBOR + 1.75%), due 4/21/23		2,542,813	2,543,720
	KAR Auction Services, Inc. Term Loan B4 4.375% (1 Month LIBOR + 2.25%), due 3/11/21		5,684,403	5,693,879
	USAGM HoldCo LLC 2015 2nd Lien Term Loan 10.577% (2 Month LIBOR + 8.50%), due 7/28/23		8,750,000	8,640,625
				25,296,637

	Computers 0.3%
	Tempo Acquisition LLC Term Loan 5.077% (1 Month LIBOR + 3.00%), due 5/1/24		4,068,900	4,072,969

	Containers, Packaging & Glass 0.8%
	Berry Global, Inc. 2018 Term Loan S 3.921% (3 Month LIBOR + 1.75%), due 2/8/20		3,485,839	3,488,018
	BWAY Holding Co. 2017 Term Loan B 5.581% (3 Month LIBOR + 3.25%), due 4/3/24		4,098,600	4,085,792
	Reynolds Group Holdings, Inc. 2017 Term Loan 4.827% (1 Month LIBOR + 2.75%), due 2/5/23		2,775,668	2,783,909
				10,357,719

	Electrical Components & Equipment 0.3%
	Electro Rent Corp. 1st Lien Term Loan 7.33% (3 Month LIBOR + 5.00%), due 1/31/24		3,289,900	3,310,462

	Electronics 0.5%
	Dell International LLC 2017 1st Lien Term Loan 4.08% (1 Month LIBOR + 2.00%), due 9/7/23		6,068,417	6,068,957

	Entertainment 0.2%
	Mohegan Tribal Gaming Authority 2016 Term Loan B 6.077% (1 Month LIBOR + 4.00%), due 10/13/23		2,879,156	2,712,164

	Environmental Controls 0.9%
	Advanced Disposal Services, Inc. Term Loan B3 4.193% (1 Week LIBOR + 2.25%), due 11/10/23		5,720,000	5,725,720
	GFL Environmental, Inc. 2018 Term Loan B 5.084% (3 Month LIBOR + 2.75%), due 5/30/25		5,270,304	5,253,834
				10,979,554

	Food Services 0.2%
	Aramark Services, Inc. 2018 Term Loan B2 4.084% (3 Month LIBOR + 1.75%), due 3/28/24		1,867,668	1,870,002

	Hand & Machine Tools 0.4%
	Milacron LLC Amended Term Loan B 4.577% (1 Month LIBOR + 2.50%), due 9/28/23 (h)		4,481,148	4,458,743

	Health Care - Products 0.7%
	Ortho-Clinical Diagnostics S.A. 2018 Term Loan B 5.327% (3 Month LIBOR + 3.25%), due 6/30/25		7,217,617	7,210,175
	Sterigenics-Nordion Holdings LLC 2017 Term Loan 5.334% (3 Month LIBOR + 3.00%), due 5/15/22		972,688	972,080
				8,182,255

	Health Care - Services 0.5%
	Syneos Health, Inc. 2018 Term Loan B 4.077% (1 Month LIBOR + 2.00%), due 8/1/24		5,837,109	5,832,551

	Household Products & Wares 0.8%
	KIK Custom Products, Inc. 2015 Term Loan B 6.077% (1 Month LIBOR + 4.00%), due 5/15/23		5,510,478	5,453,075
	Prestige Brands, Inc. Term Loan B4 4.077% (1 Month LIBOR + 2.00%), due 1/26/24		4,637,514	4,641,378
				10,094,453

	Insurance 0.4%
	MPH Acquisition Holdings LLC 2016 Term Loan B 5.084% (3 Month LIBOR + 2.75%), due 6/7/23		4,417,867	4,416,025

	Lodging 0.8%
	Boyd Gaming Corp. Term Loan B3 4.45% (1 Week LIBOR + 2.50%), due 9/15/23		337,281	338,883
	Hilton Worldwide Finance LLC Term Loan B2 3.814% (1 Month LIBOR + 1.75%), due 10/25/23		9,196,081	9,220,680
				9,559,563

	Machinery - Diversified 0.6%
	Titan Acquisition, Ltd. 2018 Term Loan B 5.077% (1 Month LIBOR + 3.00%), due 3/28/25		3,740,625	3,678,280
	Zebra Technologies Corp. 2018 Term Loan B 4.057% (3 Month LIBOR + 1.75%), due 10/27/21		3,342,052	3,348,615
				7,026,895

	Media 0.7%
	Nielsen Finance LLC Term Loan B4 4.097% (1 Month LIBOR + 2.00%), due 10/4/23		3,915,437	3,894,024
	Virgin Media Bristol LLC 2017 Term Loan K 4.572% (1 Month LIBOR + 2.50%), due 1/15/26		4,100,000	4,092,312
				7,986,336

	Mining, Steel, Iron & Non-Precious Metals 0.3%
	Gates Global LLC 2017 Repriced Term Loan B 5.084% (3 Month LIBOR + 2.75%), due 4/1/24		4,011,643	4,018,664

	Pharmaceuticals 0.4%
	Change Healthcare Holdings, Inc. 2017 Term Loan B 4.827% (1 Month LIBOR + 2.75%), due 3/1/24		5,416,438	5,406,282

	Retail 0.1%
	1011778 B.C. Unlimited Liability Co. Term Loan B3 4.327% (1 Month LIBOR + 2.25%), due 2/16/24		1,550,334	1,549,043

	Software 0.3%
	First Data Corp. 2024 Term Loan 4.069% (1 Month LIBOR + 2.00%), due 4/26/24		3,662,825	3,661,993

	Telecommunications 1.9%
	Level 3 Financing, Inc. 2017 Term Loan B 4.331% (1 Month LIBOR + 2.25%), due 2/22/24		9,000,000	9,012,501
	SBA Senior Finance II LLC 2018 Term Loan B 4.08% (1 Month LIBOR + 2.00%), due 4/11/25		8,698,453	8,677,916
	Sprint Communications, Inc. 1st Lien Term Loan B 4.625% (1 Month LIBOR + 2.50%), due 2/2/24		5,085,625	5,084,354
				22,774,771

	Transportation 0.3%
	XPO Logistics, Inc. 2018 Term Loan B 4.064% (1 Month LIBOR + 2.00%), due 2/24/25		3,285,000	3,290,220

	Total Loan Assignments (Cost $206,018,625)			205,940,961

	Mortgage-Backed Securities 0.6%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.6%
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 2.321% (1 Month LIBOR + 0.23%), due 12/25/36 (a)(b)		23,392	22,488
	Wells Fargo Commercial Mortgage Trust (a)(i)
	Series 2018-1745, Class A 3.874%, due 6/15/36		3,450,000	3,428,805
	Series 2018-AUS, Class A 4.193%, due 7/17/36		4,200,000	4,234,139
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 4.424%, due 7/25/36 (i)		70,451	71,469
				7,756,901

	Total Mortgage-Backed Securities (Cost $7,790,047)			7,756,901

	U.S. Government & Federal Agencies 0.1%
	United States Treasury Bonds 0.1%
	5.375%, due 2/15/31		870,000	1,086,378

	United States Treasury Notes 0.0% ‡
	2.125%, due 8/15/21		70,000	68,674

	Total U.S. Government & Federal Agencies (Cost $1,167,834)			1,155,052

	Total Long-Term Bonds (Cost $1,201,981,398)			1,188,173,431

			Shares
	Common Stocks 0.0%‡
	Commercial Services & Supplies 0.0% ‡
	Quad/Graphics, Inc.		14	288

	Media 0.0% ‡
	ION Media Networks, Inc. (g)(h)(j)(k)(l)		22	13,624

	Tobacco 0.0% ‡
	Turning Point Brands, Inc.		6,802	227,595

	Total Common Stocks (Cost $0)			241,507

	Short-Term Investments 3.3%
	Affiliated Investment Company 3.3%
	MainStay U.S. Government Liquidity Fund, 1.75% (m)		40,049,878	40,049,878

	Total Affiliated Investment Company (Cost $40,049,878)			40,049,878

	Repurchase Agreement 0.0% ‡
	Fixed Income Clearing Corp. 0.94%, dated 7/31/18 due 8/1/18 Proceeds at Maturity $168,820 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 06/30/23, with a Principal Amount of $185,000 and a Market Value of $172,735)		$168,816	168,816

	Total Repurchase Agreement (Cost $168,816)			168,816

	Total Short-Term Investments (Cost $40,218,694)			40,218,694

	Total Investments, Before Investments Sold Short (Cost $1,242,200,092)		100.7%	1,228,633,632

	Investments Sold Short (2.0%)
	Corporate Bonds Sold Short (2.0%)
	Internet (0.8%)
	Netflix, Inc. 4.375%, 11/15/26		(10,400,000)	(9,750,000)

	Oil & Gas (1.2%)
	Noble Energy, Inc.
	3.90%, due 11/15/24		(12,115,000)	(11,972,111)
	4.15%, due 12/15/21		(3,000,000)	(3,047,194)
				(15,019,305)

	Total Corporate Bonds Sold Short (Proceeds $24,094,182)			(24,769,305)

	Total Investments Sold Short (Proceeds $24,094,182) (n)			(24,769,305)

	Total Investments, Net of Investments Sold Short (Cost $1,218,105,910)		98.7%	1,203,864,327
	Other Assets, Less Liabilities		1.3	16,453,058
	Net Assets		100.0%	$1,220,317,385

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2018, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2018.
(c)	Fixed to floating rate - Rate shown was the rate in effect as of July 31, 2018.
(d)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Step coupon - Rate shown was the rate in effect as of July 31, 2018.
(g)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2018, the total market value of fair valued securities was $68,026, which represented less than one-tenth of a percent of the Fund's net assets.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2018.
(j)	Illiquid security - As of July 31, 2018, the total market value of the security deemed illiquid under procedures approved by the Board of Trustees was $13,624, which represented less than one-tenth of a percent of the Fund's net assets.
(k)	Restricted security.
(l)	Non-income producing security.
(m)	Rate reported is the current yield as of July 31, 2018.
(n)	As of July 31, 2018, cash in the amount of $68,917,030 was on deposit with brokers for short sale transactions.

As of July 31, 2018, the Fund held the following foreign currency forward contracts1:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	11,708,000	USD	13,682,554	JPMorgan Chase Bank N.A.	8/1/18	$8,194
USD	14,353,329	EUR	11,708,000	JPMorgan Chase Bank N.A.	8/1/18	662,580
USD	17,970,786	GBP	12,837,000	JPMorgan Chase Bank N.A.	8/1/18	1,121,587
USD	10,253,057	GBP	7,761,000	JPMorgan Chase Bank N.A.	11/1/18	26,239
Total unrealized appreciation						1,818,600
GBP	12,837,000	USD	16,902,528	JPMorgan Chase Bank N.A.	8/1/18	(53,329)
USD	13,832,167	EUR	11,755,000	JPMorgan Chase Bank N.A.	11/1/18	(8,257)
Total unrealized depreciation						(61,586)
Net unrealized appreciation						$1,757,014

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

As of July 31, 2018, the Fund held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(1,510)	September 2018	$(319,339,100)	$(319,176,250)	$162,850
5-Year United States Treasury Note	(2,366)	September 2018	(268,077,683)	(267,653,750)	423,933
10-Year United States Treasury Note	397	September 2018	47,194,276	47,410,484	216,208
10-Year United States Treasury Ultra Note	539	September 2018	68,524,743	68,511,953	(12,790)
Euro-BTP	(71)	September 2018	(10,621,125)	(10,568,936)	52,189
Euro Bund	(315)	September 2018	(59,218,347)	(59,517,222)	(298,875)
United States Treasury Long Bond	(112)	September 2018	(15,826,740)	(16,012,500)	(185,760)
United States Treasury Ultra Long Bond	(61)	September 2018	(9,567,324)	(9,571,281)	(3,957)
			$(566,931,300)	$(566,577,502)	$353,798

1.	As of July 31, 2018, cash in the amount of $3,015,161 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2018.

Swap Contracts

As of July 31, 2018, the Fund held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Fund	Payments Received by Fund	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$250,000,000	USD	8/8/2019	Fixed 1.621%	3-Month USD-LIBOR	Quarterly	$30,277	$2,691,824	$2,722,101
150,000,000	USD	11/9/2019	Fixed 1.83%	3-Month USD-LIBOR	Quarterly	(8,773)	1,767,099	1,758,326
40,000,000	USD	3/16/2023	Fixed 2.793%	3-Month USD-LIBOR	Quarterly	—	332,103	332,103
41,000,000	USD	3/29/2023	Fixed 2.762%	3-Month USD-LIBOR	Quarterly	—	398,240	398,240
						$21,504	$5,189,266	$5,210,770

As of July 31, 2018, the Fund held the following OTC credit default swap contracts:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/ Receive Fixed Rate[4]	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]
Staples, Inc. 2.75%, 1/12/18	Credit Suisse First Boston	6/20/2019	Buy	7,000	1.00%	Quarterly	$(86,439)	$(42,857)	$(129,296)
							$(86,439)	$(42,857)	$(129,296)

1	As of July 31, 2018, cash in the amount of $1,828,618 was on deposit with a broker for centrally cleared swap agreements.
2

Buy-Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell-Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.
4	The annual fixed rate represents the interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.
5	Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at July 31, 2018.

The following abbreviations are used in the preceding pages:

BTP	—Buoni del Tesoro Poliennali (Eurex Exchange index)
EUR	—Euro
GBP	—British Pound Sterling
LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$793,960	$—	$793,960
Corporate Bonds	—	971,822,653	—	971,822,653
Foreign Bonds	—	703,904	—	703,904
Loan Assignments (b)	—	201,482,218	4,458,743	205,940,961
Mortgage-Backed Securities	—	7,756,901	—	7,756,901
U.S. Government & Federal Agencies	—	1,155,052	—	1,155,052
Total Long-Term Bonds	—	1,183,714,688	4,458,743	1,188,173,431
Common Stocks (c)	227,883	—	13,624	241,507
Short-Term Investments
Affiliated Investment Company	40,049,878	—	—	40,049,878
Repurchase Agreement	—	168,816	—	168,816
Total Short-Term Investments	40,049,878	168,816	—	40,218,694
Total Investments in Securities	40,277,761	1,183,883,504	4,472,367	1,228,633,632
Other Financial Instruments
Foreign Currency Forward Contracts (d)	—	1,818,600	—	1,818,600
Futures Contracts (d)	855,180	—	—	855,180
Interest Rate Swap Contracts (d)	—	5,210,770	—	5,210,770
Total Other Financial Instruments	855,180	7,029,370	—	7,884,550
Total Investments in Securities and Other Financial Instruments	$41,132,941	$1,190,912,874	$4,472,367	$1,236,518,182

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Bonds Sold Short
Corporate Bonds Sold Short	$—	$(24,769,305)	$—	$(24,769,305)
Total Long-Term Bonds Sold Short	—	(24,769,305)	—	(24,769,305)
Other Financial Instruments
Foreign Currency Forward Contracts (d)	—	(61,586)	—	(61,586)
Futures Contracts (d)	(501,382)	—	—	(501,382)
Credit Default Swap Contracts (d)	—	(129,296)	—	(129,296)
Total Other Financial Instruments	(501,382)	(190,882)	—	(692,264)
Total Investments in Securities Sold Short and Other Financial Instruments	$(501,382)	$(24,960,187)	$—	$(25,461,569)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $4,458,743 is held in Hand & Machine Tools within the Loan Assignments section of the Portfolio of Investments.

(c)	The Level 3 security valued at $13,624 is held in Media within the Common Stocks section of the Portfolio of Investments.

(d)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of July 31, 2018, a loan assignment with a market value of $4,903,448 transferred from Level 2 to Level 3 as the fair value obtained by an independent pricing service, utilized significant unobservable inputs. As of October 31, 2017, the fair value obtained for this loan assignment, as determined by an independent pricing service, utilized significant other observable inputs.

As of July 31, 2018, loan assignments with a market value of $11,887,637 transferred from Level 3 to Level 2 as the fair value obtained from an independent pricing service, utilized significant other observable inputs. As of October 31, 2017, the fair value obtained for this loan assignment, as determined by an independent pricing service, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2018
Long-Term Bonds
Loan Assignments
Commercial Services	$8,531,250	$-	$-	$-	$-	$-	$-	$(8,531,250)	$-	$-
Electrical Components & Equipment	3,356,387	-	-	-	-	-	-	(3,356,387)	-	-
Hand & Machine Tools	-	2,034	1,241	(46,028)		(401,952)	4,903,448		4,458,743	(46,028)
Iron & Steel	7,103,396	1,196	9,041	(63,116)	-	(7,050,517)	-	-	-	-
Common Stocks
Media	14,929	-	-	(1,305)	-	-	-	-	13,624	(1,305)
Total	$19,005,962	$3,230	$10,282	$(110,449)	$-	$(7,452,469)	$4,903,448	$(11,887,637)	$4,472,367	$(47,333)

(a) Sales include principal reductions.

MainStay Money Market Fund

Portfolio of Investments July 31, 2018 (Unaudited)

	Principal Amount
Short-Term Investments 99.7% †
Certificates of Deposit 4.4%
Bank of Montreal 2.292% (1 Month LIBOR + 0.22%), due 9/14/18 (a)	$5,000,000	$5,000,000
Canadian Imperial Bank of Commerce 2.334% (1 Month LIBOR + 0.26%), due 11/13/18 (a)	4,000,000	4,000,000
Royal Bank of Canada 2.559% (3 Month LIBOR + 0.17%), due 6/17/19 (a)	5,000,000	5,000,000
Total Certificates of Deposit (Cost $14,000,000)		14,000,000

Corporate Bonds 1.3%
Toyota Motor Credit Corp. 2.573% (3 Month LIBOR + 0.23%), due 8/15/18 (a)	4,000,000	4,000,194
Total Corporate Bonds (Cost $4,000,194)		4,000,194

Financial Company Commercial Paper 16.8%
Canadian Imperial Bank of Commerce 2.271% (1 Month LIBOR + 0.19%), due 8/22/18 (a)(b)(c)	5,000,000	5,000,000
CPPIB Capital, Inc. 1.94%, due 8/15/18 (b)(c)	5,000,000	4,996,208
JP Morgan Securities LLC 2.282% (1 Month LIBOR + 0.19%), due 8/2/18 (a)(b)(c)	5,000,000	5,000,000
Massachusetts Mutual Life Insurance Co. (b)(c)
1.945%, due 8/17/18	5,000,000	4,995,555
1.953%, due 8/20/18	5,000,000	4,994,722
National Rural Utilities Cooperative Finance Corp. (c)
1.949%, due 8/6/18	7,000,000	6,998,056
1.954%, due 8/10/18	3,000,000	2,998,515
Nationwide Life Insurance Co. (b)(c)
1.943%, due 8/1/18	5,000,000	5,000,000
1.963%, due 8/16/18	3,620,000	3,617,029
Toronto-Dominion Bank (b)(c)
1.933%, due 8/10/18	5,000,000	4,997,506
2.555% (3 Month LIBOR + 0.23%), due 3/20/19 (a)	5,000,000	5,000,000
Total Financial Company Commercial Paper (Cost $53,597,591)		53,597,591

Government Agency Debt 5.6%
Federal Farm Credit Banks 1.94%, due 8/3/18	5,000,000	4,999,486
Federal Home Loan Banks
1.94%, due 8/24/18	4,000,000	3,995,144
1.95%, due 9/7/18	9,000,000	8,982,259
Total Government Agency Debt (Cost $17,976,889)		17,976,889

Other Commercial Paper 44.4%
American Honda Finance Corp. 2.048%, due 9/11/18 (c)	5,000,000	4,988,156
Archer-Daniels-Midland Co. (b)(c)
1.929%, due 8/6/18	5,000,000	4,998,632
1.939%, due 8/14/18	5,000,000	4,996,407
BASF SE 2.062%, due 9/4/18 (b)(c)	5,000,000	4,990,414
Canadian National Railway Co. 1.981%, due 8/23/18 (b)(c)	5,000,000	4,993,889
Caterpillar Financial Services Corp. (c)
2.133%, due 8/9/18	1,575,000	1,574,230
2.276%, due 9/17/18	3,000,000	2,991,148
Coca-Cola Co. (b)(c)
1.94%, due 8/15/18	5,000,000	4,996,111
2.02%, due 9/12/18	2,500,000	2,493,379
Cummins, Inc. 1.976%, due 8/21/18 (b)(c)	5,000,000	4,994,389
Exxon Mobil Corp. (c)
1.909%, due 8/24/18	5,000,000	4,993,867
1.916%, due 8/27/18	5,000,000	4,992,705
General Dynamics Corp. (b)(c)
1.995%, due 8/28/18	3,000,000	2,995,545
1.992%, due 8/27/18	1,600,000	1,597,539
GlaxoSmithKline LLC 1.958%, due 8/13/18 (b)(c)	5,000,000	4,996,617
Henkel of America, Inc. (b)(c)
1.949%, due 8/6/18	4,000,000	3,998,861
1.959%, due 8/14/18	4,000,000	3,996,996
IBM Credit LLC (b)(c)
2.004%, due 9/5/18	5,000,000	4,990,181
2.034%, due 9/18/18	5,000,000	4,986,200
John Deere Canada ULC 1.983%, due 8/28/18 (b)(c)	3,500,000	3,494,750
Kimberly-Clark Corp. (b)(c)
1.953%, due 8/9/18	5,000,000	4,997,811
1.979%, due 8/20/18	5,000,000	4,994,854
Nestle Capital Corp. 1.902%, due 8/9/18 (b)(c)	6,000,000	5,997,453
NSTAR Electric Co. (c)
1.951%, due 8/8/18	5,000,000	4,998,124
1.958%, due 8/13/18	5,000,000	4,996,750
ONE Gas, Inc. 2.192%, due 8/1/18 (b)(c)	5,000,000	5,000,000
Ontario Teachers' Finance Trust (b)(c)
2.203%, due 10/19/18	2,500,000	2,487,162
1.974%, due 8/2/18	5,000,000	4,999,714
PACCAR Financial Corp. 1.949%, due 8/6/18 (c)	5,000,000	4,998,639
Province of Alberta Canada 1.982%, due 9/4/18 (b)(c)	2,500,000	2,494,805
Province of Quebec (b)(c)
1.915%, due 8/3/18	3,975,000	3,974,547
1.92%, due 8/7/18	5,000,000	4,998,308
Siemens Capital Co., LLC (b)(c)
1.909%, due 8/6/18	2,000,000	1,999,467
1.938%, due 8/28/18	1,500,000	1,497,829
Total Other Commercial Paper (Cost $141,495,479)		141,495,479

Treasury Debt 5.2%
United States Treasury Bills
1.881%, due 8/23/18	2,700,000	2,696,943
1.899%, due 8/23/18	5,084,000	5,078,187
United States Treasury Notes
0.75%, due 8/31/18	3,000,000	2,998,789
1.125%, due 5/31/19	3,000,000	2,970,875
1.25%, due 4/30/19	3,000,000	2,976,906
Total Treasury Debt (Cost $16,721,700)		16,721,700

Treasury Repurchase Agreements 22.0%
Bank of America N.A. 1.91%, dated 7/31/18 due 8/1/18 Proceeds at Maturity $15,000,796 (Collateralized by a United States Treasury Note with a rate of 1.50% and a maturity date of 5/31/2019, with a Principal Amount of $15,374,500 and a Market Value of $15,300,087) 1.91%, due 8/1/18	15,000,000	15,000,000
Bank of Montreal 1.89%, dated 7/31/18 due 8/1/18 Proceeds at Maturity $15,000,788 (Collateralized by United States Treasury securities with rates between 0.00% and 2.75% and maturity dates between 9/27/18 and 11/15/27, with a Principal Amount of $15,727,800 and a Market Value of $15,300,076) 1.89%, due 8/1/18	15,000,000	15,000,000
RBC Capital Markets LLC 1.88%, dated 7/31/18 due 8/1/18 Proceeds at Maturity $25,007,306 (Collateralized by United States Treasury securities with rates between 2.00% and 4.375% and maturity dates between 10/31/2022 and 5/15/2046, with a Principal Amount of $26,300,300 and a Market Value of $25,507,498) 1.88%, due 8/1/18	25,006,000	25,006,000
TD Securities (U.S.A.) LLC 1.88%, dated 7/31/18 due 8/1/18 Proceeds at Maturity $15,000,783 (Collateralized by United States Treasury securities with rates between 0.00% and 2.875% and maturity dates between 10/4/2018 and 5/15/2028, with a Principal Amount of $15,392,200 and a Market Value of $15,300,079) 1.88%, due 8/1/18	15,000,000	15,000,000

Total Treasury Repurchase Agreements (Cost $70,006,000)		70,006,000

Total Short-Term Investments (Amortized Cost $317,797,853)	99.7%	317,797,853
Other Assets, Less Liabilities	0.3	1,013,004
Net Assets	100.0%	$318,810,857

†	Percentages indicated are based on Fund net assets.
(a)	Floating rate - Rate shown was the rate in effect as of July 31, 2018.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Interest rate shown represents yield to maturity.

The following abbreviation is used in the preceding pages:

LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Certificates of Deposit	$—	$14,000,000	$—	$14,000,000
Corporate Bonds	—	4,000,194	—	4,000,194
Financial Company Commercial Paper	—	53,597,591	—	53,597,591
Government Agency Debt	—	17,976,889	—	17,976,889
Other Commercial Paper	—	141,495,479	—	141,495,479
Treasury Debt	—	16,721,700	—	16,721,700
Treasury Repurchase Agreements	—	70,006,000	—	70,006,000
Total Investments in Securities	$—	$317,797,853	$—	$317,797,853

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2018, the Fund did not have any transfers among levels.

As of July 31, 2018, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2018 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees of the MainStay Funds (the "Board") adopted procedures establishing methodologies for the valuation of each Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the "Subcommittee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate. The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Fund.

To assess the appropriateness of security valuations, the Manager, the Subadvisor(s) or the Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

"Fair value" is defined as the price that a Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of July 31, 2018, the aggregate value by input level of each Fund's assets and liabilities is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2018, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of July 31, 2018, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of July 31, 2018, no foreign equity securities held by the Funds were fair valued in such a manner.

Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds , as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities, rights, warrants and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities, and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Securities held by the Money Market Fund are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate per the requirements of Rule 2a-7 under the Investment Company Act of 1940 as amended. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. These securities are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation of each Fund's Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

MainStay MacKay High Yield Corporate Bond Fund

Asset Class	Fair Value at 7/31/18*	Valuation Technique	Unobservable Inputs	Range
Convertible Bonds (3)	$77,503,413	Market Approach	Estimated Enterprise Value	$1,001.9 - $1,148.7m

	11,014	Income Approach	Liquidity Discount	100 bps
			Subordination Discount	150 bps

Corporate Bonds (1)	95,738,691	Income Approach	Estimated Yield to Maturity	15.10%
			Spread Adjustment	3.28%

Common Stocks (3)	6,442,563	Market Approach	Estimated Enterprise Value	$1,001.9 - $1,148.7m
			Estimated Volatility	20.00%

	1,416,316	Market Approach	Terminal Value Multiple	9.0x
			Liquidity Discount	20.00%

	9,898,795	Market Approach	EBITDA Multiple	5.75x
			Discount Rate	10.00%
	$191,010,792

* The table above does not include certain Level 3 investments that were valued by brokers without adjustment. As of July 31, 2018, the value of these investments was $21,902,136. The inputs for this investment were not readily available or cannot be reasonably estimated.

A fund security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or the Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or the Subadvisor(s) determine the liquidity of a Fund's investments; in doing so, the Manager or the Subadvisor(s) may consider various factors, including: (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each Fund's investments, as shown in their respective accompanying Portfolio of Investments, was determined as of July 31, 2018 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of July 31, 2018, securities deemed to be illiquid under procedures approved by the Board are shown in the Portfolio of Investments.

Investments in Affiliates (in 000s) During the period ended July 31, 2018, purchases and sales transactions, income earned from investments and shares held of investment companies managed by New York Life Investments or its affiliates were as follows:

MainStay Income Builder Fund

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$122,013	$(60,221)	$—	$—	$61,792	$104	$—	61,792

MainStay Large Cap Growth Fund

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$275,281	$(195,219)	$—	$—	$80,062	$96	$—	80,062

MainStay MacKay Common Stock Fund

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$1,401	$(1,241)	$—	$—	$160	$0	(a)	$—	160

MainStay MacKay Convertible Fund

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$132,257	$(23,208)	$—	$—	$109,049	$121	—	109,049

MainStay MacKay Emerging Markets Debt Fund

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$8,391	$(3,528)	$—	$—	$4,863	$5	$—	4,863

MainStay MacKay Government Fund

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$4,309	$(1,741)	$—	$—	$2,568	$3	$—	2,568

MainStay MacKay International Equity Fund

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$2,876	$(2,573)	$—	$—	$303	$1	$—	303

MainStay MacKay Unconstrained Bond Fund

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$68,231	$(28,181)	$—	$—	$40,050	$68	$—	40,050

MainStay MAP Equity Fund

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$51,259	$(34,063)	$—	$—	$17,196	$17	$—	17,196

(a) Less than $500.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MAINSTAY FUNDS

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	September 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	September 25, 2018

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:	September 25, 2018